                        PROSPECTUS DATED JUNE 30, 2000

--------------------------------------------------------------------------------
                          VARIABLE ESTATE PROTECTION II
--------------------------------------------------------------------------------

        a flexible premium variable life survivorship insurance policy issued by
                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                                  ("JHVLICO")


     The policy provides an investment option with fixed rates of return declared by JHVLICO and the following variable investment options:

-----------------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                          MANAGED BY
--------------------------                          ----------
  Managed.....................................      Independence Investment Associates, Inc.
  Growth & Income.............................      Independence Investment Associates, Inc.
  Fidelity VIP Contrafund(R)..................      Fidelity Management and Research Company
  Equity Index................................      State Street Global Advisors
  Large Cap Value.............................      T. Rowe Price Associates, Inc.
  American Leaders Large Cap Value............      Federated Investment Management Company
  Large Cap Growth............................      Independence Investment Associates, Inc.
  Large Cap Aggressive Growth.................      Alliance Capital Management L.P.
  Fidelity VIP Growth.........................      Fidelity Management and Research Company
  AIM V.I. Value..............................      A I M Advisors, Inc.
  Janus Aspen Global Technology...............      Janus Capital Corporation
  Mid Cap Value...............................      Neuberger Berman, LLC
  Fundamental Mid Cap Growth..................      OppenheimerFunds, Inc.
  Mid Cap Growth..............................      Janus Capital Corporation
  Real Estate Equity..........................      Independence Investment Associates, Inc. and Morgan
                                                     Stanley Dean Witter Investment Management, Inc.
  Small/Mid Cap CORE..........................      Goldman Sachs Asset Management
  Small/Mid Cap Growth........................      Wellington Management Company, LLP
  Small Cap Value.............................      INVESCO Management & Research, Inc.
  Small Cap Growth............................      John Hancock Advisers, Inc.
  MFS New Discovery...........................      MFS Investment Management(R)
  Global Balanced.............................      Brinson Partners, Inc.
  Janus Aspen Worldwide Growth................      Janus Capital Corporation
  Templeton International Securities..........      Templeton Investment Counsel, Inc.
  International Equity Index..................      Independence International Associates, Inc.
  International Opportunities.................      Rowe Price-Fleming International, Inc.
  Emerging Markets Equity.....................      Morgan Stanley Dean Witter Investment Management, Inc.
  Short-Term Bond.............................      Independence Investment Associates, Inc.
  Bond Index..................................      Mellon Bond Associates, LLP
  Active Bond.................................      John Hancock Advisers, Inc.
  Core Bond...................................      Federated Investment Management Company
  Global Bond.................................      J.P. Morgan Investment Management, Inc.
  High Yield Bond.............................      Wellington Management Company, LLP
  Money Market................................      John Hancock Life Insurance Company
-----------------------------------------------------------------------------------------------------------

  The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Inc., the Templeton Variable Products Series Fund, Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II, the Janus Aspen Series (Service Shares Class), and the MFS Variable Insurance Trust (together, "the Trusts"). In this prospectus, the investment options of the Trusts are referred to as "funds". In the prospectuses for the Trusts, the investment options may be referred to as "funds", "portfolios" or "series".

  Each Trust is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Trusts. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus is a prospectus for each Trust. The Trust prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

  Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            * * * * * * * * * * * *


                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------


                      EXPRESS DELIVERY           U.S. MAIL
                      ----------------           ---------
                    529 Main Street (X-4)      P.O. Box 111
                    Charlestown, MA 02129    Boston, MA 02117

                            PHONE:  1-800-732-5543

                             FAX:  1-617-886-3048

                           GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 24.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 33.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account S. These start on page 47.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 129.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Trusts begin.

                                  **********

                               BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.

Here are the page numbers where the questions and answers appears:

Question                                                                        Beginning on page
--------                                                                        -----------------
 .What is the policy?.......................................................             5
 .Who owns the policy?......................................................             5
 .How can I invest money in the policy?.....................................             5
 .Is there a minimum amount I must invest?..................................             7
 .How will the value of my investment in the policy change over time?.......             8
 .What charges will JHVLICO deduct from my investment in the policy?........             9
 .What charges will the Trusts deduct from my investment in the policy?.....            11
 .What other charges could JHVLICO impose in the future?....................            13
 .How can I change my policy's investment allocations?......................            14
 .How can I access my investment in the policy?.............................            15
 .How much will JHVLICO pay when the last insured person dies?..............            16
 .What optional rider benefits can I choose?................................            18
 .How can I change my policy's insurance coverage?..........................            19
 .Can I cancel my policy after it's issued?.................................            19
 .Can I choose the form in which JHVLICO pays out policy proceeds?..........            20
 .To what extent can JHVLICO vary the terms and conditions of its policies
  in particular cases?.....................................................            21
 .How will my policy be treated for income tax purposes?....................            21
 .How do I communicate with JHVLICO?........................................            21

WHAT IS THE POLICY?

  This is a so-called "survivorship" policy that provides coverage on two insured persons. The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the last surviving insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary upon the death of the last surviving insured person (we call this the "death benefit") may be similarly affected.

  While either of the insured persons is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

  Each premium payment must be at least $100.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
40. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured persons don't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

 In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed minimum death benefit feature from terminating. We reserve the right to limit premium payments above the amount of cumulative Guaranteed Minimum Death Benefit Premiums (whether or not the guaranteed minimum death benefit feature described on page 7 is in effect).

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

IS THERE A MINIMUM AMOUNT I MUST INVEST?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed minimum death benefit feature" below).

Lapse and reinstatement

  Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case,
                   ---
if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date (as defined on page 36), we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 2 years from the beginning of the grace period. You will have to provide evidence that the surviving insured persons still meet our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the last surviving insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed minimum death benefit feature

  This feature is available only if the insured persons meet certain underwriting requirements and only if you've elected death benefit Option B (see "How much will JHVLICO pay when the last insured person dies?" on page 16). The feature guarantees that your Basic Sum Insured will not lapse, regardless of adverse investment performance, if both of the following are true:

     . any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see "How much will JHVLICO pay when the last insured person dies?" on page 16), and

     . on each monthly deduction date the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.

  The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium) is defined in the policy and one-twelfth of it is "due" on each monthly deduction date. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

  No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the last insured person dies?" on page 16).

  If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the surviving insured persons still meet our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

  The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How
                 ---
much will JHVLICO pay when the last insured person dies?" on page 16).

  The guaranteed minimum death benefit feature will cease to apply on the policy anniversary nearest the 100th birthday of the younger insured person (whether or not such insured person is then alive). Also, the feature cannot be reinstated after that policy anniversary. However, the optional "Age 100 waiver of charges rider", if elected at the time of application for the policy, will continue the guaranteed minimum death benefit feature beyond that policy anniversary.

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" on page 37.)

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the Trust and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the asset-based risk charge described on page 10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed on page 15.

WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
  ------------------
  expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
  --------------
  burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium processing charge - A charge to help defray our administrative
  -------------------------
  costs. This charge is 1.25% of each premium. For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%

 . Sales charge - A charge to help defray our sales costs. The charge for
  ------------
  premiums paid in the first policy year is 30% of premiums paid up to the Target Premium, and 3.5% of premiums paid in excess of the Target Premium. The charge for premiums paid after the first policy year up to the Target Premium is 15% in policy years 2 through 5, 10% in policy years 6 through 10, up to 4% (currently 3%) in policy years 11 through 20, and up to 3% (currently 0%) thereafter. The charge for premiums paid after the first policy year in excess of the Target Premium is 3.5% in policy years 2 through 10, 3% in policy years 11 through 20, and up to 3% (currently 0%) thereafter. If the younger of the insured persons is age 71 or older when the policy is issued, there will be no sales charges deducted from premiums paid after the eleventh policy year. Because policies of this type were first offered in 1993, the foregoing waiver and the lower current rates after policy year 10 are not yet applicable to any policy. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.

 . Optional enhanced cash value rider charge - A charge to cover the cost of
  -----------------------------------------
  this rider, if elected, equal to 2% of premium paid in the first policy year that does not exceed the Target Premium.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs.
  ------------
  This charge has two parts: (1) a flat dollar amount of $55.55 deducted only during the first five policy years, and (2) a charge of 2c per $1,000 of Total Sum Insured at issue that is deducted only during the first three policy years. The second part of this monthly charge is guaranteed not to exceed $200.

 . Administrative charge - A monthly charge to help defray our
  ---------------------
  administrative costs. This charge also has two parts: (1) a flat dollar charge of up to $10 (currently $7.50), and (2) a charge of 3c per $1,000 of Total Sum Insured at issue (currently 1c per $1,000 of Total Sum Insured at issue). However, for policies with a Total Sum Insured at issue of $5 million or more, the first part of this charge is currently zero.

 . Insurance charge - A monthly charge for the cost of insurance. To
  ----------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of each of the insured persons, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as each insured person's attained age increases. (An insured person's "attained age" on any date is his or her age on the birthday nearest that date.) The insurance charge is not affected by the death of the first insured person to die.

 . Extra mortality charge - A monthly charge specified in your policy for
  ----------------------
  additional mortality risk if either of the insured persons is subject to certain types of special insurance risk.

 . Asset-based risk charge - A monthly charge for mortality and expense
  -----------------------
  risks we assume. The charge is a percentage of that portion of your account value allocated to variable investment options. The charge does not apply to the fixed investment option. We guarantee that the percentage will never exceed .0753% per month (.90% on an effective annual basis).
  The actual percentage applied will vary depending upon the policy year in which the charge is made and the Total Sum Insured at issue. For policy years 1 through 15, the current monthly percentages are as follows: .0669% for a Total

     Sum Insured at issue of less than $5 million, .0627% for a Total Sum Insured at issue of at least $5 million but less than $15 million, and .0585% for a Total Sum Insured at issue of $15 million or more. (These monthly percentages equate to the following effective annual percentages:
     .80%, .75% and .70%, respectively.) For policy year 16 and thereafter, the current monthly percentages are as follows: .0250% for a Total Sum Insured at issue of less than $5 million, .0209% for a Total Sum Insured at issue of at least $5 million but less than $15 million, and .0167% for a Total Sum Insured at issue of $15 million or more. (These monthly percentages equate to the following effective annual percentages: .30%, .25% and .20%, respectively.) The reduction after 15 years has not occurred yet under any policy, since no policy has yet been outstanding for 15 years.

 .    Guaranteed minimum death benefit charge - A monthly charge beginning in
     ---------------------------------------
     the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1c per $1,000 of Basic Sum Insured at issue and is guaranteed not to exceed 3c per $1,000 of Basic Sum Insured at issue. Because policies of this type were first offered in 1993, this charge is not yet applicable to any policy at the current rate.

 .    Policy split option rider charge - A monthly charge if this rider is
     --------------------------------
     elected at the time of application for the policy. The charge is 3c per $1,000 of current Total Sum Insured.

 .    Age100 waiver of charges rider charge - A monthly charge if this rider is
     -------------------------------------
     elected at the time of application for the policy. To determine the charge, we multiply the amount of insurance for which we are at risk by a rate based on age. The rate is derived from an actuarial table. The table in your policy will show the maximum rates. The rates we will actually apply could be less than the maximum rates. This charge will not be made until the sixth policy year.

 .    Optional benefits charge - Monthly charges for certain other optional
     ------------------------
     insurance benefits added to the policy by means of a rider. We currently offer a number of such optional riders, such as the four year level term rider.

 .    Partial withdrawal charge - A charge for each partial withdrawal of
     -------------------------
     account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

What charges will the Trusts deduct from my investment in the policy?

     The Trusts must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 1999, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                          Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                          Management      Service        Expenses With   Operating     Expenses Absent
Fund Name                                     Fee       (12b-1) Fees     Reimbursement    Expenses      Reimbursement
---------                                 ----------  ----------------  ---------------  ----------  ------------------
JOHN HANCOCK VARIABLE SERIES TRUST I
 (NOTE 1):
Managed ...............................     0.32%           N/A              0.03%         0.35%           0.03%
Growth & Income .......................     0.25%           N/A              0.03%         0.28%           0.03%
Equity Index ..........................     0.14%           N/A              0.00%         0.14%           0.08%
Large Cap Value .......................     0.74%           N/A              0.10%         0.84%           0.11%
American Leaders Large Cap Value ......     0.80%           N/A              0.10%         0.90%           N/A
Large Cap Growth ......................     0.36%           N/A              0.03%         0.39%           0.03%
Large Cap Aggressive Growth ...........     0.98%           N/A              0.10%         1.08%           0.19%
Mid Cap Value .........................     0.80%           N/A              0.10%         0.90%           0.12%
Mid Cap Growth ........................     0.82%           N/A              0.10%         0.92%           0.11%
Fundamental Mid Cap Growth ............     0.85%           N/A              0.10%         0.95%           0.24%
Real Estate Equity ....................     0.60%           N/A              0.10%         0.70%           0.10%
Small/Mid Cap CORE ....................     0.80%           N/A              0.10%         0.90%           0.66%
Small/Mid Cap Growth ..................     0.75%           N/A              0.10%         0.85%           0.10%
Small Cap Value .......................     0.80%           N/A              0.10%         0.90%           0.16%
Small Cap Growth ......................     0.75%           N/A              0.10%         0.85%           0.14%
Global Balanced * .....................     0.85%           N/A              0.10%         0.95%           0.46%
International Equity Index ............     0.16%           N/A              0.10%         0.26%           0.22%
International Opportunities ...........     0.87%           N/A              0.10%         0.97%           0.29%
Emerging Markets Equity ...............     1.27%           N/A              0.10%         1.37%           2.17%
Short-Term Bond .......................     0.30%           N/A              0.10%         0.40%           0.13%
Bond Index ............................     0.15%           N/A              0.10%         0.25%           0.20%
Active Bond * .........................     0.25%           N/A              0.03%         0.28%           0.03%
Core Bond .............................     0.70%           N/A              0.10%         0.80%           N/A
Global Bond ...........................     0.69%           N/A              0.10%         0.79%           0.15%
High Yield Bond .......................     0.65%           N/A              0.10%         0.75%           0.39%
Money Market ..........................     0.25%           N/A              0.06%         0.31%           0.06%

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM V.I. Value ........................     0.61%           N/A              0.15%         0.76%           0.15%

VARIABLE INSURANCE PRODUCTS FUND -
 SERVICE CLASS  (NOTE 2):
Fidelity VIP Growth ...................     0.58%          0.10%             0.07%         0.75%           0.09%

VARIABLE INSURANCE PRODUCTS FUND II -
 SERVICE CLASS  (NOTE 2):
Fidelity VIP Contrafund(R) ............     0.58%          0.10%             0.07%         0.75%           0.10%

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST - CLASS 2 SHARES  (NOTE
 3):
Templeton International Securities ....     0.69%          0.25%             0.19%         1.13%           0.19%

JANUS ASPEN SERIES - SERVICE SHARES
 CLASS  (NOTE 4):
Janus Aspen Global Technology .........     0.65%          0.25%             0.13%         1.03%           0.13%
Janus Aspen Worldwide Growth ..........     0.65%          0.25%             0.05%         0.95%           0.05%


MFS VARIABLE INSURANCE TRUST
    (NOTE 5):
MFS New Discovery .....................     0.90%           N/A              0.17%         1.07%           1.59%

Notes to Fund Expense Table

     (1) John Hancock Variable Series Trust I funds' percentages reflect management fees and other fund expenses based on the allocation methodology and expense reimbursement policy adopted April 23, 1999. Under the policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). The percentages for the American Leaders Large Cap Value Fund and the Core Bond Fund are estimates because the funds were not in operation prior to the date of this prospectus.

     * Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

     (2) A portion of the brokerage commissions that certain of the Fidelity VIP funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the operating expenses of the funds would have been higher, as shown in the last column of this table.

     (3) On February 8, 2000, shareholders of each fund approved a merger and reorganization that combined the Templeton International Equity Fund with the Templeton International Securities Fund, effective May 1, 2000. Shareholders of the Templeton International Securities Fund had approved new management fees, which apply to the combined funds effective May 1, 2000. The table shows restated total expenses for the fund based on the new fees and the assets, as of December 31, 1999, of the Templeton International Securities Fund. However, if the table reflected both the new fees and the combined assets of the Templeton International Equity Fund and the Templeton International Securities Fund, the estimated expenses for the two funds combined after May 1, 2000 would be: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

     (4) The percentages for the new Service Shares Class of the Janus Aspen Global Technology Fund and the Janus Aspen Worldwide Growth Fund are estimates because the Service Shares Class was not in operation in 1999. All such estimates have been made without regard to the effect of any expense offset arrangements.

     (5) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed to bear expense for the New Discovery Fund, subject to reimbursement by the fund, such that such fund's "other fund expenses" shall not exceed 0.15% of the average daily net assets of the fund during the current fiscal year.

  What other charges could JHVLICO impose in the future?

     Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 .    You can only make such a transfer once in each policy year.

 .    The most you can transfer at any one time is the greater of $500 or 20%
     of the assets in your fixed investment option.

We reserve the right to impose limits on:

 .    the minimum amount of each transfer out of the fixed investment option;

 .    the maximum amount of any transfer into the fixed investment option after the second policy year; and

 .    the number and frequency of transfers out of the variable investment options.

Dollar cost averaging

     This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed.

How can I access my investment in the policy?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time. Generally, each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 10). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $250,000 or the policy's Basic Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will JHVLICO pay when the last insured person dies?" on page 16) and under the guaranteed minimum death benefit feature (see page 7). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page 7). The maximum amount you can borrow is 90% of your surrender value.

     The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 10 policy years, 4.50% in policy years 11 through 20, and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will JHVLICO pay when the last insured person dies?

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured persons. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. We reserve the right to impose underwriting restrictions on the proportions of Additional Sum Insured and Basic Sum Insured based upon the anticipated frequency of premium payments and other factors. However, even in the absence of such underwriting restrictions, the Additional Sum Insured generally cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 36.


     When the last of the two insured persons dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You choose which one you want in the application. The two death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described below).

     . Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy's account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

Optional extra death benefit feature

     If you elect the Option A death benefit, you may also elect this optional extra death benefit feature. (This feature is sometimes referred to as "Option M".) The optional extra death benefit is determined on each annual processing date as follows:

     . First, we multiply your account value by a factor specified in the policy. The factor is based on the age of the younger insured person.

     .    We will then subtract your Total Sum Insured.

     Any excess is the optional extra death benefit for the remainder of that policy year. This feature may result in the Option A death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy. If you elect this feature, you must elect the "cash value accumulation test" for purposes of determining the minimum insurance amount (see below). You may revoke your election of this feature at any time, but there may be adverse tax consequences if you do. An "annual processing date" is the first business day of a policy year.

The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law -- the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the death benefit option, you must also elect which test you wish to have applied. As indicated above, the guideline premium and cash value corridor test is not available if the optional extra death benefit feature is elected. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the guideline premium and cash value corridor test. The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each policy year will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "death benefit factor" applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases as attained age increases. A table showing the factor for each policy year will appear in the policy. Regardless of which test is applied, the appropriate factor will be referred to in the policy as the "Required Additional Death Benefit Factor."

     As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 40). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

Policy split option

     At the time of policy issue, you may elect a rider that will permit the Total Sum Insured to be evenly split into two separate policies, one for each insured person, but only if the insured persons get divorced or certain Federal tax law changes occur. The rider may be cancelled at any time, but it will automatically terminate on the date of death of the first insured person to die or on the policy anniversary nearest the older insured person's 80th birthday, whichever is earlier. A policy split could have adverse tax consequences, so check with your tax adviser before electing this rider.

When the younger insured person reaches 100

     If the policy is still in effect on the policy anniversary nearest the 100th birthday of the younger of the two insured persons, certain things will happen whether or not the younger insured person is actually alive on that policy anniversary. What happens depends upon whether the age 100 waiver of charges rider is in effect on that policy anniversary.

     If you elected the rider at the time of application for the policy and the rider is still in effect, the only thing that will happen is that we will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting premium payments.

     If you did not elect the rider at the time of application for the policy (or if you did elect it and it is no longer in effect), then the following will happen:


     . We will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting any premium payments.

     . The death benefit will become equal to the account value on the date of death. Death benefit Options A and B (as described above) and the guaranteed minimum death benefit feature will all cease to apply.

What optional rider benefits can I choose?

Optional enhanced cash value rider

     If you surrender the policy at any time during the first 4 policy years and this rider is then in effect, we will pay an Enhanced Cash Value Benefit. The Benefit is paid in addition to the policy surrender value. The Benefit is equal to a percentage of first year premiums paid up to the Target Premium. The percentage will be specified in the policy. Also, if you die during the first 4 policy years and the rider is in effect, we will increase the policy's account value by the amount of the Benefit in determining the death benefit payable. Since the rider increases the amount of insurance for which we are at risk, it increases the amount of the insurance charge described on page 10. The maximum amount you may borrow from the policy or withdraw from the policy through partial withdrawals is not effected by this rider. This rider can only be elected at the time of application for the policy.

Other riders

     We currently offer a number of other optional riders, such as the four year level term rider.

How can I change my policy's insurance coverage?

Increase in coverage

     The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, you may request an increase in the Additional Sum Insured at any time. However, you will have to provide us with evidence that the surviving insured persons still meet our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 38.

Decrease in coverage

     The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, you may request a reduction in the Additional Sum Insured at any time, but only if:

    .     the remaining Total Sum Insured will be at least $250,000, and

    . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     We may refuse any decrease in Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 38.

Change of death benefit option

     Changes of death benefit option are not permitted under our current administrative rules. We expect to be able to allow a change from Option B to Option A in the near future, but that is not guaranteed.

Tax consequences

     Please read "Tax considerations" starting on page 40 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

     You have the right to cancel your policy within 10 days (or longer in some states) after you receive it. This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 2, or to the JHVLICO representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Trust prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which JHVLICO pays out policy proceeds?

Choosing a payment option

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     .    Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     .    Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     .    Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?

     Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

     Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 39. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 How will my policy be treated for income tax purposes?

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

     For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 40.

How do I communicate with JHVLICO?

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 2.

     Certain requests must be made in writing and be signed and dated by you. They include the following:
       .    loans, surrenders or partial withdrawals

       .    transfers of account value among investment options

       . change of allocation among investment options for new premium payments

       .    change of death benefit option

       .    increase or decrease in Total Sum Insured

       .    change of beneficiary

       .    election of payment option for policy proceeds

       .    tax withholding elections

       .    election of telephone transaction privilege


     You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 2. You should also send notice of an insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

                ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for specified issue ages, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below), the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Premiums that are paid at the beginning of each policy year for a male insured person who is 55 years old and a preferred underwriting risk when the policy is issued and for a female insured person who is 50 years old and a preferred underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that the guaranteed minimum death benefit has not been elected beyond the tenth policy year and that no Additional Sum Insured or optional rider benefits have been elected.

     With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds of the Trust. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 12. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

     Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting the issue age, sex and underwriting risk classification of each of your proposed insured persons, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  -------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    ------------------------------  -------------------------------
 Year    5% annual interest     0%        6%        12%         0%        6%         12%
-------  ------------------  --------  --------  ----------  --------  --------  -----------
   1          $  8,564       $500,000  $500,000  $  500,000  $  4,286  $  4,569   $    4,853
   2            17,556        500,000   500,000     500,000    10,102    11,006       11,946
   3            26,998        500,000   500,000     500,000    15,019    16,889       18,908
   4            36,912        500,000   500,000     500,000    20,378    23,574       27,159
   5            47,322        500,000   500,000     500,000    25,651    30,548       36,254
   6            58,252        500,000   500,000     500,000    31,900    38,929       47,431
   7            69,728        500,000   500,000     500,000    38,048    47,669       59,750
   8            81,779        500,000   500,000     500,000    44,092    56,781       73,325
   9            94,432        500,000   500,000     500,000    50,032    66,279       88,282
  10           107,717        500,000   500,000     500,000    55,864    76,175      104,760
  11           121,667        500,000   500,000     500,000    62,234    87,165      123,630
  12           136,314        500,000   500,000     500,000    68,478    98,608      144,412
  13           151,694        500,000   500,000     500,000    74,590   110,516      167,300
  14           167,843        500,000   500,000     500,000    80,562   122,901      192,504
  15           184,799        500,000   500,000     500,000    86,384   135,774      220,258
  16           202,603        500,000   500,000     500,000    92,507   149,899      252,089
  17           221,297        500,000   500,000     500,000    98,473   164,637      287,328
  18           240,926        500,000   500,000     500,000   104,260   180,005      326,352
  19           261,536        500,000   500,000     500,000   109,843   196,020      369,589
  20           283,177        500,000   500,000     500,000   115,191   212,697      417,526
  25           408,735        500,000   500,000     786,005   138,474   308,447      748,576
  30           568,983        500,000   500,000   1,364,582   149,194   427,745    1,299,602
  35           773,504        500,000   611,446   2,320,178   134,980   582,329    2,209,693

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  -------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    ------------------------------  -------------------------------
 Year    5% annual interest     0%        6%        12%         0%        6%         12%
-------  ------------------  --------  --------  ----------  --------  --------  -----------
   1          $  8,564       $504,285  $504,569  $  504,853  $  4,285  $  4,569   $    4,853
   2            17,556        509,694   510,597     511,537    10,102    11,005       11,945
   3            26,998        515,017   516,887     518,906    15,017    16,887       18,906
   4            36,912        520,374   523,571     527,155    20,374    23,571       27,155
   5            47,322        525,646   530,542     536,247    25,646    30,542       36,247
   6            58,252        531,893   538,919     547,419    31,893    38,919       47,419
   7            69,728        538,037   547,655     559,731    38,037    47,655       59,731
   8            81,779        544,077   556,760     573,296    44,077    56,760       73,296
   9            94,432        550,010   566,248     588,239    50,010    66,248       88,239
  10           107,717        555,833   576,130     604,696    55,833    76,130      104,696
  11           121,667        562,194   587,105     623,539    62,194    87,105      123,539
  12           136,314        568,424   598,524     644,281    68,424    98,524      144,281
  13           151,694        574,515   610,396     667,106    74,515   110,396      167,106
  14           167,843        580,455   622,725     692,210    80,455   122,725      192,210
  15           184,799        586,230   635,514     719,811    86,230   135,514      219,811
  16           202,603        592,285   649,513     751,405    92,285   149,513      251,405
  17           221,297        598,155   664,070     786,285    98,155   164,070      286,285
  18           240,926        603,810   679,176     824,772   103,810   179,176      324,772
  19           261,536        609,212   694,819     867,213   109,212   194,819      367,213
  20           283,177        614,315   710,974     913,985   114,315   210,974      413,985
  25           408,735        634,777   799,719   1,230,517   134,777   299,719      730,517
  30           568,983        637,442   893,168   1,737,505   137,442   393,168    1,237,505
  35           773,504        605,515   972,242   2,539,325   105,515   472,242    2,039,325

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  -------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at    ------------------------------  -------------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%         12%
-------  ------------------  --------  --------  ----------  -------  --------  ------------
   1          $  8,564       $500,000  $500,000  $  500,000  $ 4,132  $  4,410   $    4,689
   2            17,556        500,000   500,000     500,000    9,769    10,652       11,570
   3            26,998        500,000   500,000     500,000   14,459    16,279       18,245
   4            36,912        500,000   500,000     500,000   19,535    22,636       26,114
   5            47,322        500,000   500,000     500,000   24,461    29,194       34,714
   6            58,252        500,000   500,000     500,000   30,288    37,057       45,257
   7            69,728        500,000   500,000     500,000   35,924    45,160       56,778
   8            81,779        500,000   500,000     500,000   41,355    53,497       69,361
   9            94,432        500,000   500,000     500,000   46,569    62,062       83,103
  10           107,717        500,000   500,000     500,000   51,544    70,846       98,107
  11           121,667        500,000   500,000     500,000   56,741    80,345      115,026
  12           136,314        500,000   500,000     500,000   61,643    90,055      133,503
  13           151,694        500,000   500,000     500,000   66,214    99,952      153,680
  14           167,843        500,000   500,000     500,000   70,409   110,004      175,717
  15           184,799        500,000   500,000     500,000   74,173   120,174      199,794
  16           202,603        500,000   500,000     500,000   77,448   130,422      226,125
  17           221,297        500,000   500,000     500,000   80,141   140,680      254,944
  18           240,926        500,000   500,000     500,000   82,226   150,945      286,582
  19           261,536        500,000   500,000     500,000   83,601   161,148      321,390
  20           283,177        500,000   500,000     500,000   84,167   171,235      359,807
  25           408,735        500,000   500,000     654,790   69,852   217,510      623,610
  30           568,983             **   500,000   1,100,141       **   243,712    1,047,754
  35           773,504             **   500,000   1,795,136       **   216,276    1,709,653

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  -------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at    ------------------------------  -------------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%         12%
-------  ------------------  --------  --------  ----------  -------  --------  ------------
   1          $  8,564       $504,132  $504,410  $  504,689  $ 4,132  $  4,410   $    4,689
   2            17,556        509,360   510,243     511,161    9,768    10,651       11,569
   3            26,998        514,455   516,274     518,240   14,455    16,274       18,240
   4            36,912        519,525   522,623     526,100   19,525    22,623       26,100
   5            47,322        524,439   529,167     534,681   24,439    29,167       34,681
   6            58,252        530,246   537,005     545,192   30,246    37,005       45,192
   7            69,728        535,852   545,067     556,657   35,852    45,067       56,657
   8            81,779        541,238   553,340     569,150   41,238    53,340       69,150
   9            94,432        546,387   561,810     582,753   46,387    61,810       82,753
  10           107,717        551,274   570,457     597,546   51,274    70,457       97,546
  11           121,667        556,349   579,762     614,155   56,349    79,762      114,155
  12           136,314        561,089   589,201     632,180   61,089    89,201      132,180
  13           151,694        565,447   598,728     651,712   65,447    98,728      151,712
  14           167,843        569,364   608,277     672,831   69,364   108,277      172,831
  15           184,799        572,772   617,772     695,619   72,772   117,772      195,619
  16           202,603        575,595   627,125     720,157   75,595   127,125      220,157
  17           221,297        577,718   636,199     746,487   77,718   136,199      246,487
  18           240,926        579,107   644,936     774,745   79,107   144,936      274,745
  19           261,536        579,636   653,180     804,978   79,636   153,180      304,978
  20           283,177        579,193   660,777     837,251   79,193   160,777      337,251
  25           408,735        557,008   681,651   1,030,286   57,008   181,651      530,286
  30           568,983             **   640,757   1,267,039       **   140,757      767,039
  35           773,504             **        **   1,518,588       **        **    1,018,588

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  --------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    ------------------------------  --------------------------------
 Year    5% annual interest     0%        6%        12%         0%        6%         12%
-------  ------------------  --------  --------  ----------  --------  --------  ------------
   1          $  8,564       $500,000  $500,000  $  500,000  $  4,286  $  4,569   $    4,853
   2            17,556        500,000   500,000     500,000    10,102    11,006       11,946
   3            26,998        500,000   500,000     500,000    15,019    16,889       18,908
   4            36,912        500,000   500,000     500,000    20,378    23,574       27,159
   5            47,322        500,000   500,000     500,000    25,651    30,548       36,254
   6            58,252        500,000   500,000     500,000    31,900    38,929       47,431
   7            69,728        500,000   500,000     500,000    38,048    47,669       59,750
   8            81,779        500,000   500,000     500,000    44,092    56,781       73,325
   9            94,432        500,000   500,000     500,000    50,032    66,279       88,282
  10           107,717        500,000   500,000     500,000    55,864    76,175      104,760
  11           121,667        500,000   500,000     500,000    62,234    87,165      123,630
  12           136,314        500,000   500,000     500,000    68,478    98,608      144,412
  13           151,694        500,000   500,000     500,000    74,590   110,516      167,300
  14           167,843        500,000   500,000     500,000    80,562   122,901      192,504
  15           184,799        500,000   500,000     500,000    86,384   135,774      220,258
  16           202,603        500,000   500,000     500,000    92,507   149,899      252,089
  17           221,297        500,000   500,000     534,344    98,473   164,637      287,303
  18           240,926        500,000   500,000     587,641   104,260   180,005      326,220
  19           261,536        500,000   500,000     644,679   109,843   196,020      369,207
  20           283,177        500,000   500,000     705,822   115,191   212,697      416,664
  25           408,735        500,000   500,000   1,091,944   138,474   308,447      739,441
  30           568,983        500,000   563,895   1,667,910   149,194   425,856    1,259,614
  35           773,504        500,000   689,397   2,542,924   134,980   564,955    2,083,904

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  --------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    ------------------------------  --------------------------------
 Year    5% annual interest     0%        6%        12%         0%        6%         12%
-------  ------------------  --------  --------  ----------  --------  --------  ------------
   1          $  8,564       $504,285  $504,569  $  504,853  $  4,285  $  4,569   $    4,853
   2            17,556        509,694   510,597     511,537    10,102    11,005       11,945
   3            26,998        515,017   516,887     518,906    15,017    16,887       18,906
   4            36,912        520,374   523,571     527,155    20,374    23,571       27,155
   5            47,322        525,646   530,542     536,247    25,646    30,542       36,247
   6            58,252        531,893   538,919     547,419    31,893    38,919       47,419
   7            69,728        538,037   547,655     559,731    38,037    47,655       59,731
   8            81,779        544,077   556,760     573,296    44,077    56,760       73,296
   9            94,432        550,010   566,248     588,239    50,010    66,248       88,239
  10           107,717        555,833   576,130     604,696    55,833    76,130      104,696
  11           121,667        562,194   587,105     623,539    62,194    87,105      123,539
  12           136,314        568,424   598,524     644,281    68,424    98,524      144,281
  13           151,694        574,515   610,396     667,106    74,515   110,396      167,106
  14           167,843        580,455   622,725     692,210    80,455   122,725      192,210
  15           184,799        586,230   635,514     719,811    86,230   135,514      219,811
  16           202,603        592,285   649,513     751,405    92,285   149,513      251,405
  17           221,297        598,155   664,070     786,285    98,155   164,070      286,285
  18           240,926        603,810   679,176     824,772   103,810   179,176      324,772
  19           261,536        609,212   694,819     867,213   109,212   194,819      367,213
  20           283,177        614,315   710,974     913,985   114,315   210,974      413,985
  25           408,735        634,777   799,719   1,230,517   134,777   299,719      730,517
  30           568,983        637,442   893,168   1,737,505   137,442   393,168    1,237,505
  35           773,504        605,515   972,242   2,539,325   105,515   472,242    2,039,325

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  ------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at    ------------------------------  ------------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%         12%
-------  ------------------  --------  --------  ----------  -------  --------  -----------
   1          $  8,564       $500,000  $500,000  $  500,000  $ 4,132  $  4,410   $    4,689
   2            17,556        500,000   500,000     500,000    9,769    10,652       11,570
   3            26,998        500,000   500,000     500,000   14,459    16,279       18,245
   4            36,912        500,000   500,000     500,000   19,535    22,636       26,114
   5            47,322        500,000   500,000     500,000   24,461    29,194       34,714
   6            58,252        500,000   500,000     500,000   30,288    37,057       45,257
   7            69,728        500,000   500,000     500,000   35,924    45,160       56,778
   8            81,779        500,000   500,000     500,000   41,355    53,497       69,361
   9            94,432        500,000   500,000     500,000   46,569    62,062       83,103
  10           107,717        500,000   500,000     500,000   51,544    70,846       98,107
  11           121,667        500,000   500,000     500,000   56,741    80,345      115,026
  12           136,314        500,000   500,000     500,000   61,643    90,055      133,503
  13           151,694        500,000   500,000     500,000   66,214    99,952      153,680
  14           167,843        500,000   500,000     500,000   70,409   110,004      175,717
  15           184,799        500,000   500,000     500,000   74,173   120,174      199,794
  16           202,603        500,000   500,000     500,000   77,448   130,422      226,125
  17           221,297        500,000   500,000     500,000   80,141   140,680      254,944
  18           240,926        500,000   500,000     516,055   82,226   150,945      286,480
  19           261,536        500,000   500,000     559,978   83,601   161,148      320,699
  20           283,177        500,000   500,000     606,039   84,167   171,235      357,760
  25           408,735        500,000   500,000     874,477   69,852   217,510      592,177
  30           568,983             **   500,000   1,221,502       **   243,712      922,485
  35           773,504             **   500,000   1,674,585       **   216,276    1,372,308

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      CASH VALUE ACCUMULATION TEST
      NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR
      PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES

                                     Death Benefit                  Surrender Value
                             ------------------------------  ------------------------------
                                 Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at    ------------------------------  ------------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%         12%
-------  ------------------  --------  --------  ----------  -------  --------  -----------
   1          $  8,564       $504,132  $504,410  $  504,689  $ 4,132  $  4,410   $    4,689
   2            17,556        509,360   510,243     511,161    9,768    10,651       11,569
   3            26,998        514,455   516,274     518,240   14,455    16,274       18,240
   4            36,912        519,525   522,623     526,100   19,525    22,623       26,100
   5            47,322        524,439   529,167     534,681   24,439    29,167       34,681
   6            58,252        530,246   537,005     545,192   30,246    37,005       45,192
   7            69,728        535,852   545,067     556,657   35,852    45,067       56,657
   8            81,779        541,238   553,340     569,150   41,238    53,340       69,150
   9            94,432        546,387   561,810     582,753   46,387    61,810       82,753
  10           107,717        551,274   570,457     597,546   51,274    70,457       97,546
  11           121,667        556,349   579,762     614,155   56,349    79,762      114,155
  12           136,314        561,089   589,201     632,180   61,089    89,201      132,180
  13           151,694        565,447   598,728     651,712   65,447    98,728      151,712
  14           167,843        569,364   608,277     672,831   69,364   108,277      172,831
  15           184,799        572,772   617,772     695,619   72,772   117,772      195,619
  16           202,603        575,595   627,125     720,157   75,595   127,125      220,157
  17           221,297        577,718   636,199     746,487   77,718   136,199      246,487
  18           240,926        579,107   644,936     774,745   79,107   144,936      274,745
  19           261,536        579,636   653,180     804,978   79,636   153,180      304,978
  20           283,177        579,193   660,777     837,251   79,193   160,777      337,251
  25           408,735        557,008   681,651   1,030,286   57,008   181,651      530,286
  30           568,983             **   640,757   1,267,039       **   140,757      767,039
  35           773,504             **        **   1,518,588       **        **    1,018,588

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                            ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 23.


CONTENTS OF THIS SECTION                                    BEGINNING ON PAGE
------------------------                                    -----------------
Description of JHVLICO.....................................        34
How we support the policy and investment options...........        34
Procedures for issuance of a policy........................        35
Basic Sum Insured vs. Additional Sum Insured...............        36
Commencement of investment performance.....................        37
How we process certain policy transactions.................        37
Effects of policy loans....................................        38
Additional information about how certain policy charges
work.......................................................        39
How we market the policies.................................        40
Tax considerations.........................................        40
Reports that you will receive..............................        42
Voting privileges that you will have.......................        42
Changes that JHVLICO can make as to your policy............        43
Adjustments we make to death benefits......................        43
When we pay policy proceeds................................        43
Other details about exercising rights and paying benefits..        44
Legal matters..............................................        44
Registration statement filed with the SEC..................        45
Accounting and actuarial experts...........................        45
Financial statements of JHVLICO and the Account............        45
List of Directors and Executive Officers of JHVLICO........        46

DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 1999, John Hancock's assets were approximately $71 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account S

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account S (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Trusts. New subaccounts may be added as new funds are added to the Trusts and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trusts.

  We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of a Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard
Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $250,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured persons in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of each of the insured persons, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured persons' rate classes should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the last surviving insured person dies (except for the circumstances described under "Temporary coverage prior to policy delivery" on page 36).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for one or both of the insured persons, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of an insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary survivorship term life insurance coverage on the insured persons for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

BASIC SUM INSURED VS. ADDITIONAL SUM INSURED

  As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The amount of sales charge deducted from premiums and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

  Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance. As stated earlier in this prospectus, the guaranteed minimum death benefit feature does not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. If such was the case, you would presumably wish to maximize the proportion of the Additional Sum Insured.

  If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

  Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 40).

COMMENCEMENT OF INVESTMENT PERFORMANCE

  Any premium payment processed prior to the twentieth day after the date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

  All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of an insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of any investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Dollar cost averaging

   Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.

  Once we receive the election in form satisfactory to us at our Life Servicing Office, transfers will begin on the second monthly deduction date following its receipt. If you have any questions with respect to this provision, call 1-800-732-5543.

  Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the last surviving insured person. We reserve the right to modify, terminate or suspend the dollar cost averaging program at any time.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  The following transactions take effect on the policy anniversary on or next following the date we approve the request:

 . Total Sum Insured decreases

 . Additional Sum Insured increases

 . Change of death benefit option from Option B to Option A, when and if permitted by our administrative rules (see "Change of death benefit option" on page 19)

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for reinstatement.

  We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive the request or repayment.

EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds 90% of your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period.

ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 40.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $14,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $9,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax consequences" beginning on page 40.)

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the last surviving insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

HOW WE MARKET THE POLICIES

  John Hancock Funds, Inc. ("JHFI"), an indirect wholly-owned subsidiary of John Hancock located at 101 Huntington Avenue, Boston, MA 02199, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. JHFI acts as principal underwriter and principal distributor of the policies sold through the use of this prospectus. JHFI also serves as principal underwriter for John Hancock Variable Annuity Accounts H and JF, John Hancock Mutual Variable Life Insurance Account UV, John Hancock Variable Life Account U and Investors Partner Life Insurance Account L, all of which are registered under the 1940 Act.

  The policies may be purchased through broker-dealers and certain financial institutions who have entered into selling agreements with JHFI and JHVLICO, and whose representatives are authorized by applicable law to sell variable life insurance policies.Gross first year commissions plus any expense allowance payments paid to such broker-dealers and financial institutions is not expected to exceed 80% of premiums paid up to the Target Premium plus 3% of any excess premium payments. Gross renewal commissions (i.e., after the first year) are not expected to exceed 3% of total premiums paid in policy years 2 through 5 plus 0.15% of account value less loans in policy years 2 and thereafter. In some situations where the broker dealer provides some or all of the marketing services required, we may pay an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, we may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less loans in policy years 2 and thereafter.

  We reimburse JHFI for direct and indirect expenses actually incurred in connection with the marketing and sale of the policies.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor JHFI is obligated to sell any particular amount of policies.

TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if the Trust failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

REPORTS THAT YOU WILL RECEIVE

  At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

  Semiannually we will send you a report containing the financial statements of the Trust, including a list of securities held in each fund.

VOTING PRIVILEGES THAT YOU WILL HAVE

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Trust. We will vote the shares of each of the funds of the Trust which are deemed attributable to variable life insurance policies at regular and special meetings of the Trust's shareholders in accordance with instructions received from owners of such policies. Shares of the Trust held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the

Trust's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees of the Trust, ratification of the selection of independent auditors, approval of Trust investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

CHANGES THAT JHVLICO CAN MAKE AS TO YOUR POLICY

Changes relating to the Trust or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

ADJUSTMENTS WE MAKE TO DEATH BENEFITS

  If either insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of either insured person, we will adjust the amount of any death benefit as described in the policy.

WHEN WE PAY POLICY PROCEEDS

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the death of the last surviving insured person, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the death of the last surviving insured person. You may change the beneficiary during that insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

ACCOUNTING AND ACTUARIAL EXPERTS

  Certain of the financial statements of JHVLICO and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., an Actuary of JHVLICO and Second Vice President of John Hancock.

FINANCIAL STATEMENTS OF JHVLICO AND THE ACCOUNT

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.

  In addition to those financial statements of JHVLICO and the Account included herein that have been audited by Ernst & Young LLP, this prospectus also contains unaudited financial statements of both JHVLICO and the Account for a period subsequent to the audited financial statements.

              LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

Directors and Executive Officers                  Principal Occupations
--------------------------------                  ---------------------
David F. D'Alessandro........................     Chairman of the Board and Chief Executive Officer of JHVLICO; President,
                                                  Chief Operations Officer and Chief Executive Officer-Elect, John Hancock
                                                  Life Insurance Company.
Michele G. Van Leer..........................     Vice Chairman of the Board and President of JHVLICO; Senior Vice
                                                  President, John Hancock Life Insurance Company.
Ronald J. Bocage.............................     Director, Vice President and Counsel of JHVLICO; Vice President and
                                                  Counsel, John Hancock Life Insurance Company.
Bruce M. Jones...............................     Director and Vice President of JHVLICO; Vice President, John Hancock
                                                  Life Insurance Company.
Thomas J. Lee................................     Director and Vice President of JHVLICO; Vice President, John Hancock
                                                  Life Insurance Company.
Barbara L. Luddy.............................     Director, Vice President and Actuary of JHVLICO; Senior Vice President,
                                                  John Hancock Life Insurance Company.
Robert S. Paster.............................     Director and Vice President of JHVLICO; Vice President, John Hancock
                                                  Life Insurance Company.
Robert R. Reitano............................     Director and Vice President of JHVLICO; Vice President, John Hancock
                                                  Life Insurance Company.
Paul Strong..................................     Director and Vice President of JHVLICO; Vice President, John Hancock
                                                  Life Insurance Company.
Daniel L. Ouellette..........................     Vice President, Marketing, of JHVLICO; Senior Vice President, John
                                                  Hancock Life Insurance Company.
Edward P. Dowd...............................     Vice President, Investments, of JHVLICO; Senior Vice President, John
                                                  Hancock Life Insurance Company
Roger G. Nastou..............................     Vice President, Investments, of JHVLICO; Vice President, John Hancock
                                                  Life Insurance Company
Todd G. Engelsen.............................     Vice President and Illustration Actuary of JHVLICO; Second Vice
                                                  President, John Hancock Life Insurance Company
Julie H. Indge...............................     Treasurer of JHVLICO; Financial Officer, John Hancock Life Insurance
                                                  Company
Patrick F. Smith.............................     Controller of JHVLICO; Senior Associate Controller, John Hancock Life
                                                  Insurance Company.
Peter H. Scavongelli.........................     Secretary of JHVLICO; State Compliance Officer, John Hancock Life
                                                  Insurance Company

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                        UNAUDITED FINANCIAL STATEMENTS

                                      FOR

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                              FIRST QUARTER 2000

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF FINANCIAL POSITION

                                                           (Unaudited)
                                                       March 31    December 31
                                                         2000         1999
                                                      ----------  ------------
                                                          (In millions)
ASSETS
Bonds..............................................   $ 1,276.6    $ 1,216.3
  Preferred stocks.................................        35.6         35.9
  Common stocks....................................         1.7          3.2
  Investment in affiliates.........................        81.3         80.7
Mortgage loans on real estate......................       429.0        433.1
Real estate........................................        24.8         25.0
Policy loans.......................................       181.8        172.1
Cash Items:
  Cash in banks....................................        (3.3)        27.2
  Temporary cash investments.......................       309.4        222.9
                                                      ---------    ---------
                                                          306.1        250.1
Premiums due and deferred..........................        23.1         29.9
Investment income due and accrued..................        35.7         33.2
Other general account assets.......................        52.3         65.3
Assets held in separate accounts...................     8,597.7      8,268.2
                                                      ---------    ---------
TOTAL ASSETS.......................................   $11,045.7    $10,613.0
                                                      =========    =========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves..................................   $ 1,945.6    $ 1,866.6
  Federal income and other taxes payable...........        73.6         67.3
  Other general account obligations................       232.1        219.0
  Transfers from separate account, net.............      (225.7)      (221.6)
  Asset valuation reserve..........................        18.8         23.1
  Obligations related to separate accounts.........     8,590.9      8,261.6
                                                      ---------    ---------
TOTAL OBLIGATIONS..................................    10,635.3     10,216.0
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares; issued and outstanding 50,000 shares...         2.5          2.5
  Paid-in capital..................................       572.4        572.4
  Unassigned deficit...............................      (164.5)      (177.9)
                                                      ---------    ---------
TOTAL STOCKHOLDER'S EQUITY.........................       410.4        397.0
                                                      ---------    ---------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY.........   $11,045.7    $10,613.0
                                                      =========    =========

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                              (Unaudited)
                                                          Three months ended
                                                               March 31
                                                          -------------------
                                                            2000       1999
                                                          --------   --------
                                                             (In millions)
INCOME
  Premiums.............................................   $ 231.3     $223.6
  Net investment income................................      39.6       32.5
  Other, net...........................................     132.4      145.3
                                                          -------     ------
                                                            403.3      401.4
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries..........      89.2       80.3
  Additions to reserves to provide for future payments
    to policyholders and beneficiaries..................    216.3      238.2
  Expenses of providing service to policyholders and
    obtaining new insurance............................      73.5       75.7
  State and miscellaneous taxes........................       7.6        2.8
                                                          -------     ------
                                                            386.6      397.0
                                                          -------     ------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
      AND NET REALIZED CAPITAL GAINS (LOSSES)..........      16.7        4.4
Federal income taxes...................................       4.7        1.0
                                                          -------     ------
     GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
      GAINS (LOSSES)...................................      12.0        3.4
Net realized capital gains (losses)....................       0.4       (1.5)
                                                          -------     ------
     NET INCOME........................................      12.4        1.9
Unassigned deficit at beginning of period..............    (177.9)     (49.2)
Net unrealized capital gains (losses) and other
 adjustments...........................................       1.1        0.3
Other reserves and adjustments.........................      (0.1)      (4.2)
                                                          -------     ------
UNASSIGNED DEFICIT AT END OF PERIOD....................   $(164.5)    $(51.2)
                                                          =======     ======

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

                                                             (Unaudited)
                                                         Three months ended
                                                               March 31
                                                         -------------------
                                                           2000       1999
                                                         --------   --------
                                                            (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums..................................   $ 241.4     $ 225.3
  Net investment income...............................      37.2        29.9
  Benefits to policyholders and beneficiaries.........     (79.6)      (70.8)
  Dividends paid to policyholders.....................      (6.4)       (6.1)
  Insurance expenses and taxes........................     (91.9)     (107.8)
  Net transfers to separate accounts..................    (141.4)     (182.0)
  Other, net..........................................     134.4       175.7
                                                         -------     -------
     NET CASH PROVIDED FROM OPERATIONS................      93.7        64.2
                                                         -------     -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases......................................    (157.5)      (71.3)
  Bond sales..........................................      73.5         8.7
  Bond maturities and scheduled redemptions...........      18.9        18.8
  Bond prepayments....................................       2.6         3.2
  Stock purchases.....................................      (0.4)       (0.2)
  Proceeds from stock sales...........................       1.2         1.5
  Real estate purchases...............................      (0.1)       (0.9)
  Real estate sales...................................       0.0        10.4
  Other invested assets purchases.....................      (0.1)        0.0
  Proceeds from the sale of other invested assets.....       0.0         0.0
  Mortgage loans issued...............................      (4.3)      (23.4)
  Mortgage loan repayments............................       8.4         5.2
  Other, net..........................................      20.1        (2.8)
                                                         -------     -------
     NET CASH USED IN INVESTING ACTIVITIES............     (37.7)      (50.8)
                                                         -------     -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net increase (decrease) in short-term note payable..      (0.0)      (32.3)
                                                         -------     -------
     NET CASH PROVIDED FROM FINANCING ACTIVITIES......      (0.0)      (32.3)
                                                         -------     -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS..........................................      56.0       (18.9)
Cash and temporary cash investments at beginning of
 year.................................................     250.1        19.9
                                                         -------     -------
CASH AND TEMPORARY CASH INVESTMENTS AT THE END OF
 PERIOD...............................................   $ 306.1     $   1.0
                                                         =======     =======

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                   Common  Paid-in  Unassigned
                                                                    Stock  Capital   Deficit     Total
                                                                   ------  -------  ----------  -------
                                                                              (In millions)
For the three months ended March 31, 1999 (unaudited)
Balance at January 1, 1999.......................................    $2.5   $377.5    $ (49.2)   $330.8
1999 Transactions:
  Capital contribution...........................................
  Net gain.......................................................                         1.9       1.9
  Net unrealized capital gains and other adjustments.............                         0.3       0.3

  Other reserves and adjustments.................................                        (4.2)     (4.2)
                                                                     ----   ------    -------    ------
Balance at March 31, 1999........................................    $2.5   $377.5    $ (51.2)   $328.8
                                                                     ====   ======    =======    ======
For the three months ended March 31, 2000 (unaudited)
Balance at January 1, 2000.......................................    $2.5   $572.4    $(177.9)   $397.0
2000 Transactions:
  Capital contribution...........................................
  Net gain.......................................................                        12.4      12.4
  Net unrealized capital gains and other adjustments.............                         1.1       1.1
  Provision for Litigation Reserve...............................
  Other reserves and adjustments.................................                        (0.1)     (0.1)
                                                                     ----   ------    -------    ------
Balance at March 31, 2000........................................    $2.5   $572.4    $(164.5)   $410.4
                                                                     ====   ======    =======    ======

See condensed notes to the financial statements (unaudited).

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

CONDENSED NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1--BASIS OF PRESENTATION

The accompanying unaudited interim financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners, which practices differ from generally accepted accounting principles (GAAP). Pursuant to Financial Accounting Standard Board Interpretation 40, "Applicability of General Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended which was effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months period ended March 31, 2000 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

     We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

     However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

               STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                                ---------------------
                                                                                  1999         1998
                                                                                --------     --------
                                                                                    (IN MILLIONS)
ASSETS
Bonds--Note 6............................................................       $ 1,216.3    $1,185.8
Preferred stocks.........................................................            35.9        36.5
Common stocks............................................................             3.2         3.1
Investment in affiliates.................................................            80.7        81.7
Mortgage loans on real estate--Note 6....................................           433.1       388.1
Real estate..............................................................            25.0        41.0
Policy loans.............................................................           172.1       137.7
Cash items:
   Cash in banks.........................................................            27.2        11.4
   Temporary cash investments............................................           222.9         8.5
                                                                                ---------    --------
                                                                                    250.1        19.9

Premiums due and deferred................................................            29.9        32.7
Investment income due and accrued........................................            33.2        29.8
Other general account assets.............................................            65.3        47.5
Assets held in separate accounts.........................................         8,268.2     6,595.2
                                                                                ---------    --------


          TOTAL ASSETS...................................................       $10,613.0    $8,599.0
                                                                                =========    ========

OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves........................................................       $ 1,866.6    $1,652.0
  Federal income and other taxes payable--Note 1.........................            67.3        44.3
  Other general account obligations......................................           219.0       150.9
  Transfers from separate accounts, net..................................          (221.6)     (190.3)
  Asset valuation reserve--Note 1........................................            23.1        21.9
  Obligations related to separate accounts...............................         8,261.6     6,589.4
                                                                                ---------    --------
          TOTAL OBLIGATIONS                                                      10,216.0     8,268.2

STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000 shares;
     issued and outstanding 50,000 shares................................             2.5         2.5
  Paid-in capital........................................................           572.4       377.5
  Unassigned deficit--Note 10............................................          (177.9)      (49.2)
                                                                                ---------    --------
  TOTAL STOCKHOLDER'S EQUITY.............................................           397.0       330.8
                                                                                ---------    --------

          TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY.....................       $10,613.0    $8,599.0
                                                                                =========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

        STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                                            YEAR ENDED DECEMBER 31,
                                                                              1999           1998
                                                                            --------       --------
                                                                                 (IN MILLIONS)
INCOME
Premiums..............................................................      $  950.8       $1,272.3
Net investment income--Note 3.........................................         136.0          122.8
Other, net............................................................         605.4          618.1
                                                                            --------       --------
                                                                             1,692.2        2,013.2

BENEFITS AND EXPENSES
Payments to policyholders and beneficiaries...........................         349.9          301.4
Additions to reserves to provide for future payments to
   policyholders and beneficiaries....................................         888.8        1,360.2
Expenses of providing service to policyholders and
 obtaining new insurance--Note 5......................................         314.4          274.2
State and miscellaneous taxes.........................................          20.5           28.1
                                                                            --------       --------
                                                                             1,573.6        1,963.9
                                                                            --------       --------
 Gain from operations before federal income
   taxes and net realized capital losses..............................         118.6           49.3
Federal income taxes--Note 1..........................................          42.9           33.1
                                                                            --------       --------
 Gain from operations before net realized capital losses..............          75.7           16.2
Net realized capital losses--Note 4...................................          (1.7)          (0.6)
                                                                            --------       --------
    Net income........................................................          74.0           15.6

Unassigned deficit at beginning of year...............................         (49.2)         (58.3)
Net unrealized capital losses and other adjustments--Note 4...........          (3.8)          (6.0)
Other reserves and adjustments--Note 10...............................        (198.9)          (0.5)
                                                                            --------       --------

    Unassigned deficit at end of year.................................      $ (177.9)      $  (49.2)
                                                                            ========       ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                   STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                                                YEAR ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                 1999            1998
                                                                               --------        --------
                                                                                     (IN MILLIONS)
Cash flows from operating activities:
   Insurance premiums...................................................       $  958.5        $1,275.3
   Net investment income................................................          134.2           118.2
   Benefits to policyholders and beneficiaries..........................         (321.6)         (275.5)
Dividends paid to policyholders.........................................          (25.6)          (22.3)
Insurance expenses and taxes............................................         (344.8)         (296.9)
Net transfers to separate accounts......................................         (705.3)         (874.4)
   Other, net...........................................................          540.6           551.3
                                                                               --------        --------
        Net cash provided from operations...............................          236.0           475.7
                                                                               --------        --------

Cash flows used in investing activities:
   Bond purchases.......................................................         (240.7)         (618.8)
   Bond sales...........................................................          108.3           340.7
   Bond maturities and scheduled redemptions............................           78.4           111.8
   Bond prepayments.....................................................           18.7            76.5
   Stock purchases......................................................           (3.9)          (23.4)
   Proceeds from stock sales............................................            3.6             1.9
   Real estate purchases................................................           (2.2)           (4.2)
   Real estate sales....................................................           17.8             2.1
   Other invested assets purchases......................................           (4.5)            0.0
   Mortgage loans issued................................................          (70.7)         (145.5)
   Mortgage loan repayments.............................................           25.3            33.2
   Other, net...........................................................          (68.9)         (435.2)
                                                                               --------        --------
        Net cash used in investing activities...........................         (138.8)         (660.9)
                                                                               --------        --------

Cash flows from financing activities:
   Capital contribution.................................................          194.9
   Net (decrease) increase in short-term note payable...................          (61.9)           61.9
                                                                               --------        --------
        Net cash provided from financing activities.....................          133.0            61.9
                                                                               --------        --------
        Increase (decrease) in cash and temporary cash investments......          230.2          (123.3)

Cash and temporary cash investments at beginning of year................           19.9           143.2
                                                                               --------        --------
        Cash and temporary cash investments at end of year..............       $  250.1        $   19.9
                                                                               ========        ========

The accompanying notes are an integral part of the statutory-basis financial statements.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

     John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, Signator Insurance Agency, which includes a career agency system composed of Company-supported independent general agencies and a direct brokerage system that markets directly to external independent brokers. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

 Basis of Presentation

     The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

     The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized in relation to future estimated gross profits; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

     The significant accounting practices of the Company are as follows:

 Pending Statutory Standards

     During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

 Revenues and Expenses

     Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

 Cash and Temporary Cash Investments

     Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

 Valuation of Assets

     General account investments are carried at amounts determined on the following bases:


     Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

     Investments in affiliates are included on the statutory equity method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

     The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

     Mortgage loans are carried at outstanding principal balance or amortized cost.

     Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.9 million in 1999 and $3.0 million in 1998.

     Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

     Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

 Asset Valuation and Interest Maintenance Reserves

     The Asset Valuation Reserve (AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

     The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $2.3 million, amounted to $7.4 million, which is included in policy reserves. The corresponding 1998 amounts were $2.4 million and $10.7 million, respectively.

 Goodwill

     The excess of cost over the statutory book value of the net assets of life insurance business acquired was $8.9 million and $11.4 million at December 31, 1999 and 1998, respectively, and generally is amortized over a ten-year period using a straight-line method.

 Separate Accounts

     Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

 Fair Value Disclosure of Financial Instruments

     Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

     The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

     The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

     Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

     The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

     Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

     The fair value for mortgage loan is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are engaged into qualitative categories for purposes of the fair value calculations.

     The carrying amount in the statement of financial position for policy loans approximates their fair value.

     The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999.

 Capital Gains and Losses

     Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

 Policy Reserves

     Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 1999.

 Federal Income Taxes

     Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group. The federal income

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made federal income tax payments of $10.6 million in 1999 and $38.2 million in 1998.

     Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

     Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

 Adjustments to Policy Reserves

     From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. No such refinements were made during 1999 or 1998.

 Reinsurance

     Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

2.   ACQUISITION

     On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made the final contingent payment to CPAL of $1.5 million during 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Insurance Company (IPL) on March 5, 1998. IPL manages the business assumed from Charter and began marketing term life and variable universal life products through brokers in 1999. Summarized financial information for IPL for 1999 and 1998 is as follows:

                                                             1999       1998
                                                           --------   --------
                                                              (IN MILLIONS)
Total assets.........................................       $ 570.7    $ 587.8
Total liabilities....................................         498.9      517.5
Total revenue........................................          35.6       38.8
Net income...........................................           3.5        3.8

3.   NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                             1999       1998
                                                           --------   --------
                                                              (IN MILLIONS)
Investment expenses..................................       $   9.5    $   8.3
Interest expense.....................................           1.7        2.4
Depreciation expense.................................           0.6        0.8
Investment taxes.....................................           0.3        0.7
                                                            -------    -------

                                                            $  12.1    $  12.2
                                                            =======    =======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

4.   NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                             1999       1998
                                                           --------   --------
                                                              (IN MILLIONS)
Net gains from asset sales............................       $ (2.8)    $  7.6
Capital gains tax.....................................          0.2       (2.9)
Net capital gains transferred to IMR..................          0.9       (5.3)
                                                             ------     ------

Net realized capital losses...........................       $ (1.7)    $ (0.6)
                                                             ======     ======


Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                             1999       1998
                                                           --------   --------
                                                              (IN MILLIONS)
Net losses from changes in security values and book
     value adjustments................................       $ (2.6)    $ (2.7)
Increase in asset valuation reserve...................         (1.2)      (3.3)
                                                             ------     ------

Net unrealized capital losses and other adjustments...       $ (3.8)    $ (6.0)
                                                             ======     ======

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

5.   Transactions with Parent

     The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1999 and 1998 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $188.3 million and $157.5 million in 1999 and 1998, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

     The service fee charged to the Company by the Parent includes $0.2 million and $0.7 million in 1999 and 1998, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

     The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $44.5 million and $4.9 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

     Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of the 1995 inforce block and 50% of 1996 and all future issue years of certain variable annuity contracts (Independence Preferred, Declaration, Independence 2000, MarketPlace, and Revolution). In connection with this agreement, the Company received a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, tax, reserve increase, commission, expense allowances and premium, This agreement increased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

     Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million and 1.0 million in 1999 and 1998, respectively, for mortality claims to the Company. This agreement decreased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

     At December 31, 1998 the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note was part of a revolving line of credit and was repaid in 1999. Interest paid in 1999 and 1998 was $1.7 million and $2.9 million, respectively. The note is included in other general account obligations at December 31, 1998.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

6.  Investments

The statement value and fair value of bonds are shown below:

                                                                               Gross Unrealized Gross Unrealized
                                                            Statement Value          Gains           Losses          Fair Value
                                                          -------------------  ---------------- ---------------- -----------------
                                                                                        (In millions)
December 31, 1999
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..................      $        5.9         $      0.0      $      0.1      $        5.8
Obligations of states and political subdivisions........               2.2                0.1             0.1               2.2
Debit securities issued by foreign governments..........              13.9                0.8             0.1              14.6
Corporate securities....................................             964.9               13.0            59.4             918.5
Mortgage-backed securities..............................             229.4                0.5             7.8             222.1
                                                              ------------         ----------      ----------      ------------
Total bonds.............................................      $    1,216.3         $     14.4      $     67.5      $    1,163.2
                                                              ============         ==========      ==========      ============

December 31, 1998
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..................      $        5.1         $      0.1      $      0.0      $        5.2
Obligations of states and political subdivisions........               3.2                0.3             0.0               3.5
Corporate securities....................................             925.2               50.4            15.0             960.6
Mortgage-backed securities..............................             252.3               10.0             0.1             262.2
                                                              ------------         ----------      ----------      ------------
Total bonds.............................................      $    1,185.8         $     60.8      $     15.1      $    1,231.5
                                                              ============         ==========      ==========      ============

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

     The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                                       Statement       Fair
                                                                        Value          Value
                                                                      -----------   -----------
                                                                            (In millions)
Due in one year or less..........................................     $    58.5     $   58.2
Due after one year through five years............................         286.8        282.0
Due after five years through ten years...........................         425.4        405.6
Due after ten years..............................................         216.2        195.3
                                                                      ---------     --------
                                                                          986.9        941.1

Mortgage-backed securities.......................................         229.4        222.1
                                                                      ---------     --------
                                                                      $ 1,216.3     $1,163.2
                                                                      =========     ========

     Gross gains of $0.3 million in 1999 and $3.4 million in 1998 and gross losses of $4.0 million in 1999 and $0.7 million in 1998 were realized from the sale of bonds.

     At December 31, 1999, bonds with an admitted asset value of $9.1 million were on deposit with state insurance departments to satisfy regulatory requirements.

     The cost of common stocks was $3.1 million and $2.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $1.2 million, and gross unrealized depreciation totaled $1.1 million. The fair value of preferred stock totaled $35.9 million at December 31, 1999 and $36.5 million at December 31, 1998.

     Bonds with amortized cost of $0.4 million were non-income producing for the twelve months ended December 31, 1999.

     At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                       Statement            Geographic                   Statement
                Property Type                            Value             Concentration                Value
                                                      (In millions)                                   (In millions)
Apartments..........................................  $  112.1             East North Central           $   71.3
Hotels..............................................      11.3             East South Central                7.4
Industrial..........................................      66.0             Middle Atlantic                  28.5
Office buildings....................................      86.4             Mountain                         21.0
Retail..............................................      25.5             New England                      37.5
Agricultural........................................      99.6             Pacific                         111.1
Other...............................................      32.2             South Atlantic                   87.6
                                                                           West North Central               16.6
                                                                           West South Central               48.6
                                                                           Other                             3.5
                                                      --------                                          --------
                                                      $  433.1                                          $  433.1
                                                      ========                                          ========

     At December 31, 1999, the fair values of the commercial and agricultural mortgage loans portfolios were $323.5 million and $98.2 million, respectively. The corresponding amounts as of December 31, 1998 were approximately $331.3 million and $70.0 million, respectively.

     The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 7.45% and 7.00% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

7.   Reinsurance

     The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $594.9 million, $132.8 million, and $13.6 million, respectively. The corresponding amounts in 1998 were $590.2 million, $63.2 million, and $8.2 million, respectively.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

     Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

     The Company has not entered into any reinsurance agreement in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

8.   Financial Instruments with Off-Balance-Sheet Risk

     The notional amounts, carrying values and estimated fail values of the Company's derivative instruments were as follows at December 31:

                                         Number of Contracts/                 Assets (Liabilities)
                                                                 ----------------------------------------------------
                                          Notional Amounts                1999                         1998
                                                                   Carrying                  Carrying
                                          1999        1998          Value       Fair Value     Value      Fair Value
                                         -------    --------     ------------   ----------  ----------   ------------
                                                                        (In millions)
Futures contracts to sell securities        362.0      947.0     $    0.6       $   0.6     $   (0.5)     $    (0.5)
Interest rate swap agreements            $  965.0   $  365.0           --          11.5           --          (17.7)
Interest rate cap agreements                239.4       89.4          5.6           5.6          3.1            3.1
Currency rate swap agreements                15.8       15.8           --          (1.6)          --           (3.3)

                      JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
               NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS--(continued)

     The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

     The futures contracts expire in 2000. The interest rate swap agreements expire in 2000 to 2011. The interest rate cap agreements expire in 2006 to 2008. The currency rate swap agreements expire in 2006 to 2009.

     The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

9. Policy Reserves Policyholders' and Benificiaries' Funds and Obligations Related to Separate Accounts

     The Company' annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows.

                                                                                December 31, 1999       Percent
                                                                                -----------------       -------
                                                                                           (In millions)
Subject to discretionary withdrawal (with adjustment)
With market value adjustment............................................        $       3.8               0.1%
At book value less surrender charge                                                    40.5               1.5
At market value.........................................................            2,326.6              87.1
                                                                                -----------             -----
  Total with adjustment.................................................            2,370.9              88.7
Subject to discretionary withdrawal
  at book value (without adjustment)....................................              287.1              10.7
Not subject to discretionary withdrawal--general account................               15.4               0.6
                                                                                -----------             -----

Total annuity reserves and deposit liabilities..........................        $   2,673.4             100.0%
                                                                                ===========             =====

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

10.  Commitments and Contingencies

     The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $15.4 million and $3.5 million, respectively, at December 31, 1999. The Company monitors the creditworthiness of borrowers under long-term bonds commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $19.4 million at December 31, 1999. The majority of these commitments expire in 2000.

     In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

     During 1997, John Hancock entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, John Hancock specifically denied any wrongdoing. During 1999, the Company recorded a $194.9 million reserve, through a direct charge to its unassigned deficit, representing the Company's share of the settlement and John Hancock contributed $194.9 million of capital to the Company. The reserve held at December 31, 1999 amounted to $136.5 million and is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

     Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. John Hancock and the Company will continue to update their estimate of the final cost of the settlement as claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated. If the Company's share of the settlement increases, John Hancock will contribute additional capital to the Company so that the Company's total stockholder's equity would not be impacted.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

11.  Fair Value of Financial Instruments

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                                      December 31,
                                                            1999                         1998
                                                -------------------------     ---------------------------
                                                  Carrying         Fair         Carrying         Fair
                                                   Amount         Value          Amount          Value
                                                ------------   ----------     ------------    -----------
                                                                         (In millions)
Assets
  Bonds--Note 6                                   $1,216.3     $1,163.2       $1,185.8          $1,231.5
  Preferred stocks--Note 6                            35.9         35.9           36.5              36.5
  Common stocks--Note 6                                3.2          3.2            3.1               3.1
  Mortgage loans on real estate--Note 6              433.1        421.7          388.1             401.3
  Policy loans--Note 1                               172.1        172.1          137.7             137.7
  Cash items--Note 1                                 250.1        250.1           19.9              19.9

Derivatives assets (liabilities) relating
  to:-- Note 8
  Futures contracts                                    0.6          0.6           (0.5)             (0.5)
  Interest rate swaps                                   --         11.5             --             (17.7)
  Currency rate swaps                                   --         (1.6)            --              (3.3)
  Interest rate caps                                   5.6          5.6            3.1               3.1

Liabilities

  Commitments--Note 10                                  --         19.4             --              32.1

     The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

12.  Subsequent Events

Reorganization and Initial Public Offering

     Pursuant to a Plan of Reorganization approved by the policyholders of John Hancock and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, John Hancock converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. In connection with the reorganization, John Hancock changed its name to John Hancock Life Insurance Company. In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share.

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

13.  Impact of Year 2000 (Unaudited)

     The Company participated in the Year 2000 remediation project of its parent, John Hancock. By late 1999, John Hancock and the Company completed their Year 2000 readiness plan to address issues that could result from computer programs written using two digits to define the applicable year rather than four to define the applicable year and century. As a result, John Hancock and the Company were prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, John Hancock and the Company implemented and monitored their millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

     Since January 3, 2000, the information systems, including mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on operations, have functioned properly. In addition, neither John Hancock nor the Company have experienced any significant Year 2000 issues related to interactions with material business partners. No disruptions have occurred which impact John Hancock or the Company's ability to process claims, update customer accounts, process financial transactions, or report accurate data to management and no business interruptions due to Year 2000 issues have been experienced. While John Hancock and the Company continue to monitor their systems, and those of material business partners, closely to ensure that no unexpected Year 2000 issues develop, neither John Hancock nor the Company have reason to expect any such issues.

     The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, John Hancock has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, John Hancock has incurred and expensed approximately $47.0 million in external costs for the project. John Hancock's estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $70 to $72.5 million. John Hancock's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

                        UNAUDITED FINANCIAL STATEMENTS

                                      FOR

                     JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                              FIRST QUARTER 2000

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

               STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                March 31, 2000



                                                                                                         International
                                                                             Large Cap      Sovereign      Equity         Small Cap
                                                                              Growth          Bond          Index          Growth
                                                                              Subaccount    Subaccount    Subaccount      Subaccount
                                                                             ------------  -----------   -------------    ----------
Assets
Cash.....................................................................    $         --  $        --   $        --    $         --
Investments in shares of portfolios of John Hancock Variable Series Trust
  I, at value............................................................     138,526,150   34,068,646    35,829,658      39,276,504
Investments in shares of portfolios of M Fund Inc., at value.............              --           --            --              --
Receivable from:
  John Hancock Variable Series Trust I...................................          44,917      202,525        59,623              --
  M Fund Inc.............................................................              --           --            --              --
                                                                             ------------  -----------   -----------    ------------
Total assets.............................................................     138,571,067   34,271,171    35,889,281      39,276,504
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company...........................              --           --            --              --
  M Fund Inc.............................................................              --           --            --              --
Asset charges payable....................................................           1,390          284           378             437
                                                                             ------------  -----------   -----------    ------------
Total liabilities........................................................           1,390          284           378             437
                                                                             ------------  -----------   -----------    ------------
Net assets...............................................................    $138,569,677  $34,270,887   $35,888,903    $ 39,276,067
                                                                             ============  ===========   ===========    ============

                                                                            International    Mid Cap       Large Cap      Money
                                                                               Balanced       Growth         Value        Market
                                                                              Subaccount    Subaccount     Subaccount    Subaccount
                                                                            -------------   ----------     ----------    ----------
Assets
Cash.....................................................................   $         --           --             --             --
Investments in shares of portfolios of John Hancock Variable Series Trust
  I, at value............................................................      4,253,445   76,843,249     30,278,966     69,664,696
Investments in shares of portfolios of M Fund Inc., at value.............             --           --             --             --
Receivable from:
  John Hancock Variable Series Trust I...................................         10,559           --         59,377         32,506
  M Fund Inc.............................................................             --           --             --             --
                                                                            ------------  -----------    -----------    -----------
Total assets.............................................................      4,264,004   76,843,249     30,338,343     69,697,202
Liabilities
Payable to:
  John Hancock Variable Life Insurance Company...........................             --           --             --             --
  M Fund Inc.............................................................             --           --             --             --
Asset charges payable....................................................             43          798            295          2,517
                                                                            ------------  -----------    -----------    -----------
Total liabilities........................................................             43          798            295          2,517
                                                                            ------------  -----------    -----------    -----------
Net assets...............................................................   $  4,263,961  $76,842,451    $30,338,048    $69,694,685
                                                                            ============  ===========    ===========    ===========
See accompany notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                March 31, 2000

                                                                        Mid Cap      Small/Mid Cap   Real Estate     Growth &
                                                                         Value           Growth         Equity        Income
                                                                       Subaccount      Subaccount     Subaccount    Subaccount
                                                                       ----------      ----------     ----------    ----------
Assets
Cash..........................................................        $         --    $        --    $        --   $         --
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................          21,554,510      9,607,284     10,188,124    212,753,886
Investments in shares of portfolios of M Fund Inc., at value..                  --             --             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................                  --             --         94,477        199,984
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................          21,554,510      9,607,284     10,282,601    212,953,870
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                  --
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................                 240            109             98          2,577
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................                 240            109             98          2,577
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $ 21,554,270    $ 9,607,175    $10,282,503   $212,951,293
                                                                      ============    ===========    ===========   ============

                                                                                       Short-Term      Small Cap   International
                                                                        Managed           Bond           Value     Opportunities
                                                                       Subaccount      Subaccount     Subaccount     Subaccount
                                                                       ----------      ----------     ----------     ----------
Assets
Cash..........................................................        $         --    $        --    $        --   $         --
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         128,065,080     14,256,150     21,734,702     37,871,091
Investments in shares of portfolios of M Fund Inc., at value..                  --             --             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................             315,897         74,555         26,141             --
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................         128,380,977     14,330,705     21,760,843     37,871,091
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................               1,930            114            249            419
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................               1,930            114            249            419
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $128,379,047    $14,330,591    $21,760,594   $ 37,870,672
                                                                      ============    ===========    ===========   ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                March 31, 2000

                                                                                                        Turner        Brandes
                                                                         Equity          Global          Core      International
                                                                         Index            Bond          Growth         Equity
                                                                       Subaccount      Subaccount     Subaccount     Subaccount
                                                                       ----------      ----------     ----------     ----------
Assets
Cash..........................................................        $         --    $        --    $        --   $         --
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         166,904,694      6,665,704     26,408,892     20,618,593
Investments in shares of portfolios of M Fund Inc., at value..                  --             --             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................             148,551         24,942             --             --
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................         167,053,245      6,690,646     26,408,892     20,618,593
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                  --             --             --             --
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................               1,756             84            252            177
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................               1,756             84            252            177
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $167,051,489    $ 6,690,562    $26,408,640   $ 20,618,416
                                                                      ============    ===========    ===========   ============

                                                                        Frontier                       Emerging
                                                                         Capital        Enhanced        Markets       Global
                                                                      Appreciation    U.S. Equity       Equity        Equity
                                                                       Subaccount      Subaccount     Subaccount    Subaccount
                                                                       ----------      ----------     ----------    ----------
Assets
Cash..........................................................        $         --    $        --    $        --   $         --
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................          25,267,062      7,638,154      6,551,090      1,455,275
Investments in shares of portfolios of M Fund Inc., at value..                  --             --             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................                  --             --             --             --
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................          25,267,062      7,638,154      6,551,090      1,455,275
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                  --             --             --             --
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................                 225             71             85             21
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................                 225             71             85             21
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $ 25,266,837    $ 7,638,083    $ 6,551,005   $  1,455,254
                                                                      ============    ===========    ===========   ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                March 31, 2000

                                                                                                       High
                                                                         Bond        Small/Mid        Yield
                                                                        Index         Cap CORE         Bond
                                                                      Subaccount     Subaccount     Subaccount
                                                                      ----------     ----------     ----------
Assets
Cash..........................................................        $       --      $     --      $       --
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         5,742,766       941,401       3,455,998
Investments in shares of portfolios of M Fund Inc., at value..                --            --              --
Receivable from:
   John Hancock Variable Series Trust I.......................            31,284            --          23,811
   M Fund Inc.................................................                --            --              --
                                                                      ----------      --------      ----------
Total assets..................................................         5,774,050       941,401       3,479,809
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                --            --              --
   M Fund Inc.................................................                --            --              --
Asset charges payable.........................................                73            11              40
                                                                      ----------      --------      ----------
Total liabilities.............................................                73            11              40
                                                                      ----------      --------      ----------
Net assets....................................................        $5,773,977      $941,390      $3,479,769
                                                                      ==========      ========      ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     STATEMENTS OF OPERATIONS (UNAUDITED)

                       YEARS AND PERIODS ENDED MARCH 31,

                                                       Large Cap Growth Subaccount               Sovereign Bond Subaccount
                                                 ---------------------------------------   --------------------------------------
                                                    2000           1999         1998         2000          1999          1998
                                                 ----------    ------------  -----------   ---------    -----------  ------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I........   $  100,009    $ 17,558,034  $ 6,312,073   $ 450,283    $ 2,851,613  $ 2,190,901
  M Fund Inc..................................           --              --           --          --             --           --
                                                 ----------    ------------  -----------   ---------    -----------  -----------
Total investment income.......................      100,009      17,558,034    6,312,073     450,283      2,851,613    2,190,901
Expenses:
  Mortality and expense risks.................      109,487         324,595      168,652      27,938        126,407       93,556
                                                 ----------    ------------  -----------   ---------    -----------  -----------
Net investment income (loss)..................       (9,478)     17,233,439    6,143,421     422,345      2,725,206    2,097,345
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).................    1,487,863       5,003,007    1,750,881    (796,838)    (1,391,910)     185,230
  Net unrealized appreciation (depreciation)
   during the period..........................    8,093,756      (2,053,672)   8,041,022     921,253     (1,837,190)    (378,058)
                                                 ----------    ------------  -----------   ---------    -----------  -----------
Net realized and unrealized gain (loss) on
  investments.................................    9,581,619       2,949,335    9,791,903     124,415     (3,229,100)    (192,828)
                                                 ----------    ------------  -----------   ---------    -----------  -----------
Net increase (decrease) in net assets
  resulting from operations...................   $9,572,141    $ 20,182,774  $15,935,324   $ 546,760    $  (503,894) $ 1,904,517
                                                 ==========    ============  ===========   =========    ===========  ===========

                                                International Equity Index Subaccount           Small Cap Growth Subaccount
                                              -----------------------------------------   --------------------------------------
                                                 2000         1999            1998           2000         1999          1998
                                              ----------   ------------   -------------   -----------  -----------  ------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I....... $  83,362     $   936,475   $   1,930,710   $       --   $ 3,697,955  $       --
  M Fund Inc.................................        --              --              --           --            --          --
                                              ---------     -----------   -------------   ----------   -----------  ----------
Total investment income......................    83,362         936,475       1,930,710           --     3,697,955          --
Expenses:
  Mortality and expense risks................    32,246          81,058          45,651       39,242        60,221      22,593
                                              ---------     -----------   -------------   ----------   -----------  ----------
Net investment income (loss).................    51,116         855,417       1,885,059      (39,242)    3,637,734     (22,593)
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains.........................   703,499         753,750         152,030    2,556,750     2,548,944      58,729
  Net unrealized appreciation (depreciation)
    during the period........................  (708,302)      4,871,167          78,480    2,295,972     3,920,455   1,070,805
                                              ---------     -----------   -------------   ----------   -----------  ----------
Net realized and unrealized gain (loss) on
  investments................................    (4,803)      5,624,917         230,510    4,852,722     6,469,399   1,129,534
                                              ---------     -----------   -------------   ----------   -----------  ----------
Net increase in net assets resulting from
  operations................................. $  46,313     $ 6,480,334   $   2,115,569   $4,813,480   $10,107,133  $1,106,941
                                              =========     ===========   =============   ==========   ===========  ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                       International Balanced Subaccount            Mid Cap Growth Subaccount
                                                  ------------------------------------------  --------------------------------------
                                                      2000           1999          1998           2000          1999         1998
                                                  -----------    -----------    ------------  -----------   ------------  ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I........     $   27,773     $  372,766     $   185,760  $        --    $ 6,491,783  $1,114,374
  M Fund Inc..................................             --             --              --           --             --          --
                                                   ----------     ----------     -----------  -----------    -----------  ----------
Total investment income.......................         27,773        372,766         185,760           --      6,491,783   1,114,374
Expenses:
  Mortality and expense risks.................          3,846         13,792           9,687       76,226        102,248      26,123
                                                   ----------     ----------     -----------  -----------    -----------  ----------
Net investment income (loss)..................         23,927        358,974         176,073      (76,226)     6,389,535   1,088,251
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).................        (39,660)        15,640          24,206    1,185,070      5,188,018     599,619
  Net unrealized appreciation (depreciation)
    during the period.........................       (121,758)      (173,912)        147,461     (706,164)    15,078,681   1,184,263
                                                   ----------     ----------     -----------  -----------    -----------  ----------
Net realized and unrealized gain (loss)
  on investments..............................       (161,418)      (158,272)        171,667      478,906     20,266,699   1,783,882
                                                   ----------     ----------     -----------  -----------    -----------  ----------
Net increase (decrease) in net assets
 resulting from operations....................     $ (137,491)    $  200,702     $   347,740  $   402,680    $26,656,234  $2,872,133
                                                   ==========     ==========     ===========  ===========    ===========  ==========

                                                           Large Cap Value Subaccount             Money Market Subaccount
                                                    ---------------------------------------  -------------------------------------
                                                       2000          1999          1998         2000         1999         1998
                                                    -----------   -----------   -----------  -----------  -----------  -----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I........      $   168,440   $ 1,809,072   $   797,874  $   943,328  $ 3,279,928  $ 1,854,829
  M Fund Inc..................................               --            --            --           --           --           --
                                                    -----------   -----------   -----------  -----------  -----------  -----------
Total investment income.......................          168,440     1,809,072       797,874      943,328    3,279,928    1,854,829
Expenses:
  Mortality and expense risks.................           23,961        88,877        41,415       74,486      291,398      167,813
                                                    -----------   -----------   -----------  -----------  -----------  -----------
Net investment income (loss)..................          144,479     1,720,195       756,459      868,842    2,988,530    1,687,016
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).................         (117,101)      705,454       330,827           --           --           --
  Net unrealized appreciation (depreciation)
    during the period.........................         (612,964)   (2,181,112)      145,355           --           --           --
                                                    -----------   -----------   -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss)
  on investments..............................         (730,065)   (1,475,658)      476,182           --           --           --
                                                    -----------   -----------   -----------  -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations....................      $  (585,586)  $   244,537   $ 1,232,641  $   868,842  $ 2,988,530  $ 1,687,016
                                                    ===========   ===========   ===========  ===========  ===========  ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                         Mid Cap Value Subaccount               Small/Mid Cap Growth Subaccount
                                                 ----------------------------------------    ------------------------------------
                                                    2000            1999          1998         2000         1999           1998
                                                 ----------     -----------   -----------    ----------   -----------    --------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I........   $       --     $   110,190   $   120,469    $       --   $ 1,421,656   $ 142,469
  M Fund Inc..................................           --              --            --            --            --          --
                                                 ----------     -----------   -----------    ----------   -----------    --------
Total investment income.......................           --         110,190       120,469            --     1,421,656     142,469
Expenses:
  Mortality and expense risks.................       19,514          68,611        45,020         9,470        32,995      34,432
                                                -----------     -----------   -----------    ----------   -----------   ---------
Net investment income (loss)..................      (19,514)         41,579        75,449        (9,470)    1,388,661     108,037
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).................      402,063        (860,332)     (538,516)     (289,736)       13,375     232,246
  Net unrealized appreciation (depreciation)
    during the period.........................    1,245,582       1,757,919      (830,390)      892,135    (1,001,208)    236,333
                                                -----------     -----------   -----------    ----------   -----------   ---------
Net realized and unrealized gain (loss)
  on investments..............................    1,647,645         897,587    (1,368,906)      602,399      (987,833)    468,579
                                                -----------     -----------   -----------    ----------   -----------   ---------
Net increase (decrease) in net assets
 resulting from operations....................   $1,628,131     $   939,166   $(1,293,457)   $  592,929   $   400,828   $ 576,616
                                                 ==========     ===========   ===========    ==========   ===========   =========


                                                            Real Estate Equity Subaccount           Growth & Income Subaccount
                                                         ----------------------------------   --------------------------------------
                                                             2000       1999        1998           2000       1999          1998
                                                         ----------  ---------  -----------   ----------  ------------  ------------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I...............    $  205,861  $ 544,845  $   305,783   $  512,693  $ 23,565,679  $  9,266,175
  M Fund Inc.........................................            --         --           --           --            --            --
                                                         ----------  ---------  -----------   ----------  ------------  ------------
Total investment income..............................       205,861    544,845      305,783      512,693    23,565,679     9,266,175
Expenses:
  Mortality and expense risks........................         8,329     29,468       22,716      222,841       715,377       290,361
                                                         ----------  ---------  -----------   ----------  ------------  ------------
Net investment income................................       197,532    515,377      283,067      289,852    22,850,302     8,975,814
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses)........................      (213,163)  (735,504)    (454,979)     563,798     6,207,253     2,061,212
  Net unrealized appreciation (depreciation)
    during the period................................       349,789     80,925     (698,676)   2,749,417    (5,814,839)    7,759,307
                                                         ----------  ---------  -----------   ----------  ------------  ------------
Net realized and unrealized gain (loss) on
  investments........................................       136,626   (654,579)  (1,153,655)   3,313,215       392,414     9,820,519
                                                         ----------  ---------  -----------   ----------  ------------  ------------
Net increase (decrease) in net assets resulting
  from operations....................................    $  334,158  $(139,202) $  (870,588)  $3,603,067  $ 23,242,716  $ 18,796,333
                                                         ==========  =========  ===========   ==========  ============  ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                                       Managed Subaccount             Short-Term Bond Subaccount
                                                              -----------------------------------  --------------------------------
                                                                 2000        1999         1998       2000        1999       1998
                                                              ----------  -----------  ----------  ---------  ----------  ---------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.....................   $  979,108  $11,251,980  $3,606,186  $ 213,418  $  957,614  $ 977,164
  M Fund Inc...............................................           --           --          --         --          --         --
                                                              ----------  -----------  ----------  ---------  ----------  ---------
Total investment income....................................      979,108   11,251,980   3,606,186    213,418     957,614    977,164
Expenses:
  Mortality and expense risks..............................      168,685      495,544     121,905      9,907      50,128     50,947
                                                              ----------  -----------  ----------  ---------  ----------  ---------
Net investment income......................................      810,423   10,756,436   3,484,281    203,511     907,486    926,217
Net realized and unrealized gain (loss) on investments:
   Net realized gains (losses).............................      (51,990)   2,233,258     278,186   (112,846)   (441,667)    24,740
   Net unrealized appreciation (depreciation)
      during the period....................................    1,363,763   (6,419,069)  1,791,231     68,551     (85,754)  (136,999)
                                                              ----------  -----------  ----------  ---------  ----------  ---------
Net realized and unrealized gain (loss) on
   investments.............................................    1,311,773   (4,185,811)  2,069,417    (44,295)   (527,421)  (112,259)
                                                              ----------  -----------  ----------  ---------  ----------  ---------
Net increase in net assets resulting from
   operations..............................................   $2,122,196  $ 6,570,625  $5,553,698  $ 159,216  $  380,065  $ 813,958
                                                              ==========  ===========  ==========  =========  ==========  =========

                                                                                                     International Opportunities
                                                                   Small Cap Value Subaccount                Subaccount
                                                              -----------------------------------  ---------------------------------
                                                                 2000        1999         1998       2000         1999       1998
                                                              ----------  -----------  ----------  ----------  ---------- ----------
Investment income
Distributions received from:
  John Hancock Variable Series Trust I.....................   $  93,270   $ 409,324    $  47,350  $        --  $2,096,195 $  103,399
  M Fund Inc...............................................          --          --           --           --          --         --
                                                              ---------   ---------    ---------  -----------  ---------- ----------
Total investment income....................................      93,270     409,324       47,350           --   2,096,195    103,399
Expenses:
  Mortality and expense risks..............................      20,424      64,613       33,335       34,751      90,191     50,003
                                                              ---------   ---------    ---------  -----------  ---------- ----------
Net investment income (loss)...............................      72,486     344,711       14,015      (34,751)  2,006,004     53,396
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses)..............................      54,419    (979,002)      (9,919)   1,363,359   1,907,809    191,495
  Net unrealized appreciation (depreciation)
     during the period.....................................     (47,196)    325,684     (523,693)  (1,275,014)  3,818,953  1,108,416
                                                              ---------   ---------    ---------  -----------  ---------- ----------
Net realized and unrealized gain (loss) on
     investments...........................................       7,223    (653,318)    (533,612)      88,345   5,726,762  1,299,911
                                                              ---------   ---------    ---------  -----------  ---------- ----------
Net increase (decrease) in net assets resulting from
     operations............................................   $  79,709   $(308,607)   $(519,597) $    53,594  $7,732,766 $1,353,307
                                                              =========   =========    =========  ===========  ========== ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                                    Equity Index Subaccount             Global Bond Subaccount
                                                              -----------------------------------  ---------------------------------
                                                                 2000        1999         1998       2000         1999       1998
                                                              ----------  -----------  ----------  ----------  ---------- ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I....................    $  459,796  $ 5,839,023  $1,337,750  $   26,843  $  460,088   $303,545
  M Fund Inc..............................................            --           --          --          --          --         --
                                                              ----------  -----------  ----------  ----------  ----------   --------
Total investment income...................................       459,796    5,839,023   1,337,750      26,843     460,088    303,545
Expenses:
  Mortality and expense risks.............................       144,695      335,573     126,021       8,730      35,321     19,894
                                                              ----------  -----------  ----------  ----------  ----------   --------
Net investment income.....................................       315,101    5,503,450   1,211,729      18,113     424,767    283,651
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses).............................     1,407,391    7,681,081     691,270    (240,729)   (204,675)    81,659
  Net unrealized appreciation (depreciation) during
    the period............................................     2,436,887    4,678,509   6,098,919     363,167    (433,526)    43,608
                                                              ----------  -----------  ----------  ----------  ----------   --------
Net realized and unrealized gain (loss)
  on investments..........................................     3,844,278   12,359,590   6,790,189     122,438    (638,201)   125,267
                                                              ----------  -----------  ----------  ----------  ----------   --------
Net increase (decrease) in net assets resulting from
  operation...............................................    $4,159,379  $17,863,040  $8,001,918  $  140,551  $ (213,434)  $408,918
                                                              ==========  ===========  ==========  ==========  ==========   ========

                                                                                                         Brandes International
                                                                 Turner Core Growth Subaccount             Equity Subaccount
                                                              -----------------------------------  ---------------------------------
                                                                 2000        1999         1998       2000         1999       1998
                                                              ----------  -----------  ----------  ----------  ---------- ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I....................    $       --   $1,349,358    $     --  $      --   $  549,978   $     --
  M Fund Inc..............................................            --           --      84,940         --           --    358,080
                                                              ----------  -----------  ----------  ---------   ----------   --------
Total investment income...................................            --    1,349,358      84,940         --      549,978    358,080
Expenses:
  Mortality and expense risks.............................        22,143       33,920       7,737     14,102       34,297     14,434
                                                              ----------  -----------  ----------  ---------   ----------   --------
Net investment income (loss)..............................       (22,143)   1,315,438      77,203    (14,102)     515,681    343,646
Net realized and unrealized gain (loss) on investments:
  Net realized gains......................................       868,800    1,038,462     156,278     52,962      507,727     89,337
  Net unrealized appreciation (depreciation) during
    the period............................................     1,770,438    1,626,646     562,620   (506,321)   3,486,097     91,915
                                                              ----------  -----------  ----------  ---------   ----------   --------
Net realized and unrealized gain (loss)
  on investments..........................................     2,639,238    2,665,108     718,898   (453,359)   3,993,824    181,252
                                                              ----------  -----------  ----------  ---------   ----------   --------
Net increase (decrease) in net assets resulting
  from operations.........................................    $2,617,095   $3,980,546    $796,101   (467,461)  $4,509,505   $524,898
                                                              ==========  ===========  ==========  =========   ==========   ========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                           Frontier Capital Appreciation            Enhanced U.S. Equity
                                                                  Subaccount                             Subaccount
                                                       ------------------------------------   -----------------------------------
                                                           2000        1999        1998          2000       1999          1998
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I.............   $        --  $   487,465   $      --   $     --    $ 532,067   $      --
   M Fund Inc.......................................            --           --      34,738         --           --      72,302
                                                       -----------  -----------   ---------   --------    ---------   ---------
Total investment income.............................            --      487,465      34,738         --      532,067      72,302
Expenses:
   Mortality and expense risks......................        17,350       37,471      24,841      5,830       13,930       4,069
                                                       -----------  -----------   ---------   --------    ---------   ---------
Net investment income (loss)........................       (17,350)     449,994       9,897      5,830      518,137      68,233
Net realized and unrealized gain (loss)
  on investments:
   Net realized gains (losses)......................       466,929      624,068    (445,752)    55,792      264,436      87,723
   Net unrealized appreciation during the period....     2,840,905    3,431,408     432,064     31,920      151,562      89,677
                                                       -----------  -----------   ---------   --------    ---------   ---------
Net realized and unrealized gain (loss) on
investments.........................................     3,307,834    4,055,476     (13,688)    87,712      415,998     177,400
                                                       -----------  -----------   ---------   --------    ---------   ---------
Net increase (decrease) in net assets
resulting from operations...........................   $ 3,290,484  $ 4,505,470   $  (3,791)  $ 81,882    $ 934,135   $ 245,633
                                                       ===========  ===========   =========    =======    =========   =========

                                                                  Emerging
                                                                Markets Equity                       Global Equity
                                                                  Subaccount                          Subaccount
                                                       ------------------------------------   -----------------------------------
                                                           2000        1999        1998*         2000       1999          1998*
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I............    $     --     $  137,724    $     522   $     --     $  6,063    $    491
   M Fund Inc......................................          --             --           --         --           --          --
                                                       -----------  -----------   ---------   --------    ---------   ---------
Total investment income............................          --        137,724          522         --        6,063         491
Expenses:
   Mortality and expense risks.....................       6,661          5,465          387      1,101        1,859         339
                                                       -----------  -----------   ---------   --------    ---------   ---------
Net investment income (loss).......................      (6,661)       132,259          135     (1,101)       4,204         152
Net realized and unrealized gain (loss) on
      investments:
   Net realized gains (losses).....................     841,365        663,998      (45,975)    27,715       82,873     (21,835)
   Net unrealized appreciation (depreciation)
      during the period............................    (423,198)       432,248        2,289      2,640       47,295       4,812
                                                       -----------  -----------   ---------   --------    ---------   ---------
Net realized and unrealized gain (loss) on
      investments..................................     418,167      1,096,246      (43,686)    30,355      130,168     (17,023)
                                                       -----------  ----------    ---------   --------    ---------   ---------
Net increase (decrease) in net assets resulting
      from operations..............................    $411,506     $1,228,505    $ (43,551)  $ 29,254     $134,372    $(16,871)
                                                       ===========  ==========    =========   ========    =========   =========

------------------------------
* From May 1, 1998 (commencement of operations)

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                                                                          Small/Mid
                                                                    Bond Index                            Cap CORE
                                                                    Subaccount                           Subaccount
                                                       ------------------------------------   -----------------------------------
                                                           2000        1999        1998*         2000       1999          1998*
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I............    $ 98,655     $ 140,772     $ 23,842    $    124    $ 54,784     $      --
   M Fund Inc......................................          --            --          --           --          --            --
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Total investment income............................      98,655       140,772       23,842         124      54,784            --
Expenses:
   Mortality and expense risks.....................       6,322        10,636          937       1,222       2,073           535
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Net investment income (loss).......................      92,333       130,136       22,905      (1,098)     52,711          (535)
Net realized and unrealized gain (loss) on
      investments:
   Net realized gains (losses).....................      (5,117)     (104,174)       1,002     106,765      65,733       (25,196)
   Net unrealized appreciation (depreciation)
      during the period............................      48,121       (78,192)     (10,217)    (19,659     (10,735)       18,718
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Net realized and unrealized gain (loss) on
      investments..................................      43,004      (182,366)      (9,215)     87,106      54,998        (6,478)
                                                       -----------  -----------   ---------   ---------   ---------   -----------
Net increase (decrease) in net assets resulting
      from operations..............................    $135,337     $ (52,230)    $ 13,690    $ 86,008    $107,709     $  (7,013)
                                                       ===========  ===========   =========   =========   =========   ===========

                                                                                                        High Yield
                                                                                                            Bond
                                                                                                         Subaccount
                                                                                              -----------------------------------
                                                                                                 2000       1999          1998*
                                                                                              ---------   ---------   -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I....................................................    $ 85,793    $ 352,641    $ 88,721
   M Fund Inc..............................................................................          --           --          --
                                                                                              ---------   ---------   ----------
Total investment income....................................................................      85,793      352,641      88,721
Expenses:
   Mortality and expense risks.............................................................       3,851       12,206       1,962
                                                                                              ---------   ---------   ----------
Net investment income (loss)...............................................................      81,942      340,435      86,759
Net realized and unrealized gain (loss) on
      investments:
   Net realized gains (losses).............................................................     (16,585)      42,365      64,824
   Net unrealized appreciation (depreciation)
      during the period....................................................................    (189,115)    (139,659)    149,416
                                                                                              ---------   ---------   ----------
Net realized and unrealized gain (loss) on
      investments..........................................................................    (205,700)     (97,294)    214,240
                                                                                              ---------   ---------   ----------
Net increase (decrease) in net assets resulting
      from operations......................................................................   $ 243,141     $300,999   $(123,758)
                                                                                              =========    =========   =========


------------------------------
* From May 1, 1998 (commencement of operations)

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                       Years and periods ended March 31,

                                                      Large Cap Growth Subaccount                 Sovereign Bond Subaccount
                                               -----------------------------------------  -----------------------------------------
                                                   2000           1999          1998          2000          1999           1998
                                               ------------   ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss).............    $     (9,478)  $ 17,233,439  $  6,143,421  $    422,895  $  2,725,206  $   2,097,345
  Net realized gains (losses)..............       1,487,863      5,003,007     1,750,881      (796,838)   (1,391,910)       185,230
  Net unrealized appreciation
    (depreciation) during the
     period................................       8,093,756     (2,053,672)    8,041,022       921,253    (1,837,190)      (378,058)
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase (decrease) in net assets
  resulting from operations................       9,572,141     20,182,774    15,935,324       547,310      (503,894)     1,904,517
From policyholder transactions:
  Net premiums from
     policyholders.........................      26,306,668     75,667,981    29,859,648    11,781,689    74,595,720     38,567,292
  Net benefits to policyholders............     (12,830,683)   (45,347,424)  (13,281,028)  (16,379,586)  (68,312,320)   (27,391,317)
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase (decrease) in net assets
  resulting from policyholder
  transactions.............................      13,475,985     30,320,557    16,578,620    (4,597,897)    6,283,400     11,175,975
Net increase (decrease) in net
  assets...................................      23,048,126     50,503,331    32,513,944    (4,050,587)    5,779,506     13,080,492
Net assets at beginning of period..........     115,521,551     65,018,220    32,504,276    38,321,474    32,541,967     19,461,475
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net assets at end of period................    $138,569,677   $115,521,551  $ 65,018,220  $ 34,270,887  $ 38,321,473  $  32,541,967
                                               ============   ============  ============  ============  ============  =============

                                                 International Equity Index Subaccount           Small Cap Growth Subaccount
                                               -----------------------------------------  -----------------------------------------
                                                   2000           1999          1998          2000          1999           1998
                                               ------------   ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss).............    $     51,116   $    855,417  $  1,885,059  $    (39,242) $  3,637,734  $     (22,593)
  Net realized gains.......................         703,499        753,750       152,030     2,556,750     2,548,944         58,729
  Net unrealized appreciation
     (depreciation) during the
     period................................        (708,302)     4,871,167        78,480     2,295,972     3,920,455      1,070,805
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase in net assets resulting
  from operations..........................          46,313      6,480,334     2,115,569     4,813,480    10,107,133      1,106,941
From policyholder transactions:
  Net premiums from
     policyholders.........................      13,045,026     53,332,374    10,034,119    30,086,736    52,637,861     12,088,047
  Net benefits to policyholders............     (10,401,110)   (39,209,664)   (8,344,107)  (26,646,977)  (40,800,272)    (6,621,834)
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase in net assets resulting
  from policyholder transactions...........       2,643,916     14,122,710     1,690,012     3,493,759    11,837,589      5,466,213
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase in net assets.................       2,690,229     20,603,044     3,805,581     8,253,239    21,944,722      6,573,154
Net assets at beginning of period..........      33,198,674     12,595,630     8,790,049    31,022,828     9,078,106      2,504,952
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net assets at end of period................    $ 35,888,903   $ 33,198,674  $ 12,595,630  $ 39,276,067  $ 31,022,828  $   9,078,106
                                               ============   ============  ============  ============  ============  =============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                   International Balanced Subaccount              Mid Cap Growth Subaccount
                                               -----------------------------------------  -----------------------------------------
                                                   2000           1999          1998          2000          1999           1998
                                               ------------   ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)...............  $     23,927   $    358,974  $    176,073  $    (76,226) $  6,389,535  $   1,088,251
  Net realized gains (losses)................       (39,660)        15,640        24,206     1,185,070     5,188,018        599,619
  Net unrealized appreciation (depreciation)
   during the period.........................      (121,758)      (173,912)      147,461      (706,164)   15,078,681      1,184,263
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase (decrease) in net assets
  resulting from operations..................      (137,491)       200,702       347,740       402,680    26,656,234      2,872,133
From policyholder transactions:
  Net premiums from policyholders............       845,554      6,295,052     3,163,316    26,745,210    65,183,285     11,323,614
  Net benefits to policyholders..............    (1,035,960)    (5,007,225)   (1,882,974)  (13,805,055)  (41,018,347)    (5,132,055)
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase (decrease) in net assets
  resulting from policyholder
  transactions...............................      (190,406)     1,287,827     1,280,342    12,940,155    24,164,938      6,191,559
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net increase (decrease) in net assets........      (327,897)     1,488,529     1,628,082    13,342,835    50,821,172      9,063,692
Net assets at beginning of period............     4,591,858      3,103,327     1,475,245    63,499,616    12,678,444      3,614,752
                                               ------------   ------------  ------------  ------------  ------------  -------------
Net assets at end of period..................  $  4,263,961   $  4,591,856  $  3,103,327  $ 76,842,451  $ 63,499,616  $  12,678,444
                                               ============   ============  ============  ============  ============  =============

                                                      Large Cap Value Subaccount                   Money Market Subaccount
                                               -----------------------------------------  -----------------------------------------
                                                   2000           1999          1998          2000          1999           1998
                                               ------------   ------------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
  operations:
  Net investment income .....................  $    144,479   $  1,720,195  $    756,459 $     868,842  $  2,988,530  $   1,687,016
  Net realized gains (losses)................      (117,101)       705,454       330,827            --            --             --
  Net unrealized appreciation (depreciation)
      during the period......................      (612,964)    (2,181,112)      145,355            --            --             --
                                               ------------   ------------  ------------ -------------  ------------  -------------
Net increase (decreases) in net assets
  resulting from operations..................      (585,586)       244,537     1,232,641       868,842     2,988,530      1,687,016
From policyholder transactions:
  Net premiums from
     policyholders...........................     9,161,994     37,432,039    15,144,316   217,361,930   890,376,545    340,377,358
  Net benefits to policyholders..............    (5,345,277)   (27,199,179)   (4,937,583) (209,542,856) (918,869,964)  (269,723,839)
                                               ------------   ------------  ------------ -------------  ------------  -------------
Net increase (decreases) in net assets
  resulting from policyholder transactions...     3,816,717     10,232,860    10,206,733     7,819,074   (28,493,419)    70,653,519
                                               ------------   ------------  ------------ -------------  ------------  -------------
Net increase (decreases) in net assets.......     3,231,131     10,477,397    11,439,374     8,687,916   (25,504,889)    72,340,535
Net assets at beginning of period............    27,106,917     16,629,520     5,190,146    61,006,769    86,511,658     14,171,123
                                              -------------  ------------- ------------- ------------- -------------  -------------
Net assets at end of period.................. $  30,338,048  $  27,106,917 $  16,629,520 $  69,694,685 $  61,006,769  $  86,511,658
                                              =============  ============= ============= ============= =============  =============


See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                       Mid Cap Value Subaccount            Small/Mid Cap Growth Subaccount
                                              ---------------------------------------  -----------------------------------------
                                                 2000        1999          1998            2000          1999           1998
                                              -----------  ----------    ------------  ------------    ------------  -----------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)..............  $   (19,514) $    41,579   $     75,449  $     (9,470)   $  1,388,661  $   108,037
  Net realized gains (losses)...............      402,063     (860,332)      (538,516)     (289,736)         13,375      232,246
  Net unrealized appreciation
    (depreciation) during
    the period..............................    1,245,582    1,757,919       (830,390)      892,135      (1,001,208)     236,333
                                              -----------  -----------   ------------  ------------    ------------  -----------
Net increase (decrease) in net assets
    resulting from operations...............    1,628,131      939,166     (1,293,457)      592,929         400,828      576,616
From policyholder transactions:
  Net premiums from policyholders...........    6,813,614   32,024,751     18,837,112     1,722,182      11,809,133    4,563,154
  Net benefits to policyholders.............   (6,026,008  (29,579,995)    (7,855,945)   (2,633,767)     (9,775,543)  (6,481,542)
                                              -----------  -----------   ------------  ------------    ------------  -----------
Net increase (decrease) in net assets
  resulting from policyholder
  transactions..............................      787,606    2,444,756     10,981,167      (911,585)      2,033,590   (1,918,388)
                                              -----------  -----------   ------------  ------------    ------------  -----------
Net increase (decrease) in net assets.......    2,415,737    3,383,922      9,687,710      (318,656)      2,434,418   (1,341,772)
Net assets at beginning of period...........   19,138,533   15,754,611      6,066,901     9,925,831       7,491,413    8,833,185
                                              -----------  -----------   ------------  ------------    ------------  -----------
Net assets at end of period.................  $21,554,270  $19,138,533   $ 15,754,611  $  9,607,175    $  9,925,831  $ 7,491,413
                                              ===========  ===========   ============  ============    ============  ===========

                                                  Real Estate Equity Subaccount                Growth & Income Subaccount
                                              ---------------------------------------  -----------------------------------------
                                                 2000        1999          1998            2000          1999           1998
                                              -----------  -----------   ------------  ------------    -------------   ------------
Increase (decrease) in net assets from
  operations:
  Net investment income.....................  $   197,532  $    515,377  $    283,067  $    289,852    $  22,850,302   $  8,975,814
  Net realized gains (losses)...............     (213,163)     (735,504)     (454,979)      563,798        6,207,253      2,061,212
  Net unrealized appreciation
    (depreciation) during
    the period..............................      349,789        80,925      (698,676)    2,749,417       (5,814,839)     7,759,307
                                              -----------  ------------  ------------  ------------    -------------   ------------
Net increase (decrease) in net assets
  resulting from operations.................      334,158      (139,202)     (870,588)    3,603,067       23,242,716     18,796,333
From policyholder transactions:
  Net premiums from policyholders...........    5,164,186    22,699,314     6,964,604    20,391,023      196,639,863     60,975,616
  Net benefits to policyholders.............   (4,454,487   (18,093,640)   (5,513,221)  (20,568,695)    (106,763,955)   (31,360,866)
                                              -----------  ------------  ------------  ------------    -------------   ------------
Net increase in net assets resulting
  from policyholder transactions............      709,699     4,605,674     1,451,383      (177,672)      89,875,908     29,614,750
                                              -----------  ------------  ------------  ------------    -------------   ------------
Net increase (decrease) in net assets.......    1,043,857     4,466,472       580,795     3,425,395      113,118,624     48,411,083
Net assets at beginning of period...........    9,238,646     4,772,174     4,191,379   209,525,898       96,407,275     47,996,192
                                              -----------  ------------  ------------  ------------    -------------   ------------
Net assets at end of period.................  $10,282,503  $  9,238,646  $  4,772,174  $212,951,293    $ 209,525,899   $ 96,407,275
                                              ===========  ============  ============  ============    =============   ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                          Managed Subaccount                    Short-Term Bond Subaccount
                                             -------------------------------------------  ---------------------------------------
                                                  2000            1999          1998          2000         1999          1998
                                             ------------    -------------  ------------  -----------    ----------   -----------
Increase (decrease) in net assets from
  operations:
  Net investment income....................  $    810,423    $  10,756,436  $  3,484,281  $   203,511   $   907,486   $   926,217
  Net realized gains (losses)..............       (51,990)       2,233,258       278,186     (112,846)     (441,667)       24,740
  Net unrealized appreciation
    (depreciation) during
    the period.............................     1,363,763       (6,419,069)    1,791,231       68,551       (85,754)     (136,999)
                                             ------------    -------------  ------------  -----------   -----------   -----------
Net increase in net assets resulting
  from operations..........................     2,122,196        6,570,625     5,553,698      159,216       380,065       813,958
From policyholder transactions:
  Net premiums from policyholders..........     5,409,063      113,292,872    21,019,273    7,974,976    41,259,110    27,490,588
  Net benefits to policyholders............    (4,863,022)     (34,219,380)   (8,281,600)  (5,532,589)  (49,156,693)  (21,534,195)
                                             ------------    -------------  ------------  -----------   -----------   -----------
Net increase (decrease) in net assets
  resulting from policyholder
  transactions.............................       546,041       79,073,492    12,737,673    2,442,387    (7,897,583     5,956,393
                                             ------------    -------------  ------------  -----------   -----------   -----------
Net increase (decrease) in net assets......     2,668,237       85,644,117    18,291,371    2,601,603    (7,517,518     6,770,351
Net assets at beginning of period..........   125,710,810       40,066,692    21,775,321   11,728,988    19,246,506    12,476,155
                                             ------------    -------------  ------------  -----------   -----------   -----------
Net assets at end of period................  $128,379,047    $ 125,710,809  $ 40,066,692  $14,330,591   $11,728,988   $19,246,506
                                             ============    =============  ============  ===========   ===========   ===========

                                                       Small Cap Value Subaccount           International Operations Subaccount
                                             ------------------------------------------  ------------------------------------------
                                                  2000            1999          1998          2000         1999          1998
                                             ------------    -------------  ------------  ------------   ------------   -----------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss).............. $     72,846    $     344,711  $     14,015  $    (34,751)  $  2,006,004   $    53,396
  Net realized gains (losses)...............       54,419         (979,002)       (9,919)    1,363,359      1,907,809       191,495
  Net unrealized appreciation
    (depreciation) during
    the period..............................      (47,196)         325,684      (523,693)   (1,275,014)     3,818,953     1,108,416
                                             ------------    -------------  ------------  ------------   ------------   -----------
Net increase (decrease) in net assets
  resulting from operations.................       80,069         (308,607)     (519,597)       53,594      7,732,766     1,353,307
From policyholder transactions:
  Net premiums from policyholders...........    6,820,059       39,172,672    11,420,833    19,896,505     43,216,216    23,844,756
  Net benefits to policyholders.............   (3,922,931)     (30,591,417)   (4,363,378)  (13,614,477    (38,372,463)  (12,275,087)
                                             ------------    -------------  ------------  ------------   ------------   -----------
Net increase in net assets resulting
  from policyholder transactions............    2,897,128        8,581,255     7,057,455     6,282,028      4,843,753    11,569,669
                                             ------------    -------------  ------------  ------------   ------------   -----------
Net increase in net assets..................    2,977,197        8,272,648     6,537,858     6,335,622     12,576,519    12,922,976
Net assets at beginning of period...........   18,783,397       10,510,748     3,972,890    31,535,050     18,958,530     6,035,554
                                             ------------    -------------  ------------  ------------   ------------   -----------
Net assets at end of period................. $ 21,760,594    $  18,783,396  $ 10,510,748  $ 37,870,672   $ 31,535,049   $18,958,530
                                             ============    =============  ============  ============   ============   ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                     Equity Index Subaccount                      Global Bond Subaccount
                                             ------------------------------------------   ----------------------------------------
                                                 2000           1999           1998          2000         1999          1998
                                             ------------   -------------   -----------   -----------  ------------   ------------
Increase (decrease) in net assets from
  operations:
  Net investment income....................  $    315,101   $   5,503,450   $ 1,211,729   $    18,113  $    424,767   $    283,651
  Net realized gains (losses)..............     1,407,391       7,681,081       691,270      (240,729)     (204,675)        81,659
  Net unrealized appreciation
    (depreciation) during
    the period.............................     2,436,887       4,678,509     6,098,919       363,167      (433,526)        43,608
                                             ------------   -------------   -----------   -----------  ------------   ------------
Net increase (decrease) in net assets
  resulting from operations................     4,159,379      17,863,040     8,001,918       140,551      (213,434)       408,918
From policyholder transactions:
  Net premiums from policyholders..........    30,486,120     225,994,914    60,690,933     2,169,780    11,387,398      9,258,713
  Net benefits to policyholders............   (17,507,140)   (147,909,470)  (31,166,123)   (4,458,286)  (10,615,019)    (3,008,341)
                                             ------------   -------------   -----------   -----------  ------------   ------------
Net increase (decrease) in net assets
  resulting from policyholder
  transactions.............................    12,978,980      78,085,444    29,524,810    (2,288,506)      772,379      6,250,372
                                             ------------   -------------   -----------   -----------  ------------   ------------
Net increase (decrease) in net assets......    17,138,359      95,948,484    37,526,728    (2,147,955)      558,945      6,659,290
Net assets at beginning of period..........   149,913,130      53,964,647    16,437,919     8,838,517     8,279,571      1,620,281
                                             ------------   -------------   -----------   -----------  ------------   ------------
Net assets at end of period................  $167,051,489   $  49,913,131   $53,964,647   $ 6,690,562  $  8,838,516   $  8,279,571
                                             ============   =============   ===========   ===========  ============   ============

                                                    Turner Core Growth Subaccount         Brandes International Equity Subaccount
                                              -----------------------------------------  -----------------------------------------
                                                 2000           1999           1998          2000         1999          1998
                                              -----------   -------------   -----------  ------------  ------------   ------------
Increase (decrease) in net assets from
  operations:

  Net investment income (loss).............       (22,143)  $   1,315,438   $    77,203       (14,102) $    515,681   $    343,646
  Net realized gains.......................       868,800       1,038,462       156,278        52,962       507,727         89,337
  Net unrealized appreciation
    (depreciation) during
    the period.............................     1,770,438       1,626,646       562,620      (506,321)    3,486,097         91,915
                                              -----------   -------------   -----------  ------------  ------------   ------------
Net increase (decrease) in net assets
  resulting from operations................     2,617,095       3,980,546       796,101      (467,461)    4,509,505        524,898
From policyholder transactions:
  Net premiums from policyholders..........     7,163,231      23,098,524     4,779,974     5,406,790    12,134,533      5,520,633
  Net benefits to policyholders............    (6,042,692)     (9,308,254)   (1,690,860)   (1,736,210)   (5,569,496     (2,041,375)
                                              -----------   -------------   -----------  ------------  ------------   ------------
Net increase in net assets resulting
  from policyholder transactions...........     1,120,539      13,790,270     3,089,114     3,670,580     6,565,037      3,479,258
                                              -----------   -------------   -----------  ------------  ------------   ------------
Net increase in net assets.................     3,737,634      17,770,816     3,885,215     3,203,119    11,074,542      4,004,156
Net assets at beginning of period..........    22,671,006       4,900,189     1,014,974    17,415,297     6,340,754      2,336,598
                                              -----------   -------------   -----------  ------------  ------------   ------------
Net assets at end of period................   $26,408,640   $  22,671,005   $ 4,900,189  $ 20,618,416  $ 17,415,296   $  6,340,754
                                              ===========   =============   ===========  ============  ============   ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                 Frontier Capital Appreciation Subaccount       Enhanced U.S. Equity Subaccount
                                                ------------------------------------------   --------------------------------------
                                                    2000             1999          1998          2000         1999         1998
                                                ------------    ------------   -----------   -----------   -----------  -----------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)................  $    (17,350)   $    449,994   $     9,897   $    (5,830)  $   518,137  $    68,233
  Net realized gains (losses).................       466,929         624,068      (445,752)       55,792       264,436       87,723
  Net unrealized appreciation during
    the period................................     2,840,905       3,431,408       432,064        31,920       151,562       89,677
                                                ------------    ------------   -----------   -----------   -----------  -----------
Net increase (decrease) in net assets
  resulting from operations...................     3,290,484       4,505,470        (3,791)       81,882       934,135      245,633
From policyholder transactions:
  Net premiums from policyholders.............     8,319,565      25,135,447    13,982,031     3,512,323     6,480,741    3,031,309
  Net benefits to policyholders...............    (3,328,234)    (22,331,613)   (9,695,520    (2,694,336)   (3,151,279)  (1,299,530)
                                                ------------    ------------   -----------   -----------   -----------  -----------
Net increase in net assets resulting from
  policyholder transactions...................     4,991,331       2,803,834     4,286,511       817,987     3,329,462    1,731,779
                                                ------------    ------------   -----------   -----------   -----------  -----------
Net increase in net assets....................     8,281,815       7,309,304     4,282,720       899,869     4,263,597    1,977,412
Net assets at beginning of period.............    16,985,022       9,675,718     5,392,998     6,738,214     2,474,617      497,205
                                                ------------    ------------   -----------   -----------   -----------  -----------
Net assets at end of period...................  $ 25,266,837    $ 16,985,022   $ 9,675,718   $ 7,638,083   $ 6,738,214  $ 2,474,617
                                                ============    ============   ===========   ===========   ===========  ===========

                                                                                                        Global Equity
                                                     Emerging Markets Equity Subaccount                  Subaccount
                                               ------------------------------------------   -------------------------------------
                                                   2000            1999          1998*          2000         1999        1998*
                                               ------------    ------------   -----------   -----------   ----------   ----------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)................ $     (6,661)   $    132,259   $       135   $    (1,101)  $    4,204   $      152
  Net realized gains (losses).................      841,365         663,998       (45,975)       27,715       82,873      (21,835)
  Net unrealized appreciation (depreciation)
    during the period.........................     (423,198)        432,248         2,289         2,640       47,295        4,812
                                               ------------    ------------   -----------   -----------   ----------   ----------
Net increase (decrease) in net assets
  resulting from operations...................      411,506       1,228,505       (43,551)       29,254      134,372      (16,871)
From policyholder transactions:
  Net premiums from policyholders.............   18,848,748      18,579,194     2,434,226     1,111,909    3,151,983    2,372,034
  Net benefits to policyholders...............  (16,434,122)    (16,271,324)   (2,203,670      (522,788)  (2,613,505)  (2,191,135)
                                               ------------    ------------   -----------   -----------   ----------   ----------
Net increase in net assets resulting from
  policyholder transactions...................    2,414,626       2,307,870       230,556       589,121      538,478      180,899
                                               ------------    ------------   -----------   -----------   ----------   ----------
Net increase in net assets....................    2,826,132       3,536,375       187,005       618,375      672,850      164,028
Net assets at beginning of period.............    3,724,873         187,005             0       836,879      164,028            0
                                               ------------    ------------   -----------   -----------   ----------   ----------
Net assets at end of period................... $  6,551,005    $  3,723,380   $   187,005   $ 1,455,254   $  836,878   $  164,028
                                               ============    ============   ===========   ===========   ==========   ==========

________________
*From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                       Years and periods ended March 31,

                                                                     Bond Index
                                                                     Subaccount                  Small/Mid Cap CORE Subaccount
                                                        -----------------------------------  ------------------------------------
                                                            2000        1999        1998*        2000        1999        1998*
                                                        ----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
  Net investment income (loss).......................   $   92,333  $   130,136  $   22,905  $    (1,098) $    52,711  $      (535)
  Net realized gains (losses)........................       (5,117)    (104,174)      1,002      106,765       65,733      (25,196)
  Net unrealized appreciation (depreciation)
    during the period................................       48,121      (78,192)    (10,217)     (19,659)     (10,735)      18,718
                                                        ----------  -----------  ----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  operations.........................................      135,337      (52,230)     13,690       86,008      107,709       (7,013)
From policyholder transactions:
 Net premiums from policyholders.....................    1,414,394    6,471,518   1,176,234    6,028,335    5,817,483    1,089,030
 Net benefits to policyholders.......................     (901,805)  (2,358,694)   (124,467)  (5,789,766)  (5,611,532)    (778,864)
                                                        ----------  -----------  ----------  -----------  -----------  -----------
Net increase in net assets resulting from
 policyholder transactions...........................      512,589    4,112,824   1,051,767      238,569      205,951      310,166
                                                        ----------  -----------  ----------  -----------  -----------  -----------
Net increase in net assets...........................      647,926    4,060,594   1,065,457      324,577      313,660      303,153
Net assets at beginning of period....................    5,126,051    1,065,457           0      616,813      303,153            0
                                                        ----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period..........................   $5,773,977  $ 5,126,051  $1,065,457  $   941,390  $   616,813  $   303,153
                                                        ==========  ===========  ==========  ===========  ===========  ===========

                                                                                                High Yield Bond
                                                                                                  Subaccount
                                                                                     -----------------------------------
                                                                                        2000          1999        1998*
                                                                                     -----------  ------------ -----------
Increase (decrease) in net assets from operations:
  Net investment income...........................................................   $    81,942  $    340,435 $    86,759
  Net realized gains (losses).....................................................       (16,585)       42,365      64,824
  Net unrealized appreciation (depreciation) during the period....................      (189,115)     (139,659)    149,416
                                                                                     -----------  ------------ -----------
Net increase (decrease) in net assets resulting from operations...................      (123,758)      243,141     300,999
From policyholder transactions:
  Net premiums from policyholders.................................................     1,581,720    19,870,990   6,683,673
  Net benefits to policyholders...................................................    (2,251,407)  (20,368,501) (2,457,088)
                                                                                     -----------  ------------ -----------
Net increase (decrease) in net assets resulting from policyholder transactions....      (669,687)     (497,511)  4,226,585
                                                                                     -----------  ------------ -----------
Net increase (decrease) in net assets.............................................      (793,445)     (254,370)  4,527,584
Net assets at beginning of period.................................................     4,273,214     4,527,584           0
                                                                                     -----------  ------------ -----------
Net assets at end of period.......................................................   $ 3,479,769  $  4,273,214 $ 4,527,584
                                                                                     ===========  ============ ===========

____________
*From May 1, 1998 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                  NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                March 31, 2000

1.   Organization

     John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Portfolios. Each Portfolio has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.   Significant Accounting Policies

   Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments

     Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

   Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

   Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

   Policy Loans

     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At March 31, 2000, there were no outstanding policy loans.

3.   Transaction with Affiliates

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

     Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.   Details of Investments

     The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at March 31, 2000 were as follows:

               Portfolio                  Shares Owned        Cost               Value
               ---------                  ------------        ----               -----
       Large Cap Growth...............      4,725,708     $129,759,928       $138,569,677
       Sovereign Bond.................      3,720,404       54,957,680         34,270,887
       International Equity
       Index..........................      1,828,860       42,194,387         35,888,903
       Small Cap Growth...............      1,783,544       44,638,874         39,276,067
       International Balanced.........        411,770        5,792,382          4,263,961
       Mid Cap Growth.................      2,559,283       61,055,048         76,842,451
       Large Cap Value................      2,322,131       36,125,073         30,338,048
       Money Market...................      6,966,470      137,421,592         69,694,685
       Mid Cap Value..................      1,556,021       25,731,991         21,554,270
       Small/Mid Cap Growth...........        639,205       13,859,500          9,607,175
       Real Estate Equity.............        878,277       15,150,096         10,282,503
       Growth & Income................     10,470,973      216,940,978        212,951,293
       Managed........................      8,209,595      135,063,985        128,379,047
       Short-Term Bond................      1,472,374       22,331,767         14,330,591
       Small Cap Value................      2,002,962       25,350,551         21,760,594
       International
       Opportunities..................      2,498,318       47,315,632         37,870,672
       Equity Index...................      8,004,018      158,931,331        167,051,489
       Global Bond....................        668,397       14,205,761          6,690,562
       Turner Core Growth.............      1,042,593       29,103,994         26,408,640
       Brandes International
       Equity.........................      1,374,582       17,355,048         20,618,416
       Frontier Capital
       Appreciation...................        999,103       21,184,263         25,266,837
       Enhanced U.S. Equity...........        362,858        8,235,003          7,638,083
       Emerging Markets
       Equity.........................        498,382       18,281,972          6,551,005
       Global Equity..................        115,407        2,131,686          1,455,254
       Bond Index.....................        611,908        6,074,464          5,773,977
       Small/Mid Cap CORE.............         89,127        2,920,766            941,390
       High Yield Bond................        405,962        6,265,268          3,479,769

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

     Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999 were as follows:

                          Portfolio                             Purchases           Sales
                          ---------                           ------------      ------------
       Large Cap Growth...................................    $ 62,265,535      $ 14,711,539
       Sovereign Bond.....................................      38,288,617        29,280,010
       International Equity Index.........................      32,519,440        17,541,313
       Small Cap Growth...................................      27,757,302        12,281,978
       International Balanced.............................       3,415,587         1,768,784
       Mid Cap Growth.....................................      45,338,211        14,783,738
       Large Cap Value....................................      22,257,609        10,304,554
       Money Market.......................................     304,141,849       329,646,739
       Mid Cap Value......................................      15,413,952        12,927,617
       Small/Mid Cap Growth...............................       8,759,614         5,337,363
       Real Estate Equity.................................      13,375,520         8,254,469
       Growth & Income....................................     144,949,345        32,223,136
       Managed............................................     111,633,323        21,803,394
       Short-Term Bond....................................      17,352,671        24,342,768
       Small Cap Value....................................      16,062,747         7,136,780
       International Opportunities........................      24,767,973        17,918,215
       Equity Index.......................................     124,086,502        40,497,607
       Global Bond........................................      10,322,531         9,125,384
       Turner Core Growth.................................      20,980,047         5,874,338
       Brandes International Equity.......................      10,664,333         3,583,615
       Frontier Capital Appreciation......................      13,387,462        10,133,633
       Enhanced U.S. Equity...............................       5,925,334         2,077,734
       Emerging Markets Equity............................       9,682,573         7,242,444
       Global Equity......................................       2,167,637         1,624,954
       Bond Index.........................................       5,900,997         1,658,038
       Small/Mid Cap CORE.................................       3,312,578         3,053,916
       High Yield Bond....................................      11,898,171        12,055,248

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.  Net Assets

    Accumulation shares attributable to net assets of policyholders and accumulation share values for each portfolio at March 31, 2000 were as follows:

                                          VEP Class #1                  VEP Class #2                 VEP Class #3
                                  ---------------------------   ---------------------------   ---------------------------
                                  Accumulation   Accumulation   Accumulation   Accumulation   Accumulation   Accumulation
Portfolio                            Shares      Share Values      Shares      Share Values      Shares      Share Values
---------                         ------------   ------------   ------------   ------------   ------------   ------------
Large Cap Growth                     501,219        36.64           452,200         36.75         211,942         36.87
Sovereign Bond                       225,529        14.01           160,910         14.05          34,047         14.10
International Equity Index           241,826        17.49           177,419         17.55           5,314         17.60
Small Cap Growth                     187,881        24.93           186,116         24.98          34,022         25.03
International Balanced                18,384        12.87            25,851         12.90          15,065         12.93
Mid Cap Growth                       244,467        36.47           184,426         36.54          60,720         36.61
Large Cap Value                      195,113        15.68           139,786         15.71          24,929         15.74
Money Market                         587,473        13.25         1,124,720         13.29         419,434         13.33
Mid Cap Value                        120,750        15.21            49,381         15.24           3,276         15.27
Small/Mid Cap Growth                  88,999        21.14            89,441         21.20               0         21.26
Real Estate Equity                    95,604        14.85            55,305         14.89          19,250         14.94
Growth & Income                      996,212        31.41           591,014         31.51         179,428         31.60
Managed                              550,878        21.22           284,687         21.29          39,917         21.35
Short-Term Bond                       84,327        13.10            94,761         13.14           9,722         13.18
Small Cap Value                      117,863        12.27            89,562         12.29          22,744         12.32
International Opportunities          140,734        16.48           191,629         16.51           6,658         16.54
Equity Index                         546,625        23.54           605,346         23.58         211,658         23.63
Global Bond                           55,879        12.37            48,921         12.39          18,599         12.41
Turner Core Growth                    31,801        31.21            15,389         31.28               0         31.34
Brandes International Equity          22,721        16.32            33,499         16.35               0         16.39
Frontier Capital Appreciation         26,137        27.20            13,250         27.26               0         27.31
Enhanced U.S. Equity                   4,387        17.51                 0         17.54               0         17.56
Emerging Markets Equity               61,060        13.69           160,303         13.70          13,962         13.71
Global Equity                         27,243        12.68            27,262         12.69           2,252         12.70
Bond Index                           100,226        10.59            99,922         10.60          63,929         10.60
Small/Mid Cap CORE                    18,057        11.56            12,509         11.57           4,270         11.58
High Yield Bond                       45,997         9.76            41,613          9.77           2,141          9.78

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                        V Coli Class #4               V Coli Class #5               V Coli Class #6
                                  ---------------------------   ---------------------------   ---------------------------
                                  Accumulation   Accumulation   Accumulation   Accumulation   Accumulation   Accumulation
Portfolio                            Shares      Share Values      Shares      Share Values      Shares      Share Values
---------                         ------------   ------------   ------------   ------------   ------------   ------------
Large Cap Growth                      624,782        36.96          302,096        37.00          273,725         37.04
Sovereign Bond                         14,891        14.89          610,911        14.91          449,306         14.92
International Equity Index             39,735        16.23          160,610        16.25          232,734         16.27
Small Cap Growth                       66,214        25.38           39,775        25.39           46,461         25.42
International Balanced                 40,176        13.10           10,196        13.11           54,443         13.12
Mid Cap Growth                        151,297        37.12          135,265        37.15           63,453         37.17
Large Cap Value                       168,223        15.96          160,487        15.97          419,835         15.98
Money Market                          173,689        13.19          290,988        13.20          159,826         13.22
Mid Cap Value                          81,017        15.48           17,842        15.49          240,521         15.50
Small/Mid Cap Growth                   25,267        21.17              378        21.19           29,661         21.21
Real Estate Equity                     57,478        15.40            5,284        15.42          199,999         15.43
Growth & Income                       581,341        31.39          528,494        31.42           25,701         31.45
Managed                               144,003        22.01          118,971        22.04          128,144         22.06
Short-Term Bond                       185,563        13.36          424,715        13.38                0             0
Small Cap Value                        32,369        12.49           50,061        12.50          278,886         12.50
International Opportunities           219,385        16.77          180,790        16.78          104,577         16.79
Equity Index                          336,797        23.96           64,760        23.98          558,737         23.99
Global Bond                            49,441        12.59            5,046        12.60                0         12.61
Turner Core Growth                      9,891        31.81           20,258        31.83                0         31.86
Brandes International Equity          107,998        16.63          108,224        16.65           39,650         16.66
Frontier Capital Appreciation          90,714        27.72           67,224        27.74                0         27.77
Enhanced U.S. Equity                   18,732        17.74            6,871        17.74                0         17.67
Emerging Markets Equity                     0        13.81           39,505        13.81                0         13.81
Global Equity                               0        12.80                0        12.80                0         12.80
Bond Index                              2,500        10.68           19,774        10.68                0         10.68
Small/Mid Cap CORE                          0        11.67                0        11.67                0         11.67
High Yield Bond                         1,565         9.98                0         0.98            8,654          9.85

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                  Medallion Executive VLI Class #7           MVEP Class #8                 MVEP Class #9
                                  --------------------------------    ---------------------------   ---------------------------
                                  Accumulation        Accumulation    Accumulation   Accumulation   Accumulation   Accumulation
Portfolio                            Shares           Share Values       Shares      Share Values      Shares      Share Values
---------                         ------------        ------------    ------------   ------------   ------------   ------------
Large Cap Growth                     112,264              85.40           799,241        26.61         346,876         23.70
Sovereign Bond                        56,595              24.06           302,433        12.64         338,834         11.90
International Equity Index           146,837              27.50           777,766        15.04         220,189         15.52
Small Cap Growth                     181,468              24.96           309,201        25.20         209,297         28.33
International Balanced                58,124              12.89            42,203        13.01          36,194         12.47
Mid Cap Growth                       181,012              36.51           411,691        36.87         120,647         40.88
Large Cap Value                      340,696              15.69           144,765        15.85         120,405         13.55
Money Market                         351,729              18.33           681,051        12.10         410,096         11.58
Mid Cap Value                        484,280              15.22           236,146        15.38          58,151         12.99
Small/Mid Cap Growth                   5,968              21.17           263,530        13.51          34,027         13.75
Real Estate Equity                    42,675              22.83           146,961        12.66          42,185          9.75
Growth & Income                      833,145              69.25         1,328,327        22.26         456,665         19.45
Managed                            2,310,154              40.30           226,876        17.09         120,259         15.63
Short-Term Bond                       90,405              13.12            44,158        12.06          95,975         11.56
Small Cap Value                      619,523              12.28           321,868        12.40          92,320         11.77
International Opportunities          631,815              16.50           248,891        16.65         454,435         15.94
Equity Index                         602,588              23.56         1,254,544        23.79         666,253         20.30
Global Bond                          167,161              12.38            61,755        12.50          64,901         11.80
Turner Core Growth                         0              29.04           211,545        28.32          69,350         27.22
Brandes International
Equity                                     0              16.55           542,598        15.97          59,761         17.06
Frontier Capital
Appreciation                               0              25.24           453,530        23.01          87,539         22.27
Enhanced U.S. Equity                       0              13.28           149,272        17.65         163,219         17.65
Emerging Markets Equity               43,842              13.69            79,087        13.76          40,699         13.76
Global Equity                         25,141              12.69            24,262        12.75             852         12.75
Bond Index                            27,803              10.59            19,951        10.64             180         10.64
Small/Mid Cap CORE                       174              11.57            18,128        11.62             706         11.62
High Yield Bond                       21,279               9.76            86,249         9.81          83,050          9.81

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                       MVUL 98 Class #10             MVEP 98 Class #11             MEVL II Class #12
                                  ---------------------------   ---------------------------   ---------------------------
                                  Accumulation   Accumulation   Accumulation   Accumulation   Accumulation   Accumulation
Portfolio                            Shares      Share Values      Shares      Share Values      Shares      Share Values
---------                         ------------   ------------   ------------   ------------   ------------   ------------
Large Cap Growth                      257,292        23.70         225,326         26.61          4,496          87.48
Sovereign Bond                        132,915        11.90         121,516         12.64              0          28.75
International Equity Index             50,283        15.52          94,430         15.04          1,229          29.08
Small Cap Growth                      178,252        28.33          75,478         25.20              0          25.55
International Balanced                 24,342        12.47           5,498         13.01              0          13.19
Mid Cap Growth                        325,412        40.88         155,427         36.87          4,597          37.36
Large Cap Value                        82,162        13.55         148,074         15.85              0          16.07
Money Market                          913,953        11.58         249,610         12.10              0          13.26
Mid Cap Value                          70,658        12.99          63,590         15.38              0          15.59
Small/Mid Cap Growth                   15,647        13.75          21,186         13.51              0              0
Real Estate Equity                     15,207         9.84          23,604         12.66              0          23.94
Growth & Income                     1,057,563        19.45         214,058         22.26          2,544          82.96
Managed                                82,529        15.63          51,746         17.09          2,049          47.71
Short-Term Bond                        34,938        11.56          32,271         12.06          5,208          13.60
Small Cap Value                        33,605        11.77         107,429         12.40              0          12.57
International Opportunities            55,230        15.94          65,769         16.65              0          16.88
Equity Index                        2,032,606        20.30         537,822         23.79          9,694          24.12
Global Bond                            42,596        11.80          29,112         12.50              0          12.67
Turner Core Growth                    345,860        27.22         235,445         28.32              0          32.04
Brandes International Equity          123,322        17.06         228,923         15.97              0          16.75
Frontier Capital Appreciation         240,310        22.27          91,600         23.01              0          26.83
Enhanced U.S. Equity                   51,190        17.65          38,188         17.65              0          17.82
Emerging Markets Equity                24,399        13.76          14,489         13.76              0          13.85
Global Equity                           5,262        12.75           2,275         12.75              0          12.83
Bond Index                            140,959        10.64          68,555         10.64              0          10.71
Small/Mid Cap CORE                     12,671        11.62          14,654         11.62              0          11.70
High Yield Bond                        18,929         9.81          45,739          9.81              0           9.88

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                            VEP Class #13
                                     ---------------------------
                                     Accumulation   Accumulation
Portfolio                               Shares      Share Values
---------                            ------------   ------------
Large Cap Growth                          502           87.48
Sovereign Bond                              0           28.75
International Equity Index                879           29.08
Small Cap Growth                          588           25.55
International Balanced                      0           13.19
Mid Cap Growth                            877           37.36
Large Cap Value                            13           16.07
Money Market                            7,184           13.26
Mid Cap Value                               0           15.59
Small/Mid Cap Growth                        0           21.94
Real Estate Equity                          0           23.94
Growth & Income                           307           82.96
Managed                                   372           47.71
Short-Term Bond                             0           13.60
Small Cap Value                             0           12.57
International Opportunities             1,226           16.88
Equity Index                            1,481           24.12
Global Bond                                 0           12.67
Turner Core Growth                          0           32.04
Brandes International Equity                0           16.75
Frontier Capital Appreciation               0           26.83
Enhanced U.S. Equity                        0           17.82
Emerging Markets Equity                   717           13.85
Global Equity                               0           12.83
Bond Index                                  0           10.71
Small/Mid Cap CORE                          0           11.70
High Yield Bond                             0            9.88

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Policyholders of
John Hancock Variable Life Account S
of John Hancock Variable Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1999, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 11, 2000

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1999

                                                                                                    International
                                                                       Large Cap      Sovereign         Equity      Small Cap
                                                                         Growth          Bond           Index         Growth
                                                                       Subaccount     Subaccount      Subaccount    Subaccount
                                                                       ----------     ----------      ----------    ----------
Assets
Cash..........................................................        $      8,016   $     2,380     $     2,435   $     2,357
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         115,521,551    38,321,474      33,198,674    31,022,828
Investments in shares of portfolios of M Fund Inc., at value..                  --            --              --            --
Receivable from:
   John Hancock Variable Series Trust I.......................              21,617        12,536             419       208,513
   M Fund Inc.................................................                  --            --              --            --
                                                                      ------------   -----------     -----------   -----------
Total assets..................................................         115,551,184    38,336,390      33,201,528    31,233,698
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............              20,467        12,194              75       208,172
   M Fund Inc.................................................                  --            --              --            --
Asset charges payable.........................................               9,166         2,723           2,779         2,698
                                                                      ------------   -----------     -----------   -----------
Total liabilities.............................................              29,633        14,917           2,854       210,870
                                                                      ------------   -----------     -----------   -----------
Net assets....................................................        $115,521,551   $38,321,473     $33,198,674   $31,022,828
                                                                      ============   ===========     ===========   ===========

                                                                     International     Mid Cap        Large Cap       Money
                                                                        Balanced        Growth          Value         Market
                                                                       Subaccount     Subaccount      Subaccount    Subaccount
                                                                       ----------     ----------      ----------    ----------
Assets
Cash..........................................................        $        304   $     4,698     $     1,803   $     3,061
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................           4,591,857    63,499,616      27,106,918    61,006,769
Investments in shares of portfolios of M Fund Inc., at value..                  --            --              --            --
Receivable from:
   John Hancock Variable Series Trust I.......................                  52        27,659          12,738     1,396,082
   M Fund Inc.................................................                  --            --              --            --
                                                                      ------------   -----------     -----------   -----------
Total assets..................................................           4,592,213    63,531,973      27,121,459    62,405,912
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                   9        26,980          12,479     1,395,329
   M Fund Inc.................................................                  --            --              --            --
Asset charges payable.........................................                 348         5,377           2,063         3,814
                                                                      ------------   -----------     -----------   -----------
Total liabilities.............................................                 357        32,357          14,542     1,399,143
                                                                      ------------   -----------     -----------   -----------
Net assets....................................................        $  4,591,856   $63,499,616     $27,106,917   $61,006,769
                                                                      ============   ===========     ===========   ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 1999

                                                                        Mid Cap      Small/Mid Cap   Real Estate     Growth &
                                                                         Value           Growth         Equity        Income
                                                                       Subaccount      Subaccount     Subaccount    Subaccount
                                                                       ----------      ----------     ----------    ----------
Assets
Cash..........................................................        $      1,422    $       701    $       611   $     17,877
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................          19,138,533      9,925,831      9,238,646    209,525,898
Investments in shares of portfolios of M Fund Inc., at value..                  --             --             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................              38,609        580,155             88        330,982
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................          19,178,564     10,506,687      9,239,345    209,874,757
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............              38,404        580,049             --        328,424
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................               1,627            807            699         20,434
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................              40,031        580,856            699        348,858
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $ 19,138,533    $ 9,925,831    $ 9,238,646   $209,525,899
                                                                      ============    ===========    ===========   ============

                                                                                       Short-Term      Small Cap   International
                                                                        Managed           Bond           Value     Opportunities
                                                                       Subaccount      Subaccount     Subaccount     Subaccount
                                                                       ----------      ----------     ----------     ----------
Assets
Cash..........................................................        $     13,307    $       731    $     1,430   $      2,454
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         125,710,809     11,728,988     18,783,397     31,535,050
Investments in shares of portfolios of M Fund Inc., at value..                  --             --             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................              34,311            215        189,514          1,308
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................         125,758,427     11,729,934     18,974,341     31,538,812
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............              32,402            114        189,306            955
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................              15,216            832          1,639          2,808
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................              47,618            946        190,945          3,763
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $125,710,809    $11,728,988    $18,783,396   $ 31,535,049
                                                                      ============    ===========    ===========   ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                March 31, 2000

                                                                                                        Turner        Brandes
                                                                         Equity          Global          Core      International
                                                                         Index            Bond          Growth         Equity
                                                                       Subaccount      Subaccount     Subaccount     Subaccount
                                                                       ----------      ----------     ----------     ----------
Assets
Cash..........................................................        $     10,574    $       734    $     1,535   $      1,016
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         149,913,130      8,838,516             --             --
Investments in shares of portfolios of M Fund Inc., at value..                  --             --     22,671,006     17,415,296
Receivable from:
   John Hancock Variable Series Trust I.......................             126,680        766,077            222            271
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................         150,050,384      9,605,327     22,672,763     17,416,583
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............             125,115        765,972             --            122
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................              12,138            839          1,758          1,165
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................             137,253        766,811          1,758          1,287
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $149,913,131    $ 8,838,516    $22,671,005   $ 17,415,296
                                                                      ============    ===========    ===========   ============

                                                                        Frontier                       Emerging
                                                                         Capital        Enhanced        Markets       Global
                                                                      Appreciation    U.S. Equity       Equity        Equity
                                                                       Subaccount      Subaccount     Subaccount    Subaccount
                                                                       ----------      ----------     ----------    ----------
Assets
Cash..........................................................        $      1,031    $       437    $       370   $         71
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................                  --             --      3,723,380        836,878
Investments in shares of portfolios of M Fund Inc., at value..          16,985,022      6,738,214             --             --
Receivable from:
   John Hancock Variable Series Trust I.......................                 771             63            254             24
   M Fund Inc.................................................                  --             --             --             --
                                                                      ------------    -----------    -----------   ------------
Total assets..................................................          16,986,824      6,738,714      3,724,004        836,973
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                 620             --            204             13
   M Fund Inc.................................................                  --             --             --             --
Asset charges payable.........................................               1,182            500            420             82
                                                                      ------------    -----------    -----------   ------------
Total liabilities.............................................               1,802            500            624             95
                                                                      ------------    -----------    -----------   ------------
Net assets....................................................        $ 16,985,022    $ 6,738,214    $ 3,723,380   $    836,878
                                                                      ============    ===========    ===========   ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               December 31, 1999

                                                                                                       High
                                                                         Bond        Small/Mid        Yield
                                                                        Index         Cap CORE         Bond
                                                                      Subaccount     Subaccount     Subaccount
                                                                      ----------     ----------     ----------
Assets
Cash..........................................................        $      374      $     56      $      310
Investments in shares of portfolios of John Hancock
   Variable Series Trust I, at value..........................         5,126,051       616,813       4,273,214
Investments in shares of portfolios of M Fund Inc., at value..                --            --              --
Receivable from:
   John Hancock Variable Series Trust I.......................                87             7         906,251
   M Fund Inc.................................................                --            --              --
                                                                      ----------      --------      ----------
Total assets..................................................         5,126,512       616,876       5,179,775
Liabilities
Payable to:
   John Hancock Variable Life Insurance Company...............                20            --         906,193
   M Fund Inc.................................................                --            --              --
Asset charges payable.........................................               441            63             368
                                                                      ----------      --------      ----------
Total liabilities.............................................               461            63         906,561
                                                                      ----------      --------      ----------
Net assets....................................................        $5,126,051      $616,813      $4,273,214
                                                                      ==========      ========      ==========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                            STATEMENT OF OPERATIONS

                     Years and periods ended December 31,

                                                         Large Cap Growth Subaccount            Sovereign Bond Subaccount
                                                    -------------------------------------  -------------------------------------
                                                        1999        1998         1997          1999         1998         1997
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I..........   $17,558,034  $ 6,312,073  $ 2,884,498  $ 2,851,613  $ 2,190,901  $   855,742
   M Fund Inc....................................            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Total investment income..........................    17,558,034    6,312,073    2,884,498    2,851,613    2,190,901      855,742
Expenses:
   Mortality and expense risks...................       324,595      168,652       91,256      126,407       93,556       39,184
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net investment income............................    17,233,439    6,143,421    2,793,242    2,725,206    2,097,345      816,558
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses)...................     5,003,007    1,750,881      619,721   (1,391,910)     185,230       80,538
   Net unrealized appreciation (depreciation)
     during the period...........................    (2,053,672)   8,041,022    2,301,920   (1,837,190)    (378,058)      63,687
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on
   investments...................................     2,949,335    9,791,903    2,921,641   (3,229,100)    (192,828)     144,225
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
   from operations...............................   $20,182,774  $15,935,324  $ 5,714,883  $  (503,894) $ 1,904,517  $   960,783
                                                    ===========  ===========  ===========  ===========  ===========  ===========

                                                    International Equity Index Subaccount       Small Cap Growth Subaccount
                                                    -------------------------------------  -------------------------------------
                                                       1999         1998        1997          1999          1998        1997
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I..........   $   936,475  $ 1,930,710  $   422,913  $ 3,697,955  $        --  $       473
   M Fund Inc....................................            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Total investment income..........................       936,475    1,930,710      422,913    3,697,955           --          473
Expenses:
   Mortality and expense risks...................        81,058       45,651       33,893       60,221       22,593        6,547
Net investment income............................       855,417    1,885,059      389,020    3,637,734      (22,593)      (6,074)
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses)...................       753,750      152,030      244,810    2,548,944       58,729       21,707
   Net unrealized appreciation (depreciation)
     during the period...........................     4,871,167       78,480   (1,219,540)   3,920,455    1,070,805      126,699
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on
   investments...................................     5,624,917      230,510     (974,730)   6,469,399    1,129,534      148,406
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
   from operations...............................   $ 6,480,334  $ 2,115,569  $  (585,710) $10,107,133  $ 1,106,941  $   142,332
                                                    ===========  ===========  ===========  ===========  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                      International Balanced Subaccount         Mid Cap Growth Subaccount
                                                    -------------------------------------  -------------------------------------
                                                        1999         1998        1997          1999         1998         1997
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I..........   $   372,766  $   185,760  $    61,249  $ 6,491,783  $ 1,114,374  $        --
   M Fund Inc....................................            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Total investment income..........................       372,766      185,760       61,249    6,491,783    1,114,374           --
Expenses:
   Mortality and expense risks...................        13,792        9,687        4,443      102,248       26,123        8,287
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net investment income............................       358,974      176,073       56,806    6,389,535    1,088,251       (8,287)
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses)...................        15,640       24,206        8,667    5,188,018      599,619        1,235
   Net unrealized appreciation (depreciation)
     during the period...........................      (173,912)     147,461      (67,714)  15,078,681    1,184,263      486,186
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on
   investments...................................      (158,272)     171,667      (59,047)  20,266,699    1,783,882      487,421
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
   from operations...............................   $   200,702  $   347,740  $    (2,241) $26,656,234  $ 2,872,133  $   479,134
                                                    ===========  ===========  ===========  ===========  ===========  ===========

                                                          Large Cap Value Subaccount              Money Market Subaccount
                                                    -------------------------------------  -------------------------------------
                                                        1999        1998         1997          1999         1998         1997
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
Distributions received from:
   John Hancock Variable Series Trust I..........   $ 1,809,072  $   797,874  $   194,199  $ 3,279,928  $ 1,854,829  $   758,434
   M Fund Inc....................................            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Total investment income..........................     1,809,072      797,874      194,199    3,279,928    1,854,829      758,434
Expenses:
   Mortality and expense risks...................        88,877       41,415       11,163      291,398      167,813       66,882
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net investment income............................     1,720,195      756,459      183,036    2,988,530    1,687,016      691,552
Net realized and unrealized gain (loss) on
   investments:
   Net realized gains (losses)...................       705,454      330,827      164,821           --           --           --
   Net unrealized appreciation (depreciation)
     during the period...........................    (2,181,112)     145,355      279,449           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on
   investments...................................    (1,475,658)     476,182      444,270           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
   from operations...............................   $   244,537  $ 1,232,641  $   627,306  $ 2,988,530  $ 1,687,016  $   691,552
                                                    ===========  ===========  ===========  ===========  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                             Mid Cap Value Subaccount           Small/Mid Cap Growth Subaccount
                                                     -------------------------------------    -------------------------------------
                                                          1999          1998        1997         1999           1998        1997
                                                     ------------   -----------  ---------    -----------   ----------   ----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.............  $    110,190   $   120,469  $  446,081   $ 1,421,656   $  142,469   $  878,600
  M Fund Inc.......................................            --            --          --            --           --           --
                                                     ------------   -----------  ----------   -----------   ----------   ----------
Total investment income............................       110,190       120,469     446,081     1,421,656      142,469      878,600
Expenses:
  Mortality and expense risks......................        68,611        45,020      11,421        32,995       34,432       35,934
                                                     ------------   -----------  ----------   -----------   ----------   ----------
Net investment income..............................        41,579        75,449     434,660     1,388,661      108,037      842,666
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses)......................      (860,332)     (538,516)    101,787        13,375      232,246      297,666
  Net unrealized appreciation (depreciation) during
    the period.....................................     1,757,919      (830,390)    (39,717)   (1,001,208)     236,333     (730,748)
                                                     ------------   -----------  ----------   -----------   ----------   ----------
Net realized and unrealized gain (loss) on
  investments......................................       897,587    (1,368,906)     62,070      (987,833)     468,579     (433,082)
                                                     ------------   -----------  ----------   -----------   ----------   ----------
Net increase (decrease) in net assets resulting
  from operations..................................  $    939,166   $(1,293,457) $  496,730   $   400,828   $  576,616   $  409,584
                                                     ============   ===========  ==========   ===========   ==========   ==========

                                                        Real Estate Equity Subaccount            Growth & Income Subaccount
                                                       ---------------------------------   ----------------------------------------
                                                         1999         1998        1997        1999         1998            1997
                                                       ---------   ----------  ---------   -----------  ------------    -----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I..............   $ 544,845   $  305,783  $ 246,677   $23,565,679  $  9,266,175    $ 5,917,063
  M Fund Inc........................................          --           --         --            --            --             --
                                                       ---------   ----------  ---------   -----------  ------------    -----------
Total investment income.............................     544,845      305,783    246,677    23,565,679     9,266,175      5,917,063
Expenses:
  Mortality and expense risks.......................      29,468       22,716     13,879       715,377       290,361        169,135
                                                       ---------   ----------  ---------   -----------  ------------    -----------
Net investment income...............................     515,377      283,067    232,798    22,850,302     8,975,814      5,747,928
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).......................    (735,504)    (454,979)   252,095     6,207,253     2,061,212      2,390,414
  Net unrealized appreciation (depreciation) during
    the period......................................      80,925     (698,676)   (13,488)   (5,814,839)    7,759,307        435,778
                                                       ---------   ----------  ---------   -----------  ------------    -----------
Net realized and unrealized gain (loss) on
  investments.......................................    (654,579)  (1,153,655)   238,607       392,414     9,820,519      2,826,192
                                                       ---------   ----------  ---------   -----------  ------------    -----------
Net increase (decrease) in net assets resulting
  from operations...................................   $(139,202)  $ (870,588) $ 471,405   $23,242,716  $ 18,796,333    $ 8,574,120
                                                       =========   ==========  =========   ===========  ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                              Managed Subaccount                   Short-Term Bond Subaccount
                                                      ---------------------------------------   ---------------------------------
                                                        1999             1998       1997          1999         1998       1997
                                                      -----------   -----------    ----------   ----------   ---------  ---------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I..............  $11,251,980    $3,606,186    $1,879,954   $  957,614   $ 977,164  $ 415,542
  M Fund Inc........................................           --            --            --           --          --         --
                                                      -----------    ----------    ----------   ----------   ---------  ---------
Total investment income.............................   11,251,980     3,606,186     1,879,954      957,614     977,164    415,542
Expenses:
  Mortality and expense risks.......................      495,544       121,905        65,383       50,128      50,947     20,551
                                                      -----------    ----------    ----------   ----------   ---------  ---------
Net investment income...............................   10,756,436     3,484,281     1,814,571      907,486     926,217    394,991
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses).......................    2,233,258       278,186       171,318     (441,667)     24,740     35,294
  Net unrealized appreciation (depreciation)
    during the period...............................   (6,419,069)    1,791,231       715,231      (85,754)   (136,999)   (25,976)
                                                      -----------    ----------    ----------   ----------   ---------  ---------
Net realized and unrealized gain (loss) on
  investments.......................................   (4,185,811)    2,069,417       886,549     (527,421    (112,259)     9,318
                                                      -----------    ----------    ----------   ----------   ---------  ---------
Net increase in net assets resulting from
  operations........................................  $ 6,570,625    $5,553,698    $2,701,120   $  380,065   $ 813,958  $ 404,309
                                                      ===========    ==========    ==========   ==========   =========  =========

                                                                                              International Opportunities
                                                            Small Cap Value Subaccount                  Subaccount
                                                       ----------------------------------  -------------------------------------
                                                           1999        1998       1997        1999         1998           1997
                                                       ----------   ---------   ---------  -----------  ----------   -----------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I.............    $  409,324   $  47,350   $ 299,278  $ 2,096,195 $   103,399   $    69,078
  M Fund Inc.......................................            --          --          --           --          --            --
                                                       ----------   ---------   ---------  -----------  ----------   -----------
Total investment income............................       409,324      47,350     299,278    2,096,195     103,399        69,078
Expenses:
  Mortality and expense risks......................        64,613      33,335       8,494       90,191      50,003        13,177
                                                       ----------   ---------   ---------  -----------  ----------   -----------
Net investment income..............................       344,711      14,015     290,784    2,006,004      53,396        55,901
Net realized and unrealized gain (loss) on
  investments:
  Net realized gains (losses)......................      (979,002)     (9,919)     75,149    1,907,809     191,495        80,782
  Net unrealized appreciation (depreciation)
    during the period..............................       325,684    (523,693)    (18,626)   3,818,953   1,108,416      (260,664)
                                                       ----------   ---------   ---------  -----------  ----------   -----------
Net realized and unrealized gain (loss) on
  investments......................................      (653,318)   (533,612)     56,523    5,726,762   1,299,911      (179,882)
                                                       ----------   ---------   ---------  -----------  ----------   -----------
Net increase (decrease) in net assets resulting
  from operations..................................    $ (308,607)  $(519,597)  $ 347,307  $ 7,732,766 $ 1,353,307  $   (123,981)
                                                       ==========   =========   =========  ===========  ==========   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                                 Equity Index Subaccount             Global Bond Subaccount
                                                           -----------------------------------    ------------------------------
                                                               1999        1998         1997           1999    1998       1997
                                                           -----------  ----------  ----------    ---------  --------   --------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I...................  $ 5,839,023  $1,337,750  $  409,920    $ 460,088  $303,545   $ 74,850
  M Fund Inc.............................................           --          --          --           --        --         --
                                                           -----------  ----------  ----------    ---------  --------   --------
Total investment income..................................    5,839,023   1,337,750     409,920      460,088   303,545     74,850
Expenses:
  Mortality and expense risks............................      335,573     126,021      31,223       35,321    19,894      3,820
                                                           -----------  ----------  ----------    ---------  --------   --------
Net investment income....................................    5,503,450   1,211,729     378,697      424,767   283,651     71,030
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses)............................    7,681,081     691,270     901,978     (204,675)   81,659      8,335
  Net unrealized appreciation (depreciation) during the
    period...............................................    4,678,509   6,098,919     392,256     (433,526)   43,608    (11,727)
                                                           -----------  ----------  ----------    ---------  --------   --------
Net realized and unrealized gain (loss) on investments...   12,359,590   6,790,189   1,294,234     (638,201)  125,267     (3,392)
                                                           -----------  ----------  ----------    ---------  --------   --------
Net increase (decrease) in net assets resulting from
    operations...........................................  $17,863,040  $8,001,918  $1,672,931    $(213,434) $408,918   $ 67,638
                                                           ===========  ==========  ==========    =========  ========   ========

                                                                                                     Brandes International
                                                               Turner Core Growth Subaccount           Equity Subaccount
                                                            ----------------------------------  --------------------------------
                                                                1999         1998       1997        1999       1998       1997
                                                            ----------  ----------  ----------   ----------  --------   --------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I...................   $1,349,358  $       --  $       --   $  549,978  $     --   $     --
  M Fund Inc.............................................           --      84,940      91,360           --   358,080     32,677
                                                            ----------  ----------  ----------   ----------  --------   --------
Total investment income..................................    1,349,358      84,940      91,360      549,978   358,080     32,677
Expenses:
  Mortality and expense risks............................       33,920       7,737       4,071       34,297    14,434      7,502
                                                            ----------  ----------  ----------   ----------  --------   --------
Net investment income....................................    1,315,438      77,203      87,289      515,681   343,646     25,175
Net realized and unrealized gain (loss) on investments:..
  Net realized gains.....................................    1,038,462     156,278      76,711      507,727    89,337     12,541
  Net unrealized appreciation (depreciation) during the
   period................................................    1,626,646     562,620      32,626    3,486,097    91,915    (26,022)
                                                            ----------  ----------  ----------   ----------  --------   --------
Net realized and unrealized gain (loss) on investments...    2,665,108     718,898     109,337    3,993,824   181,252    (13,481)
                                                            ----------  ----------  ----------   ----------  --------   --------
Net increase in net assets resulting from operations.....   $3,980,546  $  796,101  $  196,626   $4,509,505  $524,898   $ 11,694
                                                            ==========  ==========  ==========   ==========  ========   ========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                                 Frontier Capital Appreciation
                                                                          Subaccount              Enhanced U.S. Equity Subaccount
                                                               --------------------------------   -------------------------------
                                                                  1999        1998       1997       1999       1998       1997*
                                                               ----------  ---------  ---------   --------   --------   ---------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I......................   $  487,465  $      --  $      --   $532,067   $     --    $     --
  M Fund Inc................................................           --     34,738    128,190         --     72,302      15,335
                                                               ----------  ---------  ---------   --------   --------    --------
Total investment income.....................................      487,465     34,738    128,190    532,067     72,302      15,335
Expenses:
  Mortality and expense risks...............................       37,471     24,841     10,040     13,930      4,069         478
                                                               ----------  ---------  ---------   --------   --------    --------
Net investment income.......................................      449,994      9,897    118,150    518,137     68,233      14,857
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses)...............................      624,068   (445,752)   614,358    264,436     87,723       4,177
  Net unrealized appreciation (depreciation)
    during the period.......................................    3,431,408    432,064   (368,570)   151,562     89,677       6,844
                                                               ----------  ---------  ---------   --------   --------    --------
Net realized and unrealized gain (loss) on investments......    4,055,476    (13,688)   245,788    415,998    177,400      11,021
                                                               ----------  ---------  ---------   --------   --------    --------
Net increase (decrease) in net assets resulting from
  operations................................................   $4,505,470  $  (3,791) $ 363,938   $934,135   $245,633    $ 25,878
                                                               ==========  =========  =========   ========   ========    ========

                                                                     Emerging
                                                                  Markets Equity         Global Equity            Bond Index
                                                                    Subaccount             Subaccount             Subaccount
                                                               ---------------------  --------------------   --------------------
                                                                  1999       1998**     1999       1998**      1999      1998**
                                                               ----------  ---------  ---------   --------   --------   ---------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I                         $  137,724  $     522  $   6,063   $    491   $140,772   $  23,842
  M Fund Inc                                                           --         --         --         --          --         --
                                                               ----------  ---------  ---------   --------   --------   ---------
Total investment income                                           137,724        522      6,063        491    140,772      23,842
Expenses:
  Mortality and expense risks                                       5,465        387      1,859        339     10,636         937
                                                               ----------  ---------  ---------   --------   --------   ---------
  Net investment income                                           132,259        135      4,204        152    130,136      22,905
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses)                                     663,998    (45,975)    82,873    (21,835)  (104,174)      1,002
  Net unrealized appreciation (depreciation)
    during the period                                             432,248      2,289     47,295      4,812    (78,192)    (10,217)
                                                               ----------  ---------  ---------   --------   --------   ---------
Net realized and unrealized gain (loss) on investments          1,096,246    (43,686)   130,168    (17,023)  (182,366)     (9,215)
                                                               ----------  ---------  ---------   --------   --------   ---------
Net increase (decrease) in net assets resulting from
  operations                                                   $1,228,505  $ (43,551) $ 134,372   $(16,871)  $(52,230)  $  13,690
                                                               ==========  =========  =========   ========   ========   =========

---------------
*  From July 1, 1997 (commencement of operations).
** From May 1, 1998 (commencement of operations).

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                                                Small/Mid                High Yield
                                                                                 Cap CORE                   Bond
                                                                                Subaccount               Subaccount
                                                                           --------------------    ----------------------
                                                                             1999       1998**       1999         1998**
                                                                           --------   ---------    ---------    ---------
Investment income:
Distributions received from:
  John Hancock Variable Series Trust I................................     $ 54,784   $      --    $ 352,641    $  88,721
  M Fund Inc..........................................................           --          --           --           --
                                                                           --------   ---------    ---------    ---------
Total investment income...............................................       54,784          --      352,641       88,721
Expenses:
  Mortality and expense risks.........................................        2,073         535       12,206        1,962
                                                                           --------   ---------    ---------    ---------
Net investment income (loss)..........................................       52,711        (535)     340,435       86,759
Net realized and unrealized gain (loss) on investments:
  Net realized gains (losses).........................................       65,733     (25,196)      42,365       64,824
  Net unrealized appreciation (depreciation) during the period........      (10,735)     18,718     (139,659)     149,416
                                                                           --------   ---------    ---------    ---------
Net realized and unrealized gain (loss) on investments................       54,998      (6,478)     (97,294)     214,240
                                                                           --------   ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations.......     $107,709   $  (7,013)   $ 243,141    $ 300,999
                                                                           ========   =========    =========    =========

-----------
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                     Years and periods ended December 31,

                                                           Large Cap Growth Subaccount            Sovereign Bond Subaccount
                                                      --------------------------------------  ----------------------------------
                                                           1999        1998         1997         1999          1998       1997
                                                      ------------- ------------ -----------  -----------  ----------- ----------
Increase (decrease) in net assets from operations:
  Net investment income ............................. $ 17,233,439  $ 6,143,421  $ 2,793,242 $  2,725,206  $ 2,097,345  $   816,558
  Net realized gains (losses)........................    5,003,007    1,750,881      619,721   (1,391,910)     185,230       80,538
  Net unrealized appreciation (depreciation) during
   the period........................................   (2,053,672)   8,041,022    2,301,920   (1,837,190)    (378,058)      63,687
                                                      ------------ ------------  ----------- ------------  -----------  -----------
Net increase (decrease) in net assets resulting
  from operations....................................   20,182,774   15,935,324    5,714,883     (503,894)   1,904,517      960,783
From policyholder transactions:
  Net premiums from policyholders...................    75,667,981   29,859,648   20,264,849   74,595,720   38,567,292   21,324,560
  Net benefits to policyholders ....................   (45,347,424) (13,281,028) (10,390,849) (68,312,320) (27,391,317)  (8,009,615)
                                                      ------------ ------------  ----------- ------------  -----------  -----------
Net increase in net assets resulting from
  policyholder transactions ........................    30,320,557   16,578,620    9,874,000    6,283,400   11,175,975   13,314,945
                                                      ------------ ------------  ----------- ------------  -----------  -----------
Net increase in net assets .........................    50,503,331   32,513,944   15,588,883    5,779,506   13,080,492   14,275,728
Net assets at beginning of period...................    65,018,220   32,504,276   16,915,393   32,541,967   19,461,475    5,185,747
                                                      ------------ ------------  ----------- ------------  -----------  -----------
Net assets at end of period ........................  $115,521,551 $ 65,018,220  $32,504,276 $ 38,321,473  $32,541,967  $19,461,475
                                                      ============  ===========  =========== ============  ===========  ===========

                                                            International Equity                        Small Cap
                                                              Index Subaccount                      Growth Subaccount
                                                   -----------------------------------------------------------------------------
                                                      1999        1998          1997      1999             1998       1997
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
     operations:
  Net investment income (loss)                     $    855,417  $ 1,885,059  $   389,020  $ 3,637,734  $   (22,593) $    (6,074)
  Net realized gains                                    753,750      152,030      244,810    2,548,944       58,729       21,707
  Net unrealized appreciation (depreciation)
  during the period                                   4,871,167       78,480   (1,219,540    3,920,455    1,070,805      126,699
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
  from operations                                     6,480,334    2,115,569     (585,710)  10,107,133    1,106,941      142,332
From policyholder transactions:
  Net premiums from policyholders                    53,332,374   10,034,119    8,150,400   52,637,861   12,088,047    2,870,481
  Net benefits to policyholders                     (39,209,664)  (8,344,107)  (4,505,840  (40,800,272)  (6,621,834)  (1,005,386)
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets resulting from
  policyholder transactions                          14,122,710    1,690,012    3,644,560   11,837,589    5,466,213    1,865,095
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets                           20,603,044    3,805,581    3,058,850   21,944,722    6,573,154    2,007,427
Net assets at beginning of period                    12,595,630    8,790,049    5,731,199    9,078,106    2,504,952      497,525
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period                        $ 33,198,674  $12,595,630  $ 8,790,049  $31,022,828  $ 9,078,106  $ 2,504,952
                                                   ============  ===========  ===========  ===========  ===========  ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                            International Balanced
                                                                  Subaccount                     Mid Cap Growth Subaccount
                                                       ----------------------------------   --------------------------------------
                                                          1999        1998        1997         1999         1998          1997
                                                       ----------  ----------  ----------   -----------  -----------  ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss).......................  $  358,974  $  176,073  $   56,806   $ 6,389,535  $ 1,088,251  $     (8,287)
  Net realized gains.................................      15,640      24,206       8,667     5,188,018      599,619         1,235
  Net unrealized appreciation (depreciation) during
    the period.......................................    (173,912)    147,461     (67,714)   15,078,681    1,184,263       486,186
                                                       ----------  ----------  ----------   -----------  -----------  ------------
Net increase (decrease) in net assets resulting
    from operations..................................     200,702     347,740      (2,241)   26,656,234    2,872,133       479,134
From policyholder transactions:
  Net premiums from policyholders....................   6,295,052   3,163,316   1,608,069    65,183,285   11,323,614     3,212,754
  Net benefits to policyholders......................  (5,007,225) (1,882,974)   (282,878)  (41,018,347)  (5,132,055)     (915,459)
                                                       ----------  ----------  ----------   -----------  -----------  ------------
Net increase in net assets resulting from
    policyholder transactions........................   1,287,827   1,280,342   1,325,191    24,164,938    6,191,559     2,297,295
                                                       ----------  ----------  ----------   -----------  -----------  ------------
Net increase in net assets...........................   1,488,529   1,628,082   1,322,950    50,821,172    9,063,692     2,776,429
Net assets at beginning of period....................   3,103,327   1,475,245     152,295    12,678,444    3,614,752       838,323
                                                       ----------  ----------  ----------   -----------  -----------  ------------
Net assets at end of period..........................  $4,591,856  $3,103,327  $1,475,245   $63,499,616  $12,678,444  $  3,614,752
                                                       ==========  ==========  ==========   ===========  ===========  ============

                                                           Large Cap Value Subaccount              Money Market Subaccount
                                                       ----------------------------------   --------------------------------------
                                                          1999        1998        1997         1999         1998          1997
                                                      ----------- -----------  ----------   -----------  -----------  ------------
Increase (decrease) in net assets from operations:
  Net investment income.............................. $ 1,720,195 $   756,459  $  183,036   $ 2,988,530  $ 1,687,016  $    691,552
  Net realized gains.................................     705,454     330,827     164,821            --           --            --
  Net unrealized appreciation (depreciation) during
    the period.......................................  (2,181,112)    145,355     279,449            --           --            --
                                                      ----------- -----------  ----------   -----------  -----------  ------------
Net increase in net assets resulting from operations      244,537   1,232,641     627,306     2,988,530    1,687,016       691,552
From policyholder transactions:
  Net premiums from policyholders....................  37,432,039  15,144,316   5,421,062   890,376,545  340,377,358   103,737,470
  Net benefits to policyholders...................... (27,199,179) (4,937,583) (1,620,578) (918,869,964)(269,723,839) (100,296,756)
                                                      ----------- -----------  ----------   -----------  -----------  ------------
Net increase (decrease) in net assets resulting from
    policyholder transactions........................  10,232,860  10,206,733   3,800,484   (28,493,419)  70,653,519     3,440,714
                                                      ----------- -----------  ----------   -----------  -----------  ------------
Net increase (decrease) in net assets................  10,477,397  11,439,374   4,427,790   (25,504,889)  72,340,535     4,132,266
Net assets at beginning of period....................  16,629,520   5,190,146     762,356    86,511,658   14,171,123    10,038,857
                                                      ----------- -----------  ----------   -----------  -----------  ------------
Net assets at end of period.......................... $27,106,917 $16,629,520  $5,190,146   $61,006,769  $86,511,658  $ 14,171,123
                                                      =========== ===========  ==========   ===========  ===========  ============

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                                                                        Small/Mid Cap
                                                             Mid Cap Value Subaccount                 Growth Subaccount
                                                      --------------------------------------  -------------------------------------
                                                           1999        1998          1997         1999        1998         1997
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Increase in net assets from operations:
  Net investment income.............................. $     41,579  $    75,449  $   434,660  $ 1,388,661  $   108,037  $   842,666
  Net realized gains (losses)........................     (860,332)    (538,516)     101,787       13,375      232,246      297,666
  Net unrealized appreciation (depreciation) during
    the period.......................................    1,757,919     (830,390)     (39,717)  (1,001,208      236,333     (730,748)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
    operations.......................................      939,166   (1,293,457)     496,730      400,828      576,616      409,584
From policyholder transactions:
  Net premiums from policyholders....................   32,024,751   18,837,112    6,323,061   11,809,133    4,563,154    8,511,081
  Net benefits to policyholders......................  (29,579,995)  (7,855,945)  (1,089,206)  (9,775,543)  (6,481,542)  (6,274,668)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
    policyholder transactions........................    2,444,756   10,981,167    5,233,855    2,033,590   (1,918,388)   2,236,413
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets................    3,383,922    9,687,710    5,730,585    2,434,418   (1,341,772)   2,645,997
Net assets at beginning of period....................   15,754,611    6,066,901      336,316    7,491,413    8,833,185    6,187,188
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period.......................... $ 19,138,533  $15,754,611  $ 6,066,901  $ 9,925,831  $ 7,491,413  $ 8,833,185
                                                      ============  ===========  ===========  ===========  ===========  ===========

                                                           Real Estate Equity Subaccount            Growth & Income Subaccount
                                                      --------------------------------------  -------------------------------------
                                                           1999        1998          1997         1999        1998         1997
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Increase in net assets from operations:
  Net investment income.............................. $    515,377  $   283,067  $   232,798  $22,850,302  $ 8,975,814  $ 5,747,928
  Net realized gains (losses)........................     (735,504)    (454,979)     252,095    6,207,253    2,061,212    2,390,414
  Net unrealized appreciation (depreciation) during
     the period......................................       80,925     (698,676)     (13,488)  (5,814,839)   7,759,307      435,778
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
     operations......................................     (139,202)    (870,588)     471,405   23,242,716   18,796,333    8,574,120
From policyholder transactions:
  Net premiums from policyholders....................   22,699,314    6,964,604    4,833,914  196,639,863   60,975,616   35,535,599
  Net benefits to policyholders......................  (18,093,640)  (5,513,221)  (2,393,463 (106,763,955) (31,360,866) (21,776,809)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets resulting from
    policyholder transactions........................    4,605,674    1,451,383    2,440,451   89,875,908   29,614,750   13,758,790
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets...........................    4,466,472      580,795    2,911,856  113,118,624   48,411,083   22,332,910
Net assets at beginning of period....................    4,772,174    4,191,379    1,279,523   96,407,275   47,996,192   25,663,282
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period.......................... $  9,238,646  $ 4,772,174  $ 4,191,379 $209,525,899  $ 96,407,27  $47,996,192
                                                      ============  ===========  =========== ============  ===========  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                                                                         Short-Term Bond
                                                                 Managed Subaccount                         Subaccount
                                                      --------------------------------------  -------------------------------------
                                                           1999        1998         1997          1999        1998         1997
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
  Net investment income.............................   $10,756,436  $ 3,484,281  $ 1,814,571  $   907,486  $   926,217  $   394,991
  Net realized gains (losses).......................     2,233,258      278,186      171,318     (441,667)      24,740       35,294
  Net unrealized appreciation (depreciation) during
    the period......................................    (6,419,069)   1,791,231      715,231      (85,754)    (136,999)     (25,976)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets resulting from
    operations......................................     6,570,625    5,553,698    2,701,120      380,065      813,958      404,309
From policyholder transactions:
  Net premiums from policyholders...................   113,292,872   21,019,273   16,914,475   41,259,110   27,490,581    2,911,228
  Net benefits to policyholders.....................   (34,219,380)  (8,281,600)  (9,357,535) (49,156,693) (21,534,195)  (4,234,624)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
    from policyholder transactions..................    79,073,492   12,737,673    7,556,940   (7,897,583)   5,956,393    8,676,604
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets...............    85,644,117   18,291,371   10,258,060   (7,517,518)   6,770,351    9,080,913
Net assets at beginning of period...................    40,066,692   21,775,321   11,517,261   19,246,506   12,476,155    3,395,242
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period.........................  $125,710,809  $40,066,692  $21,775,321  $11,728,988  $19,246,506  $12,476,155
                                                      ============  ===========  ===========  ===========  ===========  ===========

                                                                                                   International Opportunities
                                                           Small Cap Value Subaccount                       Subaccount
                                                      --------------------------------------  -------------------------------------
                                                           1999        1998         1997          1999        1998         1997
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
  Net investment income.............................  $    344,711  $    14,015  $   290,784  $ 2,006,004  $    53,396  $    55,901
  Net realized gains (losses).......................      (979,002)      (9,919)      75,149    1,907,809      191,495       80,782
  Net unrealized appreciation (depreciation) during
    the period......................................       325,684     (523,693)     (18,626)   3,818,953    1,108,416     (260,664)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting
    from operations.................................      (308,607)    (519,597)     347,307    7,732,766    1,353,307     (123,981)
From policyholder transactions:
  Net premiums from policyholders...................    39,172,672   11,420,833    4,182,527   43,216,216   23,844,756    8,906,153
  Net benefits to policyholders.....................   (30,591,417)  (4,363,378)    (897,951) (38,372,463) (12,275,087)  (3,655,731)
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets resulting from
    policyholder transactions.......................     8,581,255    7,057,455    3,284,576    4,843,753   11,569,669    5,250,422
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets..........................     8,272,648    6,537,858    3,631,883   12,576,519   12,922,976    5,126,441
Net assets at beginning of period...................    10,510,748    3,972,890      341,007   18,958,530    6,035,554      909,113
                                                      ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period.........................  $ 18,783,396  $10,510,748  $ 3,972,890 $ 31,535,049 $ 18,958,530  $ 6,035,554
                                                      ============  ===========  =========== ============ ============  ===========

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                            Equity Index Subaccount                  Global Bond Subaccount
                                                            -----------------------                  ----------------------
                                                       1999          1998          1997         1999          1998         1997
                                                       ----          ----          ----         ----          ----         ----
Increase (decrease) in net assets from
operations:
  Net investment income......................    $   5,503,450  $   1,211,729  $    378,697  $    424,767  $   283,651  $    71,030
  Net realized gains (losses)................        7,681,081        691,270       901,978      (204,675)      81,659        8,335
  Net unrealized appreciation
    (depreciation) during the period.........        4,678,509      6,098,919       392,256      (433,526)      43,608      (11,727)
                                                 -------------  -------------  ------------  ------------  -----------  -----------
Net increase (decrease) in net assets
  resulting from operations..................       17,863,040      8,001,918     1,672,931      (213,434)     408,918       67,638
From policyholder transactions:
  Net premiums from policyholders............      225,994,914     60,690,933    23,412,687    11,387,398    9,258,713    1,828,179
  Net benefits to policyholders..............     (147,909,470)   (31,166,123)   (9,622,006)  (10,615,019)  (3,008,341)    (534,164)
                                                 -------------  -------------  ------------  ------------  -----------  -----------
Net increase in net assets resulting from
  policyholder transactions..................       78,085,444     29,524,810    13,790,681       772,379    6,250,372    1,294,015
                                                 -------------  -------------  ------------  ------------  -----------  -----------
Net increase in net assets...................       95,948,484     37,526,728    15,463,612       558,945    6,659,290    1,361,653
Net assets at beginning of period............       53,964,647     16,437,919       974,307     8,279,571    1,620,281      258,628
                                                 -------------  -------------  ------------  ------------  -----------  -----------
Net assets at end of period..................    $ 149,913,131  $  53,964,647  $ 16,437,919  $  8,838,516  $ 8,279,571  $ 1,620,281
                                                 =============  =============  ============  ============  ===========  ===========

                                                                                                     Brandes International
                                                         Turner Core Growth Subaccount                 Equity Subaccount
                                                         -----------------------------                 -----------------
                                                       1999          1998          1997         1999          1998         1997
                                                       ----          ----          ----         ----          ----         ----
Increase (decrease) in net assets from
operations:
  Net investment income......................    $  1,315,438   $     77,203   $     87,289  $    515,681  $   343,646  $    25,175
  Net realized gains.........................       1,038,462        156,278         76,711       507,727       89,337       12,541
  Net unrealized appreciation
    (depreciation) during the period.........       1,626,646        562,620         32,626     3,486,097       91,915      (26,022)
                                                 ------------   ------------   ------------  ------------  -----------  -----------
Net increase in net assets resulting from
  operations.................................       3,980,546        796,101        196,626     4,509,505      524,898       11,694
From policyholder transactions:
  Net premiums from policyholders............      23,098,524      4,779,974        743,622    12,134,533    5,520,633    2,484,010
  Net benefits to policyholders..............      (9,308,254)    (1,690,860)      (580,027)   (5,569,496)  (2,041,375)  (1,088,249)
                                                 ------------   ------------   ------------  ------------  -----------  -----------
Net increase in net assets resulting from
  policyholder transactions..................      13,790,270      3,089,114        163,595     6,565,037    3,479,258    1,395,761
                                                 ------------   ------------   ------------  ------------  -----------  -----------
Net increase in net assets...................      17,770,816      3,885,215        360,221    11,074,542    4,004,156    1,407,455
Net assets at beginning of period............       4,900,189      1,014,974        654,753     6,340,754    2,336,598      929,143
                                                 ------------   ------------   ------------  ------------  -----------  -----------
Net assets at end of period..................    $ 22,671,005   $  4,900,189   $  1,014,974  $ 17,415,296  $ 6,340,754  $ 2,336,598
                                                 ============   ============   ============  ============  ===========  ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                          Frontier Capital Appreciation                    Enhanced U.S.
                                                                    Subaccount                            Equity Subaccount
                                                         --------------------------------       -----------------------------------
                                                           1999        1998       1997             1999         1998       1997*
                                                         ----------  ---------   --------       -----------  ----------  ----------
Increase (decrease) in net assets from operations:
        Net investment income......................     $    449,994  $     9,897  $  118,150    $  518,137 $    68,233  $  14,857
        Net realized gains (losses)................          624,068     (445,752)    614,358       264,436      87,723      4,177
        Net unrealized appreciation
        (depreciation) during the
        period.....................................        3,431,408      432,064    (368,570)      151,562      89,677      6,844
                                                        ------------  -----------  ----------    ---------- -----------  ---------
Net increase (decrease) in net assets resulting
   from operations.................................        4,505,470       (3,791)    363,938       934,135     245,633     25,878
From policyholder transactions:
        Net premiums from policyholders............       25,135,447   13,982,031  10,030,418     6,480,741   3,031,309    475,503
        Net benefits to policyholders..............      (22,331,613)  (9,695,520) (5,969,436)   (3,151,279) (1,299,530)    (4,176)
                                                        ------------  -----------  ----------    ----------  ----------  ---------
Net increase in net assets resulting from policy
   holder transactions.............................        2,803,834    4,286,511   4,060,982     3,329,462    1,731,779   471,327
                                                        ------------  -----------  ----------    ----------  ----------  ---------
Net increase in net assets.........................        7,309,304    4,282,720   4,424,920     4,263,597    1,977,412   497,205
Net assets at beginning of period..................        9,675,718    5,392,998     968,078     2,474,617      497,205         0
                                                        ------------  -----------  ----------    ----------  ----------  ---------
Net assets at end of period........................     $ 16,985,022  $ 9,675,718  $5,392,998    6,738,214   $2,474,617  $ 497,205
                                                        ============  ===========  ===========   ==========  =========== =========


                                                         Emerging Markets            Global Equity                   Bond Index
                                                        Equity Subaccount             Subaccount                    Subaccount
                                                     ----------------------      ----------------------     ------------------------
                                                       1999        1998**          1999        1998**         1999         1998**
                                                      -------     ---------       -------     ---------      --------    -----------
Increase (decrease) in net assets from operations:
        Net investment income......................  $    132,259  $       135   $    4,204  $       152    $   130,136  $   22,905
        Net realized gains (losses)................       663,998      (45,975)      82,873      (21,835)      (104,174)      1,002
        Net unrealized appreciation
        (depreciation) during the
        period.....................................       432,248        2,289       47,295        4,812        (78,192)    (10,217)
                                                     ------------  -----------   ----------  -----------    -----------   ---------
Net increase (decrease) in net assets resulting
   from operations.................................     1,228,505      (43,551)     134,372      (16,871)       (52,230)     13,690

From policyholder transactions:
        Net premiums from policyholders............    18,579,194    2,434,226    3,151,983    2,372,034      6,471,518   1,176,234
        Net benefits to policyholders..............   (16,271,324)  (2,203,670)   (2,613,50)  (2,191,135)    (2,358,694)   (124,467)
                                                     ------------  -----------   ----------  -----------    -----------   ---------
Net increase in net assets resulting from
policy holder transactions.........................     2,307,870      230,556      538,478      180,899      4,112,824   1,051,767
                                                     ------------  -----------   ----------  -----------    -----------   ---------
Net increase in net assets.........................     3,536,375      187,005      672,850      164,028      4,060,594   1,065,457
Net assets at beginning of period..................       187,005            0      164,028            0      1,065,457           0
                                                     ------------  -----------   ----------  -----------    -----------   ---------
Net assets at end of period........................  $  3,723,380  $   187,005   $  836,878  $   164,028    $ 5,126,051  $1,065,457
                                                     ============  ===========   ==========  ===========    ===========  ==========

___________________________
*   From July 1, 1997 (commencement of operations).
**  From May 1, 1998 (commencement of operations).

See accompanying notes.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                     Years and periods ended December 31,

                                                                                  Small/Mid Cap CORE          High Yield Bond
                                                                                      Subaccount                  Subaccount
                                                                           --------------------------      ------------------------
                                                                               1999         1998**           1999            1998**
                                                                           ---------      -----------      ---------       --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)......................................       $     52,711   $     (535)   $     340,435  $     86,759
  Net realized gains (losses).......................................             65,733      (25,196)          42,365        64,824
Net unrealized appreciation (depreciation) during the period........            (10,735)      18,718         (139,659)      149,416
                                                                           ------------   ----------    -------------  ------------
Net increase (decrease) in net assets resulting from operations.....            107,709       (7,013)         243,141       300,999
From policyholder transactions:
  Net premiums from policyholders...................................          5,817,483    1,089,030       19,870,990     6,683,673
                                                                           ------------   ----------    -------------  ------------
  Net benefits to policyholders.....................................         (5,611,532)    (778,864)     (20,368,501)   (2,457,088)
Net increase (decrease) in net assets resulting from policyholder
  transactions......................................................            205,951      310,166         (497,511)    4,226,585
                                                                           ------------   ----------    -------------  ------------
Net increase (decrease) in net assets...............................            313,660      303,153         (254,370)    4,527,584
Net assets at beginning of period...................................            303,153            0        4,527,584             0
                                                                           ------------   ----------    -------------  ------------
Net assets at end of period.........................................       $    616,813   $  303,153    $   4,273,214  $  4,527,584

                                                                           ============   ==========    =============  ============

____________

** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1999

1.   Organization

     John Hancock Variable Life Accounts (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Enhanced U.S. Equity, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE and High Yield Bond Portfolios. Each Portfolio has a different investment objective.

     The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

     The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.   Significant Accounting Policies

  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Valuation of Investments

     Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

  Federal Income Taxes

     The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

  Expenses

     JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

     JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

  Policy Loans

     Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1999, there were no outstanding policy loans.

3.   Transaction with Affiliates

     John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

     Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.   Details of Investments

     The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1999 were as follows:

          Portfolio                                       Shares Owned            Cost            Value
          ---------                                       ------------            ----            -----
Large Cap Growth........................................     4,226,550      $ 108,181,136     $ 115,521,551
Sovereign Bond..........................................     4,200,440         40,512,273        38,321,473
International Equity Index..............................     1,689,937         29,224,059        33,198,674
Small Cap Growth........................................     1,622,919         25,907,535        31,022,828
International Balanced..................................       428,930          4,680,715         4,591,856
Mid Cap Growth..........................................     2,172,468         46,744,046        63,499,616
Large Cap Value.........................................     2,009,306         28,839,671        27,106,917
Money Market............................................     6,100,677         61,006,768        61,006,769
Mid Cap Value...........................................     1,497,913         18,236,811        19,138,533
Small/Mid Cap Growth....................................       707,222         10,888,164         9,925,831
Real Estate Equity......................................       805,182          9,643,804         9,238,646
Growth & Income.........................................    10,470,370        207,387,033       209,525,899
Managed.................................................     8,137,552        130,087,567       125,710,809
Short-Term Bond.........................................     1,206,452         11,963,663        11,728,988
Small Cap Value.........................................     1,720,546         18,985,985        18,783,396
International Opportunities.............................     2,078,452         26,831,679        31,535,049
Equity Index............................................     7,327,855        138,687,664       149,913,131
Global Bond.............................................       900,154          9,240,752         8,838,516
Turner Core Growth......................................       988,705         20,433,059        22,671,005
Brandes International Equity............................     1,122,129         13,875,593        17,415,296
Frontier Capital Appreciation...........................       804,225         13,485,020        16,985,022
Enhanced U.S. Equity....................................       321,327          6,490,133         6,738,214
Emerging Markets Equity.................................       303,646          3,288,843         3,723,380
Global Equity...........................................        68,965            784,773           836,878
Bond Index..............................................       550,115          5,214,459         5,126,051
Small/Mid Cap CORE......................................        62,841            608,830           616,813
High Yield Bond.........................................       475,514          4,263,457         4,273,214

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Fund and of M Fund during 1999 were as follows:

                                        Portfolio                                    Purchases            Sales
                                      -------------                               --------------      -------------
          Large Cap Growth..................................................      $ 62,265,535        $ 14,711,539
          Sovereign Bond....................................................        38,288,617          29,280,010
          International Equity Index........................................        32,519,440          17,541,313
          Small Cap Growth..................................................        27,757,302          12,281,978
          International Balanced............................................         3,415,587           1,768,784
          Mid Cap Growth....................................................        45,338,211          14,783,738
          Large Cap Value...................................................        22,257,609          10,304,554
          Money Market......................................................       304,141,849         329,646,739
          Mid Cap Value.....................................................        15,413,952          12,927,617
          Small/Mid Cap Growth..............................................         8,759,614           5,337,363
          Real Estate Equity................................................        13,375,520           8,254,469
          Growth & Income...................................................       144,949,345          32,223,136
          Managed...........................................................       111,633,323          21,803,394
          Short-Term Bond...................................................        17,352,671          24,342,768
          Small Cap Value...................................................        16,062,747           7,136,780
          International Opportunities.......................................        24,767,973          17,918,215
          Equity Index......................................................       124,086,502          40,497,607
          Global Bond.......................................................        10,322,531           9,125,384
          Turner Core Growth................................................        20,980,047           5,874,338
          Brandes International Equity......................................        10,664,333           3,583,615
          Frontier Capital Appreciation.....................................        13,387,462          10,133,633
          Enhanced U.S. Equity..............................................         5,925,334           2,077,734
          Emerging Markets Equity...........................................         9,682,573           7,242,444
          Global Equity.....................................................         2,167,637           1,624,954
          Bond Index........................................................         5,900,997           1,658,038
          Small/Mid Cap CORE................................................         3,312,578           3,053,916
          High Yield Bond...................................................        11,898,171          12,055,248


                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                  NOTES TO FINANCIAL STATEMENTS--(continued)

 5. Net Assets

     Accumulation shares attributable to net assets of policyholders and accumulation share values for each subaccount at December 31, 1999 were as follows:


                                                          VEP Class #1               VEP Class #2               VEP Class #3
                                                   --------------------------  -------------------------  --------------------------
                                                   Accumulation  Accumulation  Accumulation Accumulation  Accumulation  Accumulation
                    Portfolio                         Shares     Share Values     Shares    Share Values     Shares     Share Values
                  -------------                    ------------  ------------  ------------ ------------  ------------  ------------
Large Cap Growth..................................   432,627       $34.19        442,008      $34.29        156,934        $34.39
Sovereign Bond....................................   226,496        13.80        170,995       13.84         28,389         13.88
International Equity Index........................   205,346        17.52        163,712       17.58          4,631         17.63
Small Cap Growth..................................   151,029        21.68        131,551       21.71         42,832         21.76
International Balanced............................    21,487        13.28         25,817       13.30         12,453         13.33
Mid Cap Growth....................................   202,405        35.56        145,034       35.62         45,513         35.69
Large Cap Value...................................   191,629        16.15        140,376       16.18          4,476         16.21
Money Market......................................   613,611        13.08      1,102,161       13.12        347,735         13.15
Mid Cap Value.....................................   106,938        14.05         45,955       14.08          2,990         14.10
Small/Mid Cap Growth..............................    83,852        19.77         90,674       19.83         41,701         19.88
Real Estate Equity................................    94,768        14.40         68,355       14.44          2,732         14.49
Growth & Income...................................   945,411        30.90        579,234       31.00        212,540         31.09
Managed...........................................   554,374        20.88        279,936       20.94         23,988         21.00
Short-Term Bond...................................    94,078        12.97         84,892       13.00          7,712         13.04
Small Cap Value...................................   114,641        12.30         82,461       12.33         55,278         12.35
International Opportunities.......................   115,902        16.52        159,219       16.55          2,521         16.58
Equity Index......................................   442,683        23.06        565,394       23.10        189,577         23.14
Global Bond.......................................    55,090        12.15         48,036       12.17         16,751         12.19
Turner Core Growth................................    31,697        28.29         15,337       28.36             --            --
Brandes International Equity......................    18,319        16.91         33,342       16.94             --            --
Frontier Capital Appreciation.....................    20,409        22.75         13,182       22.80             --            --
Enhanced U.S. Equity..............................     3,102        17.47             --       17.50             --            --
Emerging Markets Equity...........................    31,332        12.77        114,481       12.78          4,803         12.79
Global Equity.....................................    11,223        12.22         15,873       12.23            777         12.24
Bond Index........................................    99,617        10.34         99,264       10.34         64,039         10.35
Small/Mid Cap CORE................................    12,833        10.76          3,271       10.77          4,416         10.78
High Yield Bond...................................    51,021        10.09         40,169       10.10             --            --

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                              V Coli Class #4               V Coli Class #5              V Coli Class #6
                                        --------------------------   ---------------------------   ----------------------------
                                        Accumulation   Accumulation   Accumulation  Accumulation   Accumulation    Accumulation
           Portfolio                    Shares         Share Values   Shares        Share Values   Shares          Share Values
           ---------                    ------------   ------------  -------------  ------------   ------------    ------------
Large Cap Growth ...................    646,018        $34.50         282,553       $34.49         252,596         $34.52
Sovereign Bond .....................     17,426         14.64         538,047        14.66         335,449          14.67
International Equity Index .........     63,956         16.24         130,903        16.26         235,165          16.28
Small Cap Growth ...................     90,088         22.04          39,929        22.05          38,804          22.07
International Balanced .............     68,220         13.50           6,065        13.51          54,964          13.52
Mid Cap Growth .....................    146,264         36.15         124,116        36.18           5,992          36.19
Large Cap Value ....................    151,753         16.42         133,066        16.43         416,273          16.44
Money Market .......................    218,714         13.01           5,906        13.02         136,140          13.04
Mid Cap Value ......................     69,726         14.29          24,485        14.30         281,375          14.30
Small/Mid Cap Growth ...............     27,983         19.77             958        19.79          42,902          19.81
Real Estate Equity .................     58,475         14.92           4,323        14.93         203,728          14.95
Growth & Income ....................    641,268         30.84         447,326        30.87          16,723          30.91
Managed ............................    162,478         21.64          83,071        21.66         150,514          21.68
Short-Term Bond ....................     99,163         13.21         351,710        13.22              --             --
Small Cap Value ....................     32,245         12.51          49,419        12.52         281,896          12.53
International Opportunities ........    203,225         16.80         157,727        16.80          74,340          16.81
Equity Index .......................    324,024         23.44          37,253        23.46         533,298          23.47
Global Bond ........................     54,500         12.35           9,809        12.36              --             --
Turner Core Growth .................      7,772         28.80          12,496        28.83              --             --
Brandes International Equity .......    104,626         17.21          81,372        17.23          42,458          17.25
Frontier Capital Appreciation ......     74,553         23.16          62,806        23.18              --             --
Enhanced U.S. Equity ...............     13,962         17.68               1        17.68              --             --
Emerging Markets Equity ............         --            --          24,692        12.87              --             --
Global Equity ......................         --            --              --        12.32              --             --
Bond Index .........................      2,519         10.42          10,132        10.42              --             --
Small/Mid Cap CORE .................         --            --              --        10.84              --             --
High Yield Bond ....................      1,998         10.18             310        10.18          85,180          10.18

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                                     Medallion Executive VLI Class #7         MVEP Class #8               MVUL Class #9
                                     --------------------------------   -------------------------    -------------------------
                                     Accumulation   Accumulation        Accumulation Accumulation    Accumulation Accumulation
          Portfolio                     Shares      Share Values          Shares     Share Values      Shares     Share Values
          ---------                  ------------   -----------------   ------------ ------------    -------------------------
Large Cap Growth ...............      92,840              $79.68           781,223      $24.82            213,207      $22.10
Sovereign Bond .................      57,389               23.69           765,173       12.44            500,049       11.71
International Equity Index .....     113,572               27.55           780,218       15.05            200,089       15.54
Small Cap Growth ...............     193,672               21.70           298,417       21.90            197,401       24.61
International Balanced .........      52,288               13.29            41,158       13.41             36,634       12.85
Mid Cap Growth .................     168,579               35.59           383,762       35.92            103,210       39.83
Large Cap Value ................     269,931               16.17           125,284       16.31            115,052       13.95
Money Market ...................     280,073               18.10           339,940       11.94            435,648       11.42
Mid Cap Value ..................     412,439               14.06           242,213       14.19             70,954       12.00
Small/Mid Cap Growth ...........       3,416               19.80           257,950       12.63             33,652       12.85
Real Estate Equity .............      39,901               22.14           116,040       12.27             38,147        9.54
Growth & Income ................     828,857               68.13         1,383,220       21.88            552,475       19.13
Managed ........................   2,321,332               39.65           236,592       16.81            102,294       15.37
Short-Term Bond ................      63,598               12.99            63,326       11.93             95,428       11.43
Small Cap Value ................     473,526               12.32           281,097       12.43             87,362       11.80
International Opportunities ....     559,454               16.54           227,841       16.68            335,763       15.97
Equity Index ...................     477,728               23.08         1,251,427       23.29            598,377       19.87
Global Bond ....................     146,786               12.16            62,185       12.27            258,673       11.58
Turner Core Growth .............          --                  --           229,705       25.66             76,087       24.67
Brandes International
  Equity .......................          --                  --           495,542       16.53             58,572       17.67
Frontier Capital
  Appreciation .................          --                  --           405,890       19.23            119,967       18.62
Enhanced U.S. Equity ...........          --                  --           145,784       17.59            139,459       17.59
Emerging Markets Equity ........      45,954               12.77            18,062       12.82             40,257       12.82
Global Equity ..................       2,967               12.23             4,588       12.28             29,228       12.28
Bond Index .....................      18,855               10.34            12,439       10.38                185       10.38
Small/Mid Cap CORE .............          --                  --            16,742       10.81                477       10.81
High Yield Bond ................      34,470               10.10            82,547       10.14             72,026       10.14

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                  NOTES TO FINANCIAL STATEMENTS--(continued)


                                                    MVUL 98 Class #10          MVEP 98 Class #11           MEVL II Class #12
                                              ---------------------------   ------------------------   ----------------------------
                                              Accumulation   Accumulation   Accumulation Accumulation   Accumulation    Accumulation
               Portfolio                         Shares      Share Values      Shares    Share Values     Shares        Share Values
               ---------                      ------------   ------------   ------------ ------------   ------------    ------------
Large Cap Growth..............................       221,057     $ 22.10        133,186    $ 24.82           --              --
Sovereign Bond ...............................       122,492       11.71         96,742      12.44           --              --
International Equity Index....................        40,197       15.54         68,833      15.05           --              --
Small Cap Growth..............................       158,068       24.61         34,357      21.90           --              --
International Balanced........................        22,819       12.85          3,040      13.41           --              --
Mid Cap Growth................................       291,628       39.83        111,636      35.92           --              --
Large Cap Value...............................        66,485       13.95         73,993      16.31           --              --
Money Market.................................        575,670       11.42        718,107      11.94           --              --
Mid Cap Value................................         62,352       11.99         52,021      14.19           --              --
Small/Mid Cap Growth.........................          5,710       12.85         20,460      12.63           --              --
Real Estate Equity...........................         10,691       9.54           7,405      12.27           --              --
Growth & Income..............................      1,047,922       19.13        196,321      21.88           --              --
Managed......................................         55,779       15.37         43,618      16.81           --              --
Short-Term Bond..............................         26,887       11.43         31,697      11.93           --              --
Small Cap Value..............................         22,247       11.80         40,374      12.43           --              --
International Opportunities..................         39,238       15.97         35,379      16.68           --              --
Equity Index.................................      1,960,860       19.87        440,030      23.29           --              --
Global Bond..................................         35,346       11.58         51,458      12.27           --              --
Turner Core Growth...........................        377,311       24.67        142,883      25.66           --              --
Brandes International Equity.................         82,135       17.67        116,504      16.53           --              --
Frontier Capital Appreciation................         90,807       18.62         69,320      20.00           --              --
Enhanced U.S. Equity.........................         48,887       17.59         30,852      17.59           --              --
Emerging Markets Equity......................          7,584       12.82          3,832      12.82           --              --
Global Equity................................          1,070       12.28          2,561      12.28           --              --
Bond Index...................................        137,733       10.38         46,924      10.38           --              --
Small/Mid Cap CORE...........................         10,536       10.81          8,881      10.81           --              --
High Yield Bond..............................         15,036       10.14         38,875      10.14           --              --

                     JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                  NOTES TO FINANCIAL STATEMENTS--(continued)

                                                   VEP Class #13
                                          -------------------------------
                                          Accumulation       Accumulation
              Portfolio                      Shares          Share Values
              ---------                   -------------   ---------------
Large Cap Growth......................          --             --
Sovereign Bond........................          --             --
International Equity Index............          --             --
Small Cap Growth......................          --             --
International Balanced................          --             --
Mid Cap Growth........................          --             --
Large Cap Value.......................          --             --
Money Market..........................          --             --
Mid Cap Value.........................          --             --
Small/Mid Cap Growth..................          --             --
Real Estate Equity....................          --             --
Growth & Income.......................          --             --
Managed...............................          --             --
Short-Term Bond.......................          --             --
Small Cap Value.......................          --             --
International Opportunities...........          --             --
Equity Index..........................          --             --
Global Bond...........................          --             --
Turner Core Growth....................          --             --
Brandes International Equity..........          --             --
Frontier Capital Appreciation.........          --             --
Enhanced U.S. Equity..................          --             --
Emerging Markets Equity...............          --             --
Global Equity.........................          --             --
Bond Index............................          --             --
Small/Mid Cap CORE....................          --             --
High Yield Bond.......................          --             --

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

                  ALPHABETICAL INDEX OF KEY WORDS AND PHRASES

     This index should help you locate more information about many of the important concepts in this prospectus.

Key Word or Phrase                                  Page
Account............................................  34
account value......................................   9
Additional Sum Insured.............................  16
annual processing date.............................  17
asset-based risk charge............................  10
attained age.......................................  10
Basic Sum Insured..................................  16
beneficiary........................................  44
business day.......................................  35
changing Option A or B.............................  19
changing the Total Sum Insured.....................  19
charges............................................   9
Code...............................................  40
cost of insurance rates............................  10
date of issue......................................  36
death benefit......................................   5
deductions.........................................   9
dollar cost averaging..............................  14
expenses of the Trusts.............................  11
fixed investment option............................  35
full surrender.....................................  15
fund...............................................   2
grace period.......................................   7
guaranteed minimum death benefit...................   7
Guaranteed Minimum Death Benefit Premium...........   8
insurance charge...................................  10
insured person.....................................   5
investment options.................................   1
JHVLICO............................................  34
lapse..............................................   7
loan...............................................  15
loan interest......................................  15
maximum premiums...................................   6
Minimum Initial Premium............................  35
minimum insurance amount...........................  17
minimum premiums...................................   6
modified endowment.................................  41
monthly deduction date.............................  36
Option A; Option B.................................  16
optional rider benefits............................  18
optional extra death benefit feature...............  17
owner..............................................   5
partial withdrawal.................................  15
partial withdrawal charge..........................  11
payment options....................................  20
Planned Premium....................................   7
policy anniversary.................................  36
policy split option................................  18
policy year........................................  36
premium; premium payment...........................   5
prospectus.........................................   3
receive; receipt...................................  22
reinstate; reinstatement...........................   7
sales charges......................................   9
SEC................................................   2
Separate Account S.................................  34
Servicing Office...................................   2
special loan account...............................  15
subaccount.........................................  34
surrender..........................................  15
surrender value....................................  15
Target Premium.....................................  10
tax considerations.................................  40
telephone transfers................................  22
Total Sum Insured..................................  16
transfers of account value.........................  14
Trusts.............................................   2
variable investment options........................   1
we; us.............................................  34
withdrawal.........................................  15
withdrawal charges.................................  11
you; your..........................................   5

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